UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

Semiannual Report ■ November 30, 2018 TIAA-CREF Lifecycle Funds of the TIAA-CREF Funds The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Lifecycle Retirement Income Fund	TLRIX	TLRHX	TPILX	TLIRX	TLRRX
Lifecycle 2010 Fund	TCTIX	TCLHX	TCTPX	TCLEX	—
Lifecycle 2015 Fund	TCNIX	TCNHX	TCFPX	TCLIX	—
Lifecycle 2020 Fund	TCWIX	TCWHX	TCWPX	TCLTX	—
Lifecycle 2025 Fund	TCYIX	TCQHX	TCQPX	TCLFX	—
Lifecycle 2030 Fund	TCRIX	TCHHX	TCHPX	TCLNX	—
Lifecycle 2035 Fund	TCIIX	TCYHX	TCYPX	TCLRX	—
Lifecycle 2040 Fund	TCOIX	TCZHX	TCZPX	TCLOX	—
Lifecycle 2045 Fund	TTFIX	TTFHX	TTFPX	TTFRX	—
Lifecycle 2050 Fund	TFTIX	TFTHX	TCLPX	TLFRX	—
Lifecycle 2055 Fund	TTRIX	TTRHX	TTRPX	TTRLX	—
Lifecycle 2060 Fund	TLXNX	TLXHX	TLXPX	TLXRX	—

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019, and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019, of other matters that may be properly brought before the 2019 shareholders’ meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	3

Letter to investors

U.S. and international financial markets delivered mixed results during the six months ended November 30, 2018. While U.S. equities posted modest gains, international stocks declined amid concerns over higher interest rates and slower global economic growth. Returns for U.S. fixed-income securities were generally negative. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Funds posted negative returns for the period and underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from –4.4% for the Lifecycle 2060 Fund to –1.7% for the Lifecycle Retirement Income Fund.
•	Despite losses for the six months, it’s important to note that the TIAA-CREF Lifecycle Funds produced solid performance over longer periods of time.

U.S. stocks led other asset classes

The broad U.S. stock market, as represented by the Russell 3000® Index, gained 1.9% for the six months. Continued strength in the U.S. economy, combined with the lowest unemployment rate in nearly 50 years and strong consumer confidence, bolstered U.S. equity markets during the first three months of the period. However, concerns about higher interest rates, a global economic slowdown and simmering trade disputes caused volatility during the second half.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, posted a loss of –9.1% in U.S.-dollar terms. Foreign stock declines were partly attributed to concerns about slower global economic growth, although U.S.-dollar strength also proved to be a headwind. A sharp drop in crude oil prices late in the period had a negative impact on emerging-markets nations that rely heavily on oil exports.

U.S. fixed-income returns were generally negative as the Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25% (bond prices move in the opposite direction of interest rates). The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.3% for the period.

4	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Maintaining a long-term perspective

When stock market fluctuations are making headlines, it may be helpful to stay focused on the journey ahead and remember that history has shown that volatility is a normal occurrence for long-term investors. Our view is that, while past performance cannot guarantee future results, investors who have stayed the course and avoided overreacting to short-term trends have often achieved more consistent investment results over the long term.

The recent uptick in stock market volatility provides a fresh reminder about the value of not putting all your eggs in one asset class basket. The TIAA-CREF Lifecycle Funds employ dynamic diversification strategies that are designed to help mitigate the effects of market volatility. While diversification does not guarantee you will avoid market losses, maintaining exposure to a variety of asset classes through the professional portfolio management of the TIAA-CREF Lifecycle Funds may help soften some of these bumps in the road, keeping you on course to reach your long-term financial goals.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests across the equity and fixed-income asset classes. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018–November 30, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$984.30	$0.55		$1.24
5% annual hypothetical return	1,000.00	1,024.52	0.56		1.27
2010 Fund actual return	1,000.00	982.83	0.55		1.29
5% annual hypothetical return	1,000.00	1,024.52	0.56		1.32
2015 Fund actual return	1,000.00	981.09	0.60		1.29
5% annual hypothetical return	1,000.00	1,024.47	0.61		1.32
2020 Fund actual return	1,000.00	977.93	0.60		1.34
5% annual hypothetical return	1,000.00	1,024.47	0.61		1.37
2025 Fund actual return	1,000.00	973.78	0.64		1.39
5% annual hypothetical return	1,000.00	1,024.42	0.66		1.42
2030 Fund actual return	1,000.00	970.32	0.64		1.38
5% annual hypothetical return	1,000.00	1,024.42	0.66		1.42
2035 Fund actual return	1,000.00	965.42	0.64		1.43
5% annual hypothetical return	1,000.00	1,024.42	0.66		1.47
2040 Fund actual return	1,000.00	961.43	0.64		1.48
5% annual hypothetical return	1,000.00	1,024.42	0.66		1.52
2045 Fund actual return	1,000.00	958.85	0.69		1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52
2050 Fund actual return	1,000.00	958.30	0.69		1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52
2055 Fund actual return	1,000.00	957.79	0.69		1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52
2060 Fund actual return	1,000.00	957.57	0.74		1.52
5% annual hypothetical return	1,000.00	1,024.32	0.76		1.57

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.11% for the Retirement Income and 2010 Funds;

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	9

Important information about expenses

0.12% for the 2015 and 2020 Funds; 0.13% for the 2025, 2030, 2035 and 2040 Funds; 0.14% for the 2045, 2050 and 2055 Funds; and 0.15% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the affiliated TIAA-CREF Funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing Institutional Class shares to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly, excluding the expenses of the TIAA-CREF Real Property Fund LP. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.25% for the Retirement Income Fund; 0.26% for the 2010 and 2015 Funds; 0.27% for the 2020 Fund; 0.28% for the 2025 and 2030 Funds; 0.29% for the 2035 Fund; 0.30% for the 2040, 2045, 2050 and 2055 Funds; and 0.31% for the 2060 Fund.

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$984.04	$1.14		$1.84
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.88
2010 Fund actual return	1,000.00	982.83	0.70		1.39
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.42
2015 Fund actual return	1,000.00	981.09	0.60		1.34
5% annual hypothetical return	1,000.00	1,024.47	0.61		1.37
2020 Fund actual return	1,000.00	977.93	0.69		1.44
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.47
2025 Fund actual return	1,000.00	973.76	0.79		1.53
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.57
2030 Fund actual return	1,000.00	969.39	0.99		1.78
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.83
2035 Fund actual return	1,000.00	966.30	0.79		1.58
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.62
2040 Fund actual return	1,000.00	961.40	0.84		1.62
5% annual hypothetical return	1,000.00	1,024.22	0.86		1.67
2045 Fund actual return	1,000.00	959.63	0.69		1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52
2050 Fund actual return	1,000.00	958.30	0.69		1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52

10	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)

2055 Fund actual return	$1,000.00	$957.79	$0.69		$1.47
5% annual hypothetical return	1,000.00	1,024.37	0.71		1.52
2060 Fund actual return	1,000.00	957.57	0.79		1.57
5% annual hypothetical return	1,000.00	1,024.27	0.81		1.62

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.12% for the 2015 Fund; 0.14% for the 2010, 2020, 2045, 2050 and 2055 Funds; 0.16% for the 2025, 2035 and 2060 Funds; 0.17% for the 2040 Fund; 0.20% for the 2030 Fund; and 0.23% for the Retirement Income Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the affiliated TIAA-CREF Funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing Institutional Class shares to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly, excluding the expenses of the TIAA-CREF Real Property Fund LP. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.27% for the 2015 Fund; 0.28% for the 2010 Fund; 0.29% for the 2020 Fund; 0.30% for the 2045, 2050 and 2055 Funds; 0.31% for the 2025 Fund; 0.32% for the 2035 and 2060 Funds; 0.33% for the 2040 Fund; 0.36% for the 2030 Fund; and 0.37% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$983.54	$1.29		$1.99
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.03
2010 Fund actual return	1,000.00	981.93	1.29		1.99
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.03
2015 Fund actual return	1,000.00	980.00	1.29		2.04
5% annual hypothetical return	1,000.00	1,023.76	1.32		2.08
2020 Fund actual return	1,000.00	977.86	1.34		2.03
5% annual hypothetical return	1,000.00	1,023.71	1.37		2.08
2025 Fund actual return	1,000.00	973.63	1.34		2.08
5% annual hypothetical return	1,000.00	1,023.71	1.37		2.13
2030 Fund actual return	1,000.00	969.22	1.38		2.12
5% annual hypothetical return	1,000.00	1,023.66	1.42		2.18
2035 Fund actual return	1,000.00	965.30	1.38		2.17
5% annual hypothetical return	1,000.00	1,023.66	1.42		2.23
2040 Fund actual return	1,000.00	961.30	1.38		2.16
5% annual hypothetical return	1,000.00	1,023.66	1.42		2.23
2045 Fund actual return	1,000.00	957.88	1.37		2.21
5% annual hypothetical return	1,000.00	1,023.66	1.42		2.28
2050 Fund actual return	1,000.00	958.11	1.42		2.21
5% annual hypothetical return	1,000.00	1,023.61	1.47		2.28
2055 Fund actual return	1,000.00	957.62	1.42		2.21
5% annual hypothetical return	1,000.00	1,023.61	1.47		2.28
2060 Fund actual return	1,000.00	956.67	1.47		2.26
5% annual hypothetical return	1,000.00	1,023.56	1.52		2.33

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or

12	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.26% for the Retirement Income, 2010 and 2015 Funds; 0.27% for the 2020 and 2025 Funds; 0.28% for the 2030, 2035, 2040 and 2045 Funds; 0.29% for the 2050 and 2055 Funds; and 0.30% for the 2060 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the affiliated TIAA-CREF Funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing Institutional Class shares to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly, excluding the expenses of the TIAA-CREF Real Property Fund LP. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.40% for the Retirement Income and 2010 Fund; 0.41% for the 2015 and 2020 Funds; 0.42% for the 2025 Fund; 0.43% for the 2030 Fund; 0.44% for the 2035 and 2040 Funds; 0.45% for the 2045, 2050 and 2055 Funds; and 0.46% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	13

Important information about expenses

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$983.03	$1.79		$2.49
5% annual hypothetical return	1,000.00	1,023.26	1.83		2.54
2010 Fund actual return	1,000.00	981.73	1.79		2.48
5% annual hypothetical return	1,000.00	1,023.26	1.83		2.54
2015 Fund actual return	1,000.00	979.77	1.79		2.53
5% annual hypothetical return	1,000.00	1,023.26	1.83		2.59
2020 Fund actual return	1,000.00	976.34	1.83		2.58
5% annual hypothetical return	1,000.00	1,023.21	1.88		2.64
2025 Fund actual return	1,000.00	972.71	1.83		2.57
5% annual hypothetical return	1,000.00	1,023.21	1.88		2.64
2030 Fund actual return	1,000.00	968.48	1.88		2.62
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.69
2035 Fund actual return	1,000.00	964.83	1.87		2.66
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.74
2040 Fund actual return	1,000.00	960.75	1.87		2.65
5% annual hypothetical return	1,000.00	1,023.16	1.93		2.74
2045 Fund actual return	1,000.00	957.75	1.91		2.70
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.79
2050 Fund actual return	1,000.00	957.20	1.91		2.70
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.79
2055 Fund actual return	1,000.00	956.94	1.91		2.70
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.79
2060 Fund actual return	1,000.00	955.80	1.91		2.70
5% annual hypothetical return	1,000.00	1,023.11	1.98		2.79

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or

14	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.36% for the Retirement Income, 2010 and 2015 Funds; 0.37% for the 2020 and 2025 Funds; 0.38% for the 2030, 2035 and 2040 Funds; and 0.39% for the 2045, 2050, 2055 and 2060 Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the affiliated TIAA-CREF Funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing Institutional Class shares to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly, excluding the expenses of the TIAA-CREF Real Property Fund LP. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.50% for the Retirement Income and 2010 Funds; 0.51% for the 2015 Fund; 0.52% for the 2020 and 2025 Fund; 0.53% for the 2030 Fund; 0.54% for the 2035 and 2040 Funds; and 0.55% for the 2045, 2050, 2055 and 2060 Funds.

Expense example

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$982.21	$1.84		$2.53
5% annual hypothetical return	1,000.00	1,023.21	1.88		2.59

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.37% for the Retail Class of the Retirement Income Fund.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018 through September 27, 2018, the fund was invested in the Institutional Class of the underlying funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing investments to Class W shares. After the conversion, the fund began incurring the pro rata share of the underlying funds’ expenses directly. There were 122 days in the period from June 1, 2018 through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.51% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	15

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2018

All twelve TIAA-CREF Lifecycle Funds recorded negative returns and underperformed their respective composite benchmarks. Retirement Class returns ranged from –4.42% for the Lifecycle 2060 Fund to –1.70% for the Retirement Income Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from –3.02 percentage points for the Lifecycle 2060 Fund to –1.07 percentage points for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

U.S. stocks rose with expanding economy, but investor caution tapered gains

The U.S. economy expanded at a robust pace during the six-month period, driven by a powerful labor market and upbeat consumer sentiment. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.4% during the third quarter of 2018, according to the government’s “third” estimate. This followed a stronger expansion of 4.2% in the second quarter. In September, the unemployment rate declined to 3.7%—its lowest level in almost 50 years—and was unchanged at period-end. Consumer confidence declined slightly in November but remained at historically high levels. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in November. The price per barrel of West Texas Intermediate crude oil declined from more than $65 on June 1, 2018, to nearly $51 on November 30, 2018. Oil prices climbed through much of the period, peaking at more than $76 per barrel at the beginning of October, but they fell sharply during the final two months.

The Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25%. The Fed has raised the rate eight times since it began to reverse economic stimulus policies in December 2015. Fed chairman Jerome Powell said in November that the benchmark interest rate was “just below” the neutral level, meaning that it should neither boost nor restrain economic growth.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 1.89%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, declined 9.07% in U.S.-dollar terms. Both domestic and foreign stocks slumped in the final three months of the period amid concerns over slower global economic growth.

U.S. investment-grade bond performance was mixed as yields on fixed-income securities of all maturities generally rose. Shorter-term rates increased most in response to the Fed’s continued gradual shift in monetary policy.

16	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index returned –0.30%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.75%.

Equity fund returns weighed on performance, while real estate helped

Each Lifecycle Fund covered in this report produced negative results for the period, with declines in the global equity markets having a particularly significant impact on returns of the underlying funds.

The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were hampered by lower stock prices both internationally and domestically. The International Equity Fund was the worst performer among foreign stock funds. The Quant Small-Cap Equity Fund declined most among domestic stock funds. The Real Property Fund rose the most, while the Short-Term Bond Fund and the High-Yield Fund each produced modest gains.

Domestic and foreign stocks hampered relative performance

Each Lifecycle Fund underperformed its composite benchmark primarily due to the results of several underlying TIAA-CREF Funds that invest in stocks. Two domestic equity funds, the Large-Cap Value Fund and the Growth & Income Fund, detracted most from relative performance. The International Equity Fund was the largest detractor from performance among foreign stock funds.

Those setbacks were partially offset by three bond funds that modestly outperformed their benchmarks. The Bond Fund, the Bond Plus Fund and the Short-Term Bond Fund all contributed small relative advantages.

The Lifecycle Funds with less exposure to stocks recorded smaller losses. The Retirement Income Fund, with about 60% of its portfolio invested in fixed-income funds and 40% in equity funds and direct real estate at period-end, recorded a decline of 1.70%. By comparison, the Lifecycle Funds with substantial stock allocations generated larger losses. The 2045, 2050, 2055 and 2060 Funds, with at least 85% of assets invested in equities at period-end, each produced declines in excess of 4.00%. (Returns of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	17

Lifecycle Retirement Income Fund

Performance as of November 30, 2018

Lifecycle Retirement Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–1.57%	–0.69%	4.33%		7.47%		0.52%	0.37%
Advisor Class	12/4/15	–1.60	–0.72	4.21	†	7.27	†	0.60	0.45
Premier Class	9/30/09	–1.65	–0.85	4.18		7.30	†	0.67	0.52
Retirement Class	11/30/07	–1.70	–0.94	4.07		7.20		0.77	0.62
Retail Class	11/30/07	–1.78	–0.94	4.06		7.23		0.80	0.62
Lifecycle Retirement Income Fund Composite Index‡	—	–0.63	0.15	4.28		7.14		—	—
Broad market index
S&P Target Date Retirement Income Index	—	–0.63	–0.02	3.51		5.98		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI ACWI ex USA IMI; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	25.02%	24.50%
International equity	10.91	10.50
Fixed income
Fixed income	39.39	40.00
Short-term fixed income	9.93	10.00
Inflation-protected assets	9.95	10.00
Direct real estate	4.50	5.00
Other assets & liabilities, net	0.30%	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	19

Lifecycle 2010 Fund

Performance as of November 30, 2018

Lifecycle 2010 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–1.72%	–0.73%	4.57%		8.19%		0.49%	0.37%
Advisor Class	12/4/15	–1.72	–0.75	4.46	†	7.98	†	0.57	0.45
Premier Class	9/30/09	–1.81	–0.89	4.42		8.01	†	0.64	0.52
Retirement Class	10/15/04	–1.83	–0.96	4.32		7.91		0.74	0.62
Lifecycle 2010 Fund Composite Index‡	—	–0.64	0.20	4.55		7.80		—	—
Broad market index
S&P Target Date 2010 Index	—	–0.72	0.00	4.03		6.97		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2010 Fund Composite Index consisted of: 39.6% Bloomberg Barclays U.S. Aggregate Bond Index; 29.1% Russell 3000 Index; 12.5% MSCI ACWI ex USA IMI; 9.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	26.24%	25.20%
International equity	11.46	10.80
Fixed income
Fixed income	39.06	39.80
Short-term fixed income	9.28	9.60
Inflation-protected assets	9.28	9.60
Direct real estate	4.44	5.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	21

Lifecycle 2015 Fund

Performance as of November 30, 2018

Lifecycle 2015 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–1.89%	–0.81%	4.90%		8.75%		0.50%	0.38%
Advisor Class	12/4/15	–1.89	–0.74	4.77	†	8.56	†	0.58	0.46
Premier Class	9/30/09	–2.00	–0.97	4.72		8.57	†	0.65	0.53
Retirement Class	10/15/04	–2.02	–1.08	4.62		8.48		0.75	0.63
Lifecycle 2015 Fund Composite Index‡	—	–0.72	0.26	4.90		8.39		—	—
Broad market index
S&P Target Date 2015 Index	—	–0.79	0.09	4.60		7.91		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2015 Fund Composite Index consisted of: 38.6% Bloomberg Barclays U.S. Aggregate Bond Index; 32.6% Russell 3000 Index; 14.0% MSCI ACWI ex USA IMI; 7.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	29.73%	28.70%
International equity	12.92	12.30
Fixed income
Fixed income	38.06	38.80
Short-term fixed income	7.29	7.60
Inflation-protected assets	7.30	7.60
Direct real estate	4.44	5.00
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	23

Lifecycle 2020 Fund

Performance as of November 30, 2018

Lifecycle 2020 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–2.21%	–0.91%	5.27%		9.42%		0.50%	0.39%
Advisor Class	12/4/15	–2.21	–0.82	5.15	†	9.22	†	0.58	0.47
Premier Class	9/30/09	–2.21	–0.96	5.13		9.26	†	0.65	0.54
Retirement Class	10/15/04	–2.37	–1.13	5.00		9.14		0.75	0.64
Lifecycle 2020 Fund Composite Index‡	—	–0.80	0.37	5.35		9.09		—	—
Broad market index
S&P Target Date 2020 Index	—	–0.96	0.09	5.06		8.70		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2020 Fund Composite Index consisted of: 36.8% Russell 3000 Index; 36.7% Bloomberg Barclays U.S. Aggregate Bond Index; 15.7% MSCI ACWI ex USA IMI; 5.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	34.12%	32.76%
International equity	14.79	14.04
Fixed income
Fixed income	35.78	37.00
Short-term fixed income	5.30	5.60
Inflation-protected assets	5.31	5.60
Direct real estate	4.44	5.00
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	25

Lifecycle 2025 Fund

Performance as of November 30, 2018

Lifecycle 2025 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–2.62%	–0.89%	5.70%		10.09%		0.52%	0.41%
Advisor Class	12/4/15	–2.62	–0.95	5.55	†	9.88	†	0.60	0.49
Premier Class	9/30/09	–2.64	–1.05	5.53		9.90	†	0.67	0.56
Retirement Class	10/15/04	–2.73	–1.17	5.42		9.81		0.77	0.66
Lifecycle 2025 Fund Composite Index‡	—	–0.91	0.50	5.86		9.80		—	—
Broad market index
S&P Target Date 2025 Index	—	–1.19	0.13	5.50		9.39		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2025 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 32.7% Bloomberg Barclays U.S. Aggregate Bond Index; 18.1% MSCI ACWI ex USA IMI; 3.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	40.35%	39.06%
International equity	17.43	16.74
Fixed income
Fixed income	30.90	32.00
Short-term fixed income	3.32	3.60
Inflation-protected assets	3.32	3.60
Direct real estate	4.45	5.00
Other assets & liabilities, net	0.23	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	27

Lifecycle 2030 Fund

Performance as of November 30, 2018

Lifecycle 2030 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–2.97%	–0.96%	6.09%		10.69%		0.53%	0.42%
Advisor Class	12/4/15	–3.06	–1.08	5.94	†	10.48	†	0.61	0.50
Premier Class	9/30/09	–3.08	–1.20	5.92		10.51	†	0.68	0.57
Retirement Class	10/15/04	–3.15	–1.27	5.81		10.41		0.78	0.67
Lifecycle 2030 Fund Composite Index‡	—	–1.03	0.62	6.36		10.49		—	—
Broad market index
S&P Target Date 2030 Index	—	–1.45	0.13	5.93		9.98		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2030 Fund Composite Index consisted of: 48.0% Russell 3000 Index; 28.7% Bloomberg Barclays U.S. Aggregate Bond Index; 20.5% MSCI ACWI ex USA IMI; 1.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	46.53%	45.36%
International equity	20.05	19.44
Fixed income
Fixed income	25.99	27.00
Short-term fixed income	1.33	1.60
Inflation-protected assets	1.35	1.60
Direct real estate	4.43	5.00
Other assets & liabilities, net	0.32	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	29

Lifecycle 2035 Fund

Performance as of November 30, 2018

Lifecycle 2035 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–3.46%	–1.17%	6.43%		11.24%		0.54%	0.43%
Advisor Class	12/4/15	–3.37	–1.11	6.31	†	11.05	†	0.62	0.51
Premier Class	9/30/09	–3.47	–1.23	6.28		11.08	†	0.69	0.58
Retirement Class	10/15/04	–3.52	–1.34	6.17		10.98		0.79	0.68
Lifecycle 2035 Fund Composite Index‡	—	–1.15	0.76	6.81		11.14		—	—
Broad market index
S&P Target Date 2035 Index	—	–1.71	0.11	6.33		10.49		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2035 Fund Composite Index consisted of: 53.6% Russell 3000 Index; 23.5% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.9% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	52.74%	51.66%
International equity	22.67	22.14
Fixed income	19.85	21.20
Direct real estate	4.43	5.00
Other assets & liabilities, net	0.31	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	31

Lifecycle 2040 Fund

Performance as of November 30, 2018

Lifecycle 2040 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	1/17/07	–3.86%	–1.15%	6.77%		11.55%		0.55%	0.44%
Advisor Class	12/4/15	–3.86	–1.17	6.63	†	11.35	†	0.63	0.52
Premier Class	9/30/09	–3.87	–1.29	6.61		11.40	†	0.70	0.59
Retirement Class	10/15/04	–3.93	–1.37	6.51		11.29		0.80	0.69
Lifecycle 2040 Fund Composite Index‡	—	–1.26	0.93	7.24		11.51		—	—
Broad market index
S&P Target Date 2040 Index	—	–1.89	0.11	6.61		10.82		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2040 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 25.3% MSCI ACWI ex USA IMI; and 15.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	58.95%	57.96%
International equity	25.30	24.84
Fixed income	11.03	12.20
Direct real estate	4.42	5.00
Other assets & liabilities, net	0.30	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	33

Lifecycle 2045 Fund

Performance as of November 30, 2018

Lifecycle 2045 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–4.11%	–1.26%	6.93%		11.61%		0.56%	0.45%
Advisor Class	12/4/15	–4.04	–1.19	6.81	†	11.40	†	0.64	0.53
Premier Class	9/30/09	–4.21	–1.40	6.76		11.43	†	0.71	0.60
Retirement Class	11/30/07	–4.23	–1.50	6.65		11.32		0.81	0.70
Lifecycle 2045 Fund Composite Index‡	—	–1.35	1.00	7.46		11.62		—	—
Broad market index
S&P Target Date 2045 Index	—	–2.03	0.06	6.77		11.04		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2045 Fund Composite Index consisted of: 63.3% Russell 3000 Index; 27.1% MSCI ACWI ex USA IMI; and 9.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

34	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	63.37%	63.18%
International equity	27.20	27.07
Fixed income	4.69	4.75
Direct real estate	4.41	5.00
Other assets & liabilities, net	0.33	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	35

Lifecycle 2050 Fund

Performance as of November 30, 2018

Lifecycle 2050 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–4.17%	–1.25%	6.99%		11.60%		0.57%	0.45%
Advisor Class	12/4/15	–4.17	–1.26	6.87	†	11.41	†	0.65	0.53
Premier Class	9/30/09	–4.19	–1.39	6.84		11.43	†	0.72	0.60
Retirement Class	11/30/07	–4.28	–1.49	6.73		11.34		0.82	0.70
Lifecycle 2050 Fund Composite Index‡	—	–1.37	1.03	7.55		11.67		—	—
Broad market index
S&P Target Date 2050 Index	—	–2.12	0.06	6.95		11.20		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2050 Fund Composite Index consisted of: 64.1% Russell 3000 Index; 27.5% MSCI ACWI ex USA IMI; and 8.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

36	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	64.22%	64.05%
International equity	27.57	27.45
Fixed income	3.44	3.50
Direct real estate	4.41	5.00
Other assets & liabilities, net	0.36	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	37

Lifecycle 2055 Fund

Performance as of November 30, 2018

Lifecycle 2055 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	4/29/11	–4.22%	–1.28%	7.06%		8.11%		0.59%	0.45%
Advisor Class	12/4/15	–4.22	–1.30	6.93	†	7.95	†	0.67	0.53
Premier Class	4/29/11	–4.24	–1.41	6.89		7.96		0.74	0.60
Retirement Class	4/29/11	–4.31	–1.50	6.78		7.85		0.84	0.70
Lifecycle 2055 Fund Composite Index‡	—	–1.39	1.05	7.63		8.55	§	—	—
Broad market index
S&P Target Date 2055 Index	—	–2.15	0.06	7.03		7.91	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the 2055 Fund Composite Index consisted of: 65.0% Russell 3000 Index; 27.9% MSCI ACWI ex USA IMI; and 7.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	64.99%	64.93%
International equity	27.91	27.82
Fixed income	2.29	2.25
Direct real estate	4.39	5.00
Other assets & liabilities, net	0.42	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	39

Lifecycle 2060 Fund

Performance as of November 30, 2018

Lifecycle 2060 Fund		Total return		Average annual total return		Annual operating expenses*#
	Inception date	6 months	1 year	since fund inception		gross	net
Institutional Class	9/26/14	–4.24%	–1.22%	7.20%		0.79%	0.45%
Advisor Class	12/4/15	–4.24	–1.25	7.12	†	0.87	0.53
Premier Class	9/26/14	–4.33	–1.41	7.03		0.94	0.60
Retirement Class	9/26/14	–4.42	–1.49	6.93		1.04	0.70
Lifecycle 2060 Fund Composite Index‡	—	–1.40	1.08	7.46	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	–2.06	0.20	6.95	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2019, and the waiver will remain in effect through September 30, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2018, the 2060 Fund Composite Index consisted of: 65.9% Russell 3000 Index; 28.3% MSCI ACWI ex USA IMI; and 5.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	65.56%	65.80%
International equity	28.12	28.20
Fixed income	1.04	1.00
Direct real estate	4.38	5.00
Other assets & liabilities, net	0.90	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.5%
2,088,274	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/21/2018; cost $22,169,540)		$23,576,618	4.5%
		TOTAL DIRECT REAL ESTATE		23,576,618	4.5

FIXED INCOME—39.4%
10,863,491		TIAA-CREF Bond Fund		107,657,195	20.5
6,813,864		TIAA-CREF Bond Plus Fund		67,934,225	13.0
1,225,784		TIAA-CREF Emerging Markets Debt Fund		11,203,666	2.1
980,521		TIAA-CREF High-Yield Fund		9,118,841	1.8
1,093,048		TIAA-CREF International Bond Fund		10,646,290	2.0
		TOTAL FIXED INCOME		206,560,217	39.4

INFLATION-PROTECTED ASSETS—10.0%
4,701,697		TIAA-CREF Inflation-Linked Bond Fund		52,094,808	10.0
		TOTAL INFLATION-PROTECTED ASSETS		52,094,808	10.0

INTERNATIONAL EQUITY—10.9%
1,009,842		TIAA-CREF Emerging Markets Equity Fund		10,744,717	2.1
1,109,954		TIAA-CREF International Equity Fund		12,153,996	2.3
1,006,672		TIAA-CREF International Opportunities Fund		12,009,597	2.3
2,014,410		TIAA-CREF Quant International Equity Fund		14,725,340	2.8
745,694		TIAA-CREF Quant International Small-Cap Equity Fund		7,598,619	1.4
		TOTAL INTERNATIONAL EQUITY		57,232,269	10.9

SHORT-TERM FIXED INCOME—9.9%
5,113,006		TIAA-CREF Short-Term Bond Fund		52,050,405	9.9
		TOTAL SHORT-TERM FIXED INCOME		52,050,405	9.9

U.S. EQUITY—25.0%
1,880,937		TIAA-CREF Growth & Income Fund		27,386,436	5.2
1,099,027		TIAA-CREF Large-Cap Growth Fund		23,793,938	4.5
1,357,939		TIAA-CREF Large-Cap Value Fund		24,755,227	4.7
1,457,097		TIAA-CREF Quant Large-Cap Growth Fund		20,967,621	4.0
2,116,749		TIAA-CREF Quant Large-Cap Value Fund		21,823,684	4.2
375,802		TIAA-CREF Quant Small-Cap Equity Fund		7,098,899	1.4
423,178		TIAA-CREF Quant Small/Mid-Cap Equity Fund		5,327,817	1.0
		TOTAL U.S. EQUITY		131,153,622	25.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $492,883,088)	522,667,939	99.7

		TOTAL PORTFOLIO	(Cost $492,883,088)	522,667,939	99.7
		OTHER ASSETS & LIABILITIES, NET		1,563,872	0.3
		NET ASSETS		$524,231,811	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of these security amounted to $23,576,618 or 4.5% of net assets.

42	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.4%
4,732,292	[b,c]	TIAA-CREF Real Property Fund LP (purchased 7/01/2016–11/21/2018; cost $49,956,265)		$53,427,575	4.4%
		TOTAL DIRECT REAL ESTATE		53,427,575	4.4

FIXED INCOME—39.1%
24,732,104		TIAA-CREF Bond Fund		245,095,155	20.4
15,509,886		TIAA-CREF Bond Plus Fund		154,633,562	12.9
2,794,649		TIAA-CREF Emerging Markets Debt Fund		25,543,090	2.1
2,228,951		TIAA-CREF High-Yield Fund		20,729,242	1.7
2,495,042		TIAA-CREF International Bond Fund		24,301,707	2.0
		TOTAL FIXED INCOME		470,302,756	39.1

INFLATION-PROTECTED ASSETS—9.3%
10,089,611		TIAA-CREF Inflation-Linked Bond Fund		111,792,895	9.3
		TOTAL INFLATION-PROTECTED ASSETS		111,792,895	9.3

INTERNATIONAL EQUITY—11.5%
2,416,286		TIAA-CREF Emerging Markets Equity Fund		25,709,285	2.2
2,673,350		TIAA-CREF International Equity Fund		29,273,178	2.4
2,425,141		TIAA-CREF International Opportunities Fund		28,931,933	2.4
4,885,829		TIAA-CREF Quant International Equity Fund		35,715,410	3.0
1,788,576		TIAA-CREF Quant International Small-Cap Equity Fund		18,225,589	1.5
		TOTAL INTERNATIONAL EQUITY		137,855,395	11.5

SHORT-TERM FIXED INCOME—9.3%
10,973,768		TIAA-CREF Short-Term Bond Fund		111,712,958	9.3
		TOTAL SHORT-TERM FIXED INCOME		111,712,958	9.3

U.S. EQUITY—26.2%
4,526,238		TIAA-CREF Growth & Income Fund		65,902,032	5.5
2,644,055		TIAA-CREF Large-Cap Growth Fund		57,243,798	4.7
3,266,689		TIAA-CREF Large-Cap Value Fund		59,551,737	4.9
3,523,100		TIAA-CREF Quant Large-Cap Growth Fund		50,697,413	4.2
5,115,650		TIAA-CREF Quant Large-Cap Value Fund		52,742,352	4.4
905,166		TIAA-CREF Quant Small-Cap Equity Fund		17,098,592	1.4
1,017,595		TIAA-CREF Quant Small/Mid-Cap Equity Fund		12,811,518	1.1
		TOTAL U.S. EQUITY		316,047,442	26.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,067,981,879)	1,201,139,021	99.8

		TOTAL PORTFOLIO	(Cost $1,067,981,879)	1,201,139,021	99.8
		OTHER ASSETS & LIABILITIES, NET		2,909,987	0.2
		NET ASSETS		$1,204,049,008	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $53,427,575 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
7,193,242	[b,c]	TIAA-CREF Real Property Fund LP (purchased 11/28/2016–11/21/2018; cost $76,450,003)		$81,211,698	4.4%
		TOTAL DIRECT REAL ESTATE		81,211,698	4.4

FIXED INCOME—38.1%
36,626,731		TIAA-CREF Bond Fund		362,970,904	19.8
22,962,724		TIAA-CREF Bond Plus Fund		228,938,356	12.5
4,146,236		TIAA-CREF Emerging Markets Debt Fund		37,896,601	2.1
3,287,845		TIAA-CREF High-Yield Fund		30,576,955	1.7
3,704,804		TIAA-CREF International Bond Fund		36,084,794	2.0
		TOTAL FIXED INCOME		696,467,610	38.1

INFLATION-PROTECTED ASSETS—7.3%
12,054,456		TIAA-CREF Inflation-Linked Bond Fund		133,563,372	7.3
		TOTAL INFLATION-PROTECTED ASSETS		133,563,372	7.3

INTERNATIONAL EQUITY—12.9%
4,095,416		TIAA-CREF Emerging Markets Equity Fund		43,575,222	2.4
4,603,647		TIAA-CREF International Equity Fund		50,409,932	2.8
4,168,780		TIAA-CREF International Opportunities Fund		49,733,546	2.7
8,397,694		TIAA-CREF Quant International Equity Fund		61,387,140	3.3
3,086,654		TIAA-CREF Quant International Small-Cap Equity Fund		31,453,001	1.7
		TOTAL INTERNATIONAL EQUITY		236,558,841	12.9

SHORT-TERM FIXED INCOME—7.3%
13,112,337		TIAA-CREF Short-Term Bond Fund		133,483,591	7.3
		TOTAL SHORT-TERM FIXED INCOME		133,483,591	7.3

U.S. EQUITY—29.7%
7,794,969		TIAA-CREF Growth & Income Fund		113,494,752	6.2
4,553,503		TIAA-CREF Large-Cap Growth Fund		98,583,344	5.4
5,620,061		TIAA-CREF Large-Cap Value Fund		102,453,719	5.6
6,057,207		TIAA-CREF Quant Large-Cap Growth Fund		87,163,212	4.7
8,814,717		TIAA-CREF Quant Large-Cap Value Fund		90,879,732	5.0
1,558,842		TIAA-CREF Quant Small-Cap Equity Fund		29,446,519	1.6
1,751,652		TIAA-CREF Quant Small/Mid-Cap Equity Fund		22,053,303	1.2
		TOTAL U.S. EQUITY		544,074,581	29.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,822,304,931)	1,825,359,693	99.7

		TOTAL PORTFOLIO	(Cost $1,822,304,931)	1,825,359,693	99.7
		OTHER ASSETS & LIABILITIES, NET		4,777,816	0.3
		NET ASSETS		$1,830,137,509	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $81,211,698 or 4.4% of net assets.

44	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
14,467,389	[b,c]	TIAA-CREF Real Property Fund LP (purchased 11/28/2016–11/21/2018; cost $153,739,565)		$163,336,824	4.4%
		TOTAL DIRECT REAL ESTATE		163,336,824	4.4

FIXED INCOME—35.8%
68,961,730		TIAA-CREF Bond Fund		683,410,740	18.6
43,404,989		TIAA-CREF Bond Plus Fund		432,747,741	11.8
7,858,774		TIAA-CREF Emerging Markets Debt Fund		71,829,197	2.0
6,134,199		TIAA-CREF High-Yield Fund		57,048,050	1.6
6,953,872		TIAA-CREF International Bond Fund		67,730,713	1.8
		TOTAL FIXED INCOME		1,312,766,441	35.8

INFLATION-PROTECTED ASSETS—5.3%
17,578,055		TIAA-CREF Inflation-Linked Bond Fund		194,764,846	5.3
		TOTAL INFLATION-PROTECTED ASSETS		194,764,846	5.3

INTERNATIONAL EQUITY—14.8%
9,310,592		TIAA-CREF Emerging Markets Equity Fund		99,064,704	2.7
10,621,483		TIAA-CREF International Equity Fund		116,305,236	3.2
9,544,174		TIAA-CREF International Opportunities Fund		113,861,992	3.1
19,302,810		TIAA-CREF Quant International Equity Fund		141,103,538	3.8
7,119,612		TIAA-CREF Quant International Small-Cap Equity Fund		72,548,842	2.0
		TOTAL INTERNATIONAL EQUITY		542,884,312	14.8

SHORT-TERM FIXED INCOME—5.3%
19,124,752		TIAA-CREF Short-Term Bond Fund		194,689,973	5.3
		TOTAL SHORT-TERM FIXED INCOME		194,689,973	5.3

U.S. EQUITY—34.1%
17,886,285		TIAA-CREF Growth & Income Fund		260,424,305	7.1
10,519,984		TIAA-CREF Large-Cap Growth Fund		227,757,657	6.2
12,950,266		TIAA-CREF Large-Cap Value Fund		236,083,353	6.4
13,914,147		TIAA-CREF Quant Large-Cap Growth Fund		200,224,573	5.5
20,310,292		TIAA-CREF Quant Large-Cap Value Fund		209,399,113	5.7
3,593,542		TIAA-CREF Quant Small-Cap Equity Fund		67,882,010	1.8
4,026,700		TIAA-CREF Quant Small/Mid-Cap Equity Fund		50,696,151	1.4
		TOTAL U.S. EQUITY		1,252,467,162	34.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,599,991,360)	3,660,909,558	99.7

		TOTAL PORTFOLIO	(Cost $3,599,991,360)	3,660,909,558	99.7
		OTHER ASSETS & LIABILITIES, NET		9,594,534	0.3
		NET ASSETS		$3,670,504,092	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $163,336,824 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]

DIRECT REAL ESTATE—4.5%
16,975,828	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/21/2018; cost $180,163,622)		$191,657,103	4.5%
		TOTAL DIRECT REAL ESTATE		191,657,103	4.5

FIXED INCOME—30.9%
70,071,299		TIAA-CREF Bond Fund		694,406,573	16.1
44,129,513		TIAA-CREF Bond Plus Fund		439,971,248	10.2
8,178,232		TIAA-CREF Emerging Markets Debt Fund		74,749,045	1.7
6,104,025		TIAA-CREF High-Yield Fund		56,767,436	1.3
7,082,005		TIAA-CREF International Bond Fund		68,978,731	1.6
		TOTAL FIXED INCOME		1,334,873,033	30.9

INFLATION-PROTECTED ASSETS—3.3%
12,960,734		TIAA-CREF Inflation-Linked Bond Fund		143,604,934	3.3
		TOTAL INFLATION-PROTECTED ASSETS		143,604,934	3.3

INTERNATIONAL EQUITY—17.4%
12,741,957		TIAA-CREF Emerging Markets Equity Fund		135,574,422	3.1
14,769,361		TIAA-CREF International Equity Fund		161,724,503	3.8
13,284,832		TIAA-CREF International Opportunities Fund		158,488,043	3.7
26,808,024		TIAA-CREF Quant International Equity Fund		195,966,655	4.5
9,898,438		TIAA-CREF Quant International Small-Cap Equity Fund		100,865,081	2.3
		TOTAL INTERNATIONAL EQUITY		752,618,704	17.4

SHORT-TERM FIXED INCOME—3.3%
14,097,691		TIAA-CREF Short-Term Bond Fund		143,514,497	3.3
		TOTAL SHORT-TERM FIXED INCOME		143,514,497	3.3

U.S. EQUITY—40.4%
24,907,276		TIAA-CREF Growth & Income Fund		362,649,940	8.4
14,630,418		TIAA-CREF Large-Cap Growth Fund		316,748,540	7.4
18,024,533		TIAA-CREF Large-Cap Value Fund		328,587,230	7.6
19,364,412		TIAA-CREF Quant Large-Cap Growth Fund		278,653,887	6.5
28,197,367		TIAA-CREF Quant Large-Cap Value Fund		290,714,851	6.7
4,998,422		TIAA-CREF Quant Small-Cap Equity Fund		94,420,186	2.2
5,606,497		TIAA-CREF Quant Small/Mid-Cap Equity Fund		70,585,801	1.6
		TOTAL U.S. EQUITY		1,742,360,435	40.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,173,145,310)	4,308,628,706	99.8

		TOTAL PORTFOLIO	(Cost $4,173,145,310)	4,308,628,706	99.8
		OTHER ASSETS & LIABILITIES, NET		9,742,295	0.2
		NET ASSETS		$4,318,371,001	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $191,657,103 or 4.5% of net assets.

46	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
16,765,800	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/21/2018; cost $177,672,549)		$189,285,885	4.4%
		TOTAL DIRECT REAL ESTATE		189,285,885	4.4

FIXED INCOME—26.0%
58,134,598		TIAA-CREF Bond Fund		576,113,863	13.5
36,823,518		TIAA-CREF Bond Plus Fund		367,130,472	8.6
6,990,024		TIAA-CREF Emerging Markets Debt Fund		63,888,816	1.5
4,904,701		TIAA-CREF High-Yield Fund		45,613,720	1.1
5,858,699		TIAA-CREF International Bond Fund		57,063,732	1.3
		TOTAL FIXED INCOME		1,109,810,603	26.0

INFLATION-PROTECTED ASSETS—1.4%
5,156,646		TIAA-CREF Inflation-Linked Bond Fund		57,135,640	1.4
		TOTAL INFLATION-PROTECTED ASSETS		57,135,640	1.4

INTERNATIONAL EQUITY—20.1%
14,350,341		TIAA-CREF Emerging Markets Equity Fund		152,687,630	3.6
16,836,248		TIAA-CREF International Equity Fund		184,356,919	4.3
15,154,761		TIAA-CREF International Opportunities Fund		180,796,303	4.3
30,536,727		TIAA-CREF Quant International Equity Fund		223,223,471	5.2
11,292,368		TIAA-CREF Quant International Small-Cap Equity Fund		115,069,232	2.7
		TOTAL INTERNATIONAL EQUITY		856,133,555	20.1

SHORT-TERM FIXED INCOME—1.3%
5,611,070		TIAA-CREF Short-Term Bond Fund		57,120,696	1.3
		TOTAL SHORT-TERM FIXED INCOME		57,120,696	1.3

U.S. EQUITY—46.5%
28,390,470		TIAA-CREF Growth & Income Fund		413,365,244	9.7
16,693,944		TIAA-CREF Large-Cap Growth Fund		361,423,893	8.5
20,536,672		TIAA-CREF Large-Cap Value Fund		374,383,529	8.8
22,110,405		TIAA-CREF Quant Large-Cap Growth Fund		318,168,721	7.4
32,133,768		TIAA-CREF Quant Large-Cap Value Fund		331,299,152	7.7
5,700,281		TIAA-CREF Quant Small-Cap Equity Fund		107,678,315	2.5
6,413,889		TIAA-CREF Quant Small/Mid-Cap Equity Fund		80,750,863	1.9
		TOTAL U.S. EQUITY		1,987,069,717	46.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,055,141,338)	4,256,556,096	99.7

		TOTAL PORTFOLIO	(Cost $4,055,141,338)	4,256,556,096	99.7
		OTHER ASSETS & LIABILITIES, NET		13,472,150	0.3
		NET ASSETS		$4,270,028,246	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $189,285,885 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
17,014,784	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $180,400,495)		$192,096,907	4.4%
		TOTAL DIRECT REAL ESTATE		192,096,907	4.4

FIXED INCOME—19.9%
44,941,189		TIAA-CREF Bond Fund		445,367,180	10.3
28,712,090		TIAA-CREF Bond Plus Fund		286,259,541	6.6
5,740,053		TIAA-CREF Emerging Markets Debt Fund		52,464,084	1.2
3,569,093		TIAA-CREF High-Yield Fund		33,192,562	0.8
4,526,664		TIAA-CREF International Bond Fund		44,089,706	1.0
		TOTAL FIXED INCOME		861,373,073	19.9

INTERNATIONAL EQUITY—22.7%
16,373,981		TIAA-CREF Emerging Markets Equity Fund		174,219,161	4.0
19,390,695		TIAA-CREF International Equity Fund		212,328,108	4.9
17,531,961		TIAA-CREF International Opportunities Fund		209,156,290	4.8
35,071,133		TIAA-CREF Quant International Equity Fund		256,369,985	5.9
12,992,626		TIAA-CREF Quant International Small-Cap Equity Fund		132,394,858	3.1
		TOTAL INTERNATIONAL EQUITY		984,468,402	22.7

U.S. EQUITY—52.7%
32,691,285		TIAA-CREF Growth & Income Fund		475,985,108	11.0
19,248,669		TIAA-CREF Large-Cap Growth Fund		416,733,692	9.6
23,662,527		TIAA-CREF Large-Cap Value Fund		431,367,867	9.9
25,480,746		TIAA-CREF Quant Large-Cap Growth Fund		366,667,938	8.4
37,005,605		TIAA-CREF Quant Large-Cap Value Fund		381,527,785	8.8
6,567,757		TIAA-CREF Quant Small-Cap Equity Fund		124,064,937	2.9
7,386,051		TIAA-CREF Quant Small/Mid-Cap Equity Fund		92,990,386	2.1
		TOTAL U.S. EQUITY		2,289,337,713	52.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,045,442,841)	4,327,276,095	99.7

		TOTAL PORTFOLIO	(Cost $4,045,442,841)	4,327,276,095	99.7
		OTHER ASSETS & LIABILITIES, NET		13,589,389	0.3
		NET ASSETS		$4,340,865,484	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $192,096,907 or 4.4% of net assets.

48	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
20,503,560	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $217,396,562)		$231,485,193	4.4%
		TOTAL DIRECT REAL ESTATE		231,485,193	4.4

FIXED INCOME—11.0%
29,760,894		TIAA-CREF Bond Fund		294,930,456	5.6
19,545,602		TIAA-CREF Bond Plus Fund		194,869,649	3.7
4,548,450		TIAA-CREF Emerging Markets Debt Fund		41,572,832	0.8
1,823,020		TIAA-CREF High-Yield Fund		16,954,082	0.3
2,991,577		TIAA-CREF International Bond Fund		29,137,960	0.6
		TOTAL FIXED INCOME		577,464,979	11.0

INTERNATIONAL EQUITY—25.3%
21,845,542		TIAA-CREF Emerging Markets Equity Fund		232,436,569	4.4
26,153,600		TIAA-CREF International Equity Fund		286,381,918	5.5
23,711,685		TIAA-CREF International Opportunities Fund		282,880,398	5.4
47,270,097		TIAA-CREF Quant International Equity Fund		345,544,408	6.6
17,522,855		TIAA-CREF Quant International Small-Cap Equity Fund		178,557,896	3.4
		TOTAL INTERNATIONAL EQUITY		1,325,801,189	25.3

U.S. EQUITY—59.0%
44,102,708		TIAA-CREF Growth & Income Fund		642,135,426	12.3
25,973,146		TIAA-CREF Large-Cap Growth Fund		562,318,613	10.8
31,887,269		TIAA-CREF Large-Cap Value Fund		581,304,905	11.1
34,344,246		TIAA-CREF Quant Large-Cap Growth Fund		494,213,696	9.4
49,881,044		TIAA-CREF Quant Large-Cap Value Fund		514,273,560	9.8
8,859,163		TIAA-CREF Quant Small-Cap Equity Fund		167,349,593	3.2
9,966,933		TIAA-CREF Quant Small/Mid-Cap Equity Fund		125,483,690	2.4
		TOTAL U.S. EQUITY		3,087,079,483	59.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,792,408,746)	5,221,830,844	99.7

		TOTAL PORTFOLIO	(Cost $4,792,408,746)	5,221,830,844	99.7
		OTHER ASSETS & LIABILITIES, NET		15,836,788	0.3
		NET ASSETS		$5,237,667,632	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $231,485,193 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7%[a]

DIRECT REAL ESTATE—4.4%
11,134,689	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $118,341,413)		$125,710,633	4.4%
		TOTAL DIRECT REAL ESTATE		125,710,633	4.4

FIXED INCOME—4.7%
6,613,635		TIAA-CREF Bond Fund		65,541,121	2.3
4,736,481		TIAA-CREF Bond Plus Fund		47,222,711	1.7
1,338,432		TIAA-CREF Emerging Markets Debt Fund		12,233,267	0.4
206,509		TIAA-CREF High-Yield Fund		1,920,533	0.1
658,501		TIAA-CREF International Bond Fund		6,413,802	0.2
		TOTAL FIXED INCOME		133,331,434	4.7

INTERNATIONAL EQUITY—27.2%
12,772,327		TIAA-CREF Emerging Markets Equity Fund		135,897,557	4.7
15,292,063		TIAA-CREF International Equity Fund		167,448,092	5.9
13,859,503		TIAA-CREF International Opportunities Fund		165,343,867	5.8
27,650,452		TIAA-CREF Quant International Equity Fund		202,124,805	7.1
10,259,952		TIAA-CREF Quant International Small-Cap Equity Fund		104,548,916	3.7
		TOTAL INTERNATIONAL EQUITY		775,363,237	27.2

U.S. EQUITY—63.4%
25,838,360		TIAA-CREF Growth & Income Fund		376,206,527	13.2
15,175,045		TIAA-CREF Large-Cap Growth Fund		328,539,732	11.5
18,722,323		TIAA-CREF Large-Cap Value Fund		341,307,955	12.0
20,060,314		TIAA-CREF Quant Large-Cap Growth Fund		288,667,917	10.1
29,124,792		TIAA-CREF Quant Large-Cap Value Fund		300,276,603	10.5
5,184,336		TIAA-CREF Quant Small-Cap Equity Fund		97,932,099	3.5
5,823,448		TIAA-CREF Quant Small/Mid-Cap Equity Fund		73,317,205	2.6
		TOTAL U.S. EQUITY		1,806,248,038	63.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,446,790,222)	2,840,653,342	99.7

		TOTAL PORTFOLIO	(Cost $2,446,790,222)	2,840,653,342	99.7
		OTHER ASSETS & LIABILITIES, NET		9,493,131	0.3
		NET ASSETS		$2,850,146,473	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $125,710,633 or 4.4% of net assets.

50	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.4%
7,326,287	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $77,950,716)		$82,713,785	4.4%
		TOTAL DIRECT REAL ESTATE		82,713,785	4.4

FIXED INCOME—3.4%
3,109,828		TIAA-CREF Bond Fund		30,818,395	1.6
2,354,885		TIAA-CREF Bond Plus Fund		23,478,200	1.2
648,372		TIAA-CREF Emerging Markets Debt Fund		5,926,121	0.3
133,218		TIAA-CREF High-Yield Fund		1,238,923	0.1
305,025		TIAA-CREF International Bond Fund		2,970,943	0.2
		TOTAL FIXED INCOME		64,432,582	3.4

INTERNATIONAL EQUITY—27.6%
8,514,637		TIAA-CREF Emerging Markets Equity Fund		90,595,733	4.8
10,194,548		TIAA-CREF International Equity Fund		111,630,299	6.0
9,237,607		TIAA-CREF International Opportunities Fund		110,204,649	5.9
18,433,196		TIAA-CREF Quant International Equity Fund		134,746,663	7.2
6,838,967		TIAA-CREF Quant International Small-Cap Equity Fund		69,689,069	3.7
		TOTAL INTERNATIONAL EQUITY		516,866,413	27.6

U.S. EQUITY—64.2%
17,228,390		TIAA-CREF Growth & Income Fund		250,845,355	13.4
10,121,549		TIAA-CREF Large-Cap Growth Fund		219,131,536	11.7
12,493,301		TIAA-CREF Large-Cap Value Fund		227,752,875	12.1
13,369,188		TIAA-CREF Quant Large-Cap Growth Fund		192,382,615	10.2
19,411,775		TIAA-CREF Quant Large-Cap Value Fund		200,135,404	10.7
3,450,051		TIAA-CREF Quant Small-Cap Equity Fund		65,171,463	3.5
3,882,957		TIAA-CREF Quant Small/Mid-Cap Equity Fund		48,886,423	2.6
		TOTAL U.S. EQUITY		1,204,305,671	64.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,628,398,266)	1,868,318,451	99.6

		TOTAL PORTFOLIO	(Cost $1,628,398,266)	1,868,318,451	99.6
		OTHER ASSETS & LIABILITIES, NET		6,839,618	0.4
		NET ASSETS		$1,875,158,069	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $82,713,785 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.6%[a]

DIRECT REAL ESTATE—4.4%
2,388,753	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $25,558,386)		$26,969,022	4.4%
		TOTAL DIRECT REAL ESTATE		26,969,022	4.4

FIXED INCOME—2.3%
650,363		TIAA-CREF Bond Fund		6,445,100	1.0
528,760		TIAA-CREF Bond Plus Fund		5,271,733	0.9
130,489		TIAA-CREF Emerging Markets Debt Fund		1,192,670	0.2
44,901		TIAA-CREF High-Yield Fund		417,584	0.1
73,976		TIAA-CREF International Bond Fund		720,525	0.1
		TOTAL FIXED INCOME		14,047,612	2.3

INTERNATIONAL EQUITY—27.9%
2,808,498		TIAA-CREF Emerging Markets Equity Fund		29,882,419	4.9
3,384,229		TIAA-CREF International Equity Fund		37,057,306	6.0
3,077,055		TIAA-CREF International Opportunities Fund		36,709,271	6.0
6,112,918		TIAA-CREF Quant International Equity Fund		44,685,427	7.3
2,266,827		TIAA-CREF Quant International Small-Cap Equity Fund		23,098,965	3.7
		TOTAL INTERNATIONAL EQUITY		171,433,388	27.9

U.S. EQUITY—65.0%
5,725,913		TIAA-CREF Growth & Income Fund		83,369,296	13.6
3,351,745		TIAA-CREF Large-Cap Growth Fund		72,565,274	11.8
4,142,017		TIAA-CREF Large-Cap Value Fund		75,508,964	12.3
4,418,022		TIAA-CREF Quant Large-Cap Growth Fund		63,575,342	10.4
6,427,817		TIAA-CREF Quant Large-Cap Value Fund		66,270,791	10.8
1,146,214		TIAA-CREF Quant Small-Cap Equity Fund		21,651,982	3.5
1,289,310		TIAA-CREF Quant Small/Mid-Cap Equity Fund		16,232,419	2.6
		TOTAL U.S. EQUITY		399,174,068	65.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $563,098,113)	611,624,090	99.6

		TOTAL PORTFOLIO	(Cost $563,098,113)	611,624,090	99.6
		OTHER ASSETS & LIABILITIES, NET		2,594,247	0.4
		NET ASSETS		$614,218,337	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $26,969,022 or 4.4% of net assets.

52	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2060 Fund  ■  November 30, 2018

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.1%[a]

DIRECT REAL ESTATE—4.4%
438,723	[b,c]	TIAA-CREF Real Property Fund LP (purchased 8/01/2016–11/28/2018; cost $4,740,007)		$4,953,179	4.4%
		TOTAL DIRECT REAL ESTATE		4,953,179	4.4

FIXED INCOME—1.0%
45,029		TIAA-CREF Bond Fund		446,233	0.4
51,959		TIAA-CREF Bond Plus Fund		518,030	0.4
8,376		TIAA-CREF Emerging Markets Debt Fund		76,556	0.1
8,715		TIAA-CREF High-Yield Fund		81,048	0.1
7,144		TIAA-CREF International Bond Fund		69,578	0.0
		TOTAL FIXED INCOME		1,191,445	1.0

INTERNATIONAL EQUITY—28.1%
521,932		TIAA-CREF Emerging Markets Equity Fund		5,553,358	4.9
630,519		TIAA-CREF International Equity Fund		6,904,181	6.1
573,109		TIAA-CREF International Opportunities Fund		6,837,196	6.0
1,136,310		TIAA-CREF Quant International Equity Fund		8,306,425	7.3
422,674		TIAA-CREF Quant International Small-Cap Equity Fund		4,307,044	3.8
		TOTAL INTERNATIONAL EQUITY		31,908,204	28.1

U.S. EQUITY—65.6%
1,066,695		TIAA-CREF Growth & Income Fund		15,531,077	13.7
623,988		TIAA-CREF Large-Cap Growth Fund		13,509,344	11.9
770,999		TIAA-CREF Large-Cap Value Fund		14,055,309	12.4
824,877		TIAA-CREF Quant Large-Cap Growth Fund		11,869,979	10.5
1,198,024		TIAA-CREF Quant Large-Cap Value Fund		12,351,623	10.9
213,540		TIAA-CREF Quant Small-Cap Equity Fund		4,033,771	3.5
240,183		TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,023,901	2.7
		TOTAL U.S. EQUITY		74,375,004	65.6
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $110,678,981)	112,427,832	99.1

		TOTAL PORTFOLIO	(Cost $110,678,981)	112,427,832	99.1
		OTHER ASSETS & LIABILITIES, NET		1,024,628	0.9
		NET ASSETS		$113,452,460	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Class W shares of the affiliated TIAA-CREF Funds.
[b]	Indicates a security that has been deemed illiquid.
[c]	Restricted security. At 11/30/18, the total value of this security amounted to $4,953,179 or 4.4% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2018

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
ASSETS
Affiliated investments, at value‡	$522,667,939	$1,201,139,021	$1,825,359,693	$3,660,909,558	$4,308,628,706	$4,256,556,096
Cash	—	2,501,400	4,740,209	5,845,343	10,596,146	7,375,736
Receivable from securities transactions	2,377,176	3,188,960	4,336,154	10,732,699	11,552,170	12,259,715
Receivable from Fund shares sold	547,524	717,680	1,576,551	2,581,676	5,251,384	7,362,552
Dividends receivable	726,362	1,608,796	2,300,857	4,208,266	4,125,378	3,282,792
Due from affiliates	6,930	12,020	17,677	34,011	39,621	39,127
Other	22,413	79,307	118,088	179,165	183,545	177,617
Total assets	526,348,344	1,209,247,184	1,838,449,229	3,684,490,718	4,340,376,950	4,287,053,635

LIABILITIES
Management fees payable	18,317	41,878	64,887	133,243	160,819	163,304
Service agreement fees payable	3,857	7,850	11,805	21,843	23,707	22,008
Distribution fees payable	28,029	16,556	25,319	55,615	65,152	66,003
Due to affiliates	7,735	8,509	10,281	15,113	16,300	16,198
Overdraft payable	868,110	—	—	—	—	—
Payable for securities transactions	903,035	4,236,785	7,732,230	13,486,762	18,963,193	16,372,515
Payable for Fund shares redeemed	253,346	783,846	318,321	40,555	2,532,573	147,768
Payable for trustee compensation	23,892	82,629	123,210	189,300	195,317	189,280
Accrued expenses and other payables	10,212	20,123	25,667	44,195	48,888	48,313
Total liabilities	2,116,533	5,198,176	8,311,720	13,986,626	22,005,949	17,025,389
NET ASSETS	$524,231,811	$1,204,049,008	$1,830,137,509	$3,670,504,092	$4,318,371,001	$4,270,028,246

NET ASSETS CONSIST OF:
Paid-in-capital	$485,998,570	$1,038,450,885	$1,725,737,808	$3,401,679,670	$3,947,250,026	$3,832,442,073
Total distributable earnings (loss)	38,233,241	165,598,123	104,399,701	268,824,422	371,120,975	437,586,173
NET ASSETS	$524,231,811	$1,204,049,008	$1,830,137,509	$3,670,504,092	$4,318,371,001	$4,270,028,246

INSTITUTIONAL CLASS:
Net assets	$191,666,101	$678,902,944	$1,041,758,372	$2,146,068,426	$2,620,760,501	$2,650,072,504
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,862,439	59,299,095	105,680,945	210,514,393	252,052,256	253,469,723
Net asset value per share	$11.37	$11.45	$9.86	$10.19	$10.40	$10.46

ADVISOR CLASS:
Net assets	$381,962	$107,480	$104,897	$201,057	$129,322	$121,548
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	33,598	9,386	10,644	19,739	12,444	11,629
Net asset value per share	$11.37	$11.45	$9.86	$10.19	$10.39	$10.45

PREMIER CLASS:
Net assets	$32,959,768	$135,439,749	$204,991,332	$450,196,139	$530,253,403	$535,108,742
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,901,908	11,870,796	20,909,664	44,331,255	51,282,658	51,486,767
Net asset value per share	$11.36	$11.41	$9.80	$10.16	$10.34	$10.39

RETIREMENT CLASS:
Net assets	$182,906,199	$389,598,835	$583,282,908	$1,074,038,470	$1,167,227,775	$1,084,725,452
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,131,326	29,017,106	48,161,039	83,947,084	88,469,478	80,238,066
Net asset value per share	$11.34	$13.43	$12.11	$12.79	$13.19	$13.52

RETAIL CLASS:
Net assets	$116,317,781	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,248,978	—	—	—	—	—
Net asset value per share	$11.35	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$492,883,088	$1,067,981,879	$1,822,304,931	$3,599,991,360	$4,173,145,310	$4,055,141,338

54	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	55

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2018

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
ASSETS
Affiliated investments, at value‡	$4,327,276,095	$5,221,830,844	$2,840,653,342	$1,868,318,451	$611,624,090	$112,427,832
Cash	7,733,033	10,813,080	3,717,930	1,503,845	1,940,095	554,981
Receivable from securities transactions	12,622,966	15,503,144	5,851,698	4,042,838	706,974	133,671
Receivable from Fund shares sold	8,218,724	9,131,546	8,158,493	6,321,310	2,654,211	858,044
Dividends receivable	2,425,166	1,593,945	359,559	175,710	37,678	3,335
Due from affiliates	39,819	47,718	26,577	17,928	6,713	2,250
Other	178,779	233,114	81,748	49,224	10,488	1,050
Total assets	4,358,494,582	5,259,153,391	2,858,849,347	1,880,429,306	616,980,249	113,981,163

LIABILITIES
Management fees payable	169,922	209,008	115,146	75,954	24,836	4,567
Service agreement fees payable	20,175	24,581	12,107	7,955	2,904	526
Distribution fees payable	71,419	88,815	52,832	37,642	14,871	1,874
Due to affiliates	16,283	18,859	12,192	9,759	6,567	5,456
Payable for securities transactions	17,093,779	20,820,692	8,332,765	5,057,631	2,657,525	410,199
Payable for Fund shares redeemed	11,976	14,472	54,442	7,972	8,122	106,854
Payable for trustee compensation	190,669	247,599	89,455	54,264	12,067	1,312
Accrued expenses and other payables	54,875	61,733	33,935	20,060	35,020	(2,085)
Total liabilities	17,629,098	21,485,759	8,702,874	5,271,237	2,761,912	528,703
NET ASSETS	$4,340,865,484	$5,237,667,632	$2,850,146,473	$1,875,158,069	$614,218,337	$113,452,460

NET ASSETS CONSIST OF:
Paid-in-capital	$3,822,812,402	$4,493,121,417	$2,407,532,281	$1,604,365,836	$558,470,035	$110,545,702
Total distributable earnings (loss)	518,053,082	744,546,215	442,614,192	270,792,233	55,748,302	2,906,758
NET ASSETS	$4,340,865,484	$5,237,667,632	$2,850,146,473	$1,875,158,069	$614,218,337	$113,452,460

INSTITUTIONAL CLASS:
Net assets	$2,763,034,098	$3,302,432,353	$1,820,446,557	$1,174,943,597	$348,426,047	$71,735,869
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	260,301,447	308,011,468	147,378,487	94,670,350	24,756,882	6,233,596
Net asset value per share	$10.61	$10.72	$12.35	$12.41	$14.07	$11.51

ADVISOR CLASS:
Net assets	$116,451	$138,217	$121,036	$121,715	$122,895	$127,210
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,980	12,901	9,796	9,806	8,732	11,055
Net asset value per share	$10.61	$10.71	$12.36	$12.41	$14.07	$11.51

PREMIER CLASS:
Net assets	$583,289,657	$725,687,905	$432,068,965	$308,782,619	$122,389,541	$15,709,115
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,181,527	67,977,435	35,172,117	25,005,578	8,737,093	1,367,933
Net asset value per share	$10.57	$10.68	$12.28	$12.35	$14.01	$11.48

RETIREMENT CLASS:
Net assets	$994,425,278	$1,209,409,157	$597,509,915	$391,310,138	$143,279,854	$25,880,266
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	71,090,782	83,780,621	48,800,075	31,815,120	10,232,832	2,257,693
Net asset value per share	$13.99	$14.44	$12.24	$12.30	$14.00	$11.46
‡ Affiliated investments, cost	$4,045,442,841	$4,792,408,746	$2,446,790,222	$1,628,398,266	$563,098,113	$110,678,981

56	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	57

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2018

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$5,853,406	$12,859,603	$18,422,862	$33,141,776	$32,734,424	$26,693,774
Total income	5,853,406	12,859,603	18,422,862	33,141,776	32,734,424	26,693,774

EXPENSES
Management fees	565,366	1,280,559	1,980,427	4,017,009	4,779,902	4,821,564
Shareholder servicing – Institutional Class	813	786	962	1,491	1,667	1,676
Shareholder servicing – Advisor Class	93	17	4	26	27	47
Shareholder servicing – Premier Class	36	67	95	187	180	213
Shareholder servicing – Retirement Class	240,502	500,271	768,798	1,404,075	1,514,367	1,414,168
Shareholder servicing – Retail Class	15,906	—	—	—	—	—
Distribution fees – Premier Class	26,076	106,217	165,600	359,023	416,019	422,653
Distribution fees – Retail Class	147,397	—	—	—	—	—
Registration fees	41,167	39,649	45,692	36,595	39,189	42,290
Administrative service fees	25,336	27,447	32,963	48,435	52,984	52,747
Professional fees	18,655	25,090	31,752	49,444	55,269	55,093
Trustee fees and expenses	4,041	9,007	13,840	27,577	31,977	31,756
Other expenses	84,823	88,549	128,643	242,844	284,867	283,145
Total expenses	1,170,211	2,077,659	3,168,776	6,186,706	7,176,448	7,125,352
Less: Expenses reimbursed by the investment adviser	(170,625)	(145,075)	(184,773)	(267,502)	(304,780)	(308,329)
Fee waiver by investment adviser and TPIS	(275,396)	(620,799)	(952,984)	(1,896,704)	(2,207,165)	(2,188,461)
Net expenses	724,190	1,311,785	2,031,019	4,022,500	4,664,503	4,628,562
Net investment income (loss)	5,129,216	11,547,818	16,391,843	29,119,276	28,069,921	22,065,212

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	7,105,580	15,219,053	17,548,485	39,614,288	45,038,722	52,330,088
Realized gain (loss) from sale of unaffiliated investments	(32,131)	—	—	—	—	—
Net realized gain (loss) from investments	7,073,449	15,219,053	17,548,485	39,614,288	45,038,722	52,330,088
Net change in unrealized appreciation (depreciation) from affiliated investments	(21,532,208)	(48,383,035)	(70,785,425)	(153,790,199)	(191,250,518)	(208,989,066)
Net realized and unrealized gain (loss) from investments	(14,458,759)	(33,163,982)	(53,236,940)	(114,175,911)	(146,211,796)	(156,658,978)
Net increase (decrease) in net assets from operations	$(9,329,543)	$(21,616,164)	$(36,845,097)	$(85,056,635)	$(118,141,875)	$(134,593,766)

58	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	59

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2018

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$21,073,104	$17,656,305	$6,573,177	$3,922,480	$1,118,189	$176,197
Total income	21,073,104	17,656,305	6,573,177	3,922,480	1,118,189	176,197

EXPENSES
Management fees	4,988,726	6,129,692	3,330,811	2,190,430	702,582	125,867
Shareholder servicing – Institutional Class	1,662	1,950	1,371	1,138	892	778
Shareholder servicing – Advisor Class	18	23	4	5	5	18
Shareholder servicing – Premier Class	203	250	165	123	73	28
Shareholder servicing – Retirement Class	1,299,325	1,597,893	772,372	504,975	180,329	32,580
Distribution fees – Premier Class	457,987	571,609	336,329	238,371	91,396	11,003
Registration fees	39,409	40,994	37,305	34,839	33,795	33,711
Administrative service fees	53,229	61,312	40,504	32,465	21,919	18,062
Professional fees	55,769	65,634	40,671	30,720	18,224	13,575
Trustee fees and expenses	32,275	39,250	19,125	12,752	4,267	775
Other expenses	285,727	336,941	197,965	138,596	59,796	26,403
Total expenses	7,214,330	8,845,548	4,776,622	3,184,414	1,113,278	262,800
Less: Expenses reimbursed by the investment adviser	(308,628)	(356,499)	(235,868)	(184,517)	(117,810)	(89,139)
Fee waiver by investment adviser and TPIS	(2,228,327)	(2,709,579)	(1,448,875)	(949,828)	(300,477)	(53,150)
Net expenses	4,677,375	5,779,470	3,091,879	2,050,069	694,991	120,511
Net investment income (loss)	16,395,729	11,876,835	3,481,298	1,872,411	423,198	55,686

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	48,878,553	77,926,241	7,741,504	4,724,901	232,996	526,566
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(2,877)
Net realized gain (loss) from investments	48,878,553	77,926,241	7,741,504	4,724,901	232,996	523,689
Net change in unrealized appreciation (depreciation) from affiliated investments	(220,916,926)	(298,712,245)	(134,102,335)	(88,531,928)	(27,992,758)	(5,510,849)
Net realized and unrealized gain (loss) from investments	(172,038,373)	(220,786,004)	(126,360,831)	(83,807,027)	(27,759,762)	(4,987,160)
Net increase (decrease) in net assets from operations	$(155,642,644)	$(208,909,169)	$(122,879,533)	$(81,934,616)	$(27,336,564)	$(4,931,474)

60	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$5,129,216	$10,916,317	$11,547,818	$26,714,248	$16,391,843	$40,688,057
Net realized gain (loss) from investments		7,073,449	12,296,442	15,219,053	38,776,948	17,548,485	91,990,783
Net change in unrealized appreciation (depreciation) from affiliated investments		(21,532,208)	5,657,957	(48,383,035)	11,325,177	(70,785,425)	438,481
Net increase (decrease) in net assets from operations		(9,329,543)	28,870,716	(21,616,164)	76,816,373	(36,845,097)	133,117,321

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(2,103,273)	(6,536,829)	—	(32,471,658)	—	(62,396,131)
	Advisor Class	(2,160)	(3,858)	—	(5,307)	—	(6,582)
	Premier Class	(334,186)	(1,253,087)	—	(6,954,540)	—	(14,962,908)
	Retirement Class	(1,747,262)	(5,978,630)	—	(16,225,283)	—	(30,858,820)
	Retail Class	(1,063,954)	(3,582,472)	—	—	—	—
Total distributions		(5,250,835)	(17,354,876)	—	(55,656,788)	—	(108,224,441)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	31,780,660	52,345,446	46,315,689	120,173,221	58,560,495	174,175,096
	Advisor Class	174,160	104,500	—	7,681	—	—
	Premier Class	3,446,920	9,180,882	9,397,078	19,644,896	13,505,443	22,331,348
	Retirement Class	12,552,971	37,874,769	20,817,946	34,765,497	23,370,673	39,218,394
	Retail Class	8,568,025	20,847,696	—	—	—	—
Reinvestments of distributions:	Institutional Class	2,043,244	6,536,815	—	32,471,658	—	62,396,131
	Advisor Class	1,059	—	—	—	—	—
	Premier Class	334,126	1,253,087	—	6,954,540	—	14,962,908
	Retirement Class	1,747,261	5,978,630	—	16,225,283	—	30,858,820
	Retail Class	1,019,591	3,426,662	—	—	—	—
Redemptions:	Institutional Class	(39,261,490)	(39,708,331)	(54,143,844)	(102,645,606)	(66,768,822)	(162,589,816)
	Advisor Class	—	—	(7,582)	—	—	—
	Premier Class	(6,625,347)	(11,612,828)	(19,358,903)	(31,888,905)	(39,410,830)	(61,078,675)
	Retirement Class	(19,075,331)	(30,002,115)	(33,901,710)	(85,301,170)	(63,428,336)	(132,014,253)
	Retail Class	(5,857,096)	(15,088,230)	—	—	—	—
Net increase (decrease) from shareholder transactions		(9,151,247)	41,136,983	(30,881,326)	10,407,095	(74,171,377)	(11,740,047)
Net increase (decrease) in net assets		(23,731,625)	52,652,823	(52,497,490)	31,566,680	(111,016,474)	13,152,833
NET ASSETS
Beginning of period		547,963,436	495,310,613	1,256,546,498	1,224,979,818	1,941,153,983	1,928,001,150
End of period		$524,231,811	$547,963,436	$1,204,049,008	$1,256,546,498	$1,830,137,509	$1,941,153,983

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,737,838	4,476,474	3,978,173	10,198,202	5,835,241	17,067,111
	Advisor Class	15,045	9,039	—	659	—	—
	Premier Class	296,264	787,464	810,853	1,677,165	1,340,010	2,208,399
	Retirement Class	1,078,982	3,245,751	1,536,522	2,529,411	1,906,893	3,159,767
	Retail Class	738,664	1,784,491	—	—	—	—
Shares reinvested:	Institutional Class	174,457	562,743	—	2,806,539	—	6,258,388
	Advisor Class	90	—	—	—	—	—
	Premier Class	28,557	107,917	—	602,125	—	1,506,838
	Retirement Class	149,568	515,671	—	1,192,159	—	2,512,933
	Retail Class	87,201	295,307	—	—	—	—
Shares redeemed:	Institutional Class	(3,384,191)	(3,405,168)	(4,648,109)	(8,731,910)	(6,628,251)	(16,014,615)
	Advisor Class	—	—	(659)	—	—	—
	Premier Class	(571,086)	(998,108)	(1,664,575)	(2,733,887)	(3,925,647)	(6,080,884)
	Retirement Class	(1,650,203)	(2,585,275)	(2,480,561)	(6,211,146)	(5,125,305)	(10,635,145)
	Retail Class	(507,255)	(1,295,788)	—	—	—	—
Net increase (decrease) from shareholder transactions		(806,069)	3,500,518	(2,468,356)	1,329,317	(6,597,059)	(17,208)

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$29,119,276	$75,694,002	$28,069,921	$80,381,485	$22,065,212	$74,826,749
Net realized gain (loss) from investments		39,614,288	185,073,367	45,038,722	219,238,722	52,330,088	226,878,149
Net change in unrealized appreciation (depreciation) from affiliated investments		(153,790,199)	28,084,661	(191,250,518)	68,033,572	(208,989,066)	105,587,979
Net increase (decrease) in net assets from operations		(85,056,635)	288,852,030	(118,141,875)	367,653,779	(134,593,766)	407,292,877

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(118,814,215)	—	(135,774,567)	—	(143,255,642)
	Advisor Class	—	(11,876)	—	(7,112)	—	(7,348)
	Premier Class	—	(30,108,908)	—	(33,781,499)	—	(35,285,673)
	Retirement Class	—	(52,086,223)	—	(52,316,229)	—	(49,497,368)
Total distributions		—	(201,021,222)	—	(221,879,407)	—	(228,046,031)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	114,590,377	357,719,837	182,779,897	461,296,229	190,999,581	451,900,366
	Advisor Class	—	115,406	—	12,000	1,226	9,756
	Premier Class	19,397,907	49,725,790	30,062,866	60,418,325	34,076,825	69,665,064
	Retirement Class	42,530,661	90,782,196	56,477,585	115,394,195	52,058,044	111,537,109
Reinvestments of distributions:	Institutional Class	—	118,814,214	—	135,774,567	—	143,255,642
	Advisor Class	—	5,401	—	694	—	514
	Premier Class	—	30,108,908	—	33,781,499	—	35,285,673
	Retirement Class	—	52,086,223	—	52,316,229	—	49,497,368
Redemptions:	Institutional Class	(107,819,857)	(222,334,583)	(71,814,864)	(225,330,266)	(85,104,198)	(202,678,109)
	Advisor Class	(19,290)	—	—	(9,085)	—	—
	Premier Class	(62,312,710)	(99,739,382)	(58,911,289)	(113,380,488)	(67,295,224)	(105,998,506)
	Retirement Class	(89,356,721)	(185,565,389)	(76,588,682)	(165,697,945)	(71,237,144)	(147,892,631)
Net increase (decrease) from shareholder transactions		(82,989,633)	191,718,621	62,005,513	354,575,954	53,499,110	404,582,246
Net increase (decrease) in net assets		(168,046,268)	279,549,429	(56,136,362)	500,350,326	(81,094,656)	583,829,092
NET ASSETS
Beginning of period		3,838,550,360	3,559,000,931	4,374,507,363	3,874,157,037	4,351,122,902	3,767,293,810
End of period		$3,670,504,092	$3,838,550,360	$4,318,371,001	$4,374,507,363	$4,270,028,246	$4,351,122,902

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,004,843	34,052,939	17,128,763	43,037,527	17,728,166	41,839,171
	Advisor Class	—	10,656	—	1,128	114	922
	Premier Class	1,857,169	4,748,618	2,824,853	5,671,329	3,168,563	6,496,272
	Retirement Class	3,271,272	6,931,137	4,185,851	8,539,140	3,758,565	8,051,607
Shares reinvested:	Institutional Class	—	11,513,005	—	12,894,071	—	13,514,683
	Advisor Class	—	524	—	66	—	48
	Premier Class	—	2,926,036	—	3,220,353	—	3,344,614
	Retirement Class	—	4,012,806	—	3,904,196	—	3,602,428
Shares redeemed:	Institutional Class	(10,317,802)	(21,177,473)	(6,745,115)	(21,053,344)	(7,863,942)	(18,808,272)
	Advisor Class	(1,919)	—	—	(837)	—	—
	Premier Class	(5,988,608)	(9,609,152)	(5,519,935)	(10,724,589)	(6,266,923)	(9,965,261)
	Retirement Class	(6,815,757)	(14,170,737)	(5,642,527)	(12,300,348)	(5,124,813)	(10,670,699)
Net increase (decrease) from shareholder transactions		(6,990,802)	19,238,359	6,231,890	33,188,692	5,399,730	37,405,513

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$16,395,729	$70,466,396	$11,876,835	$79,188,855	$3,481,298	$37,726,168
Net realized gain (loss) from investments		48,878,553	248,644,976	77,926,241	342,702,426	7,741,504	87,530,160
Net change in unrealized appreciation (depreciation) from affiliated investments		(220,916,926)	140,995,071	(298,712,245)	208,058,666	(134,102,335)	202,293,363
Net increase (decrease) in net assets from operations		(155,642,644)	460,106,443	(208,909,169)	629,949,947	(122,879,533)	327,549,691

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(155,233,004)	—	(202,763,085)	—	(59,273,011)
	Advisor Class	—	(7,481)	—	(7,829)	—	(4,633)
	Premier Class	—	(39,277,115)	—	(52,405,087)	—	(16,304,151)
	Retirement Class	—	(45,941,335)	—	(59,074,630)	—	(20,945,189)
Total distributions		—	(240,458,935)	—	(314,250,631)	—	(96,526,984)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	181,368,717	447,606,578	199,125,055	450,890,999	170,384,304	354,110,646
	Advisor Class	—	—	27,000	1,400	—	—
	Premier Class	28,146,468	70,454,849	37,998,561	73,261,333	32,523,620	76,025,859
	Retirement Class	47,274,514	93,907,000	45,076,996	105,390,972	41,035,012	84,295,015
Reinvestments of distributions:	Institutional Class	—	155,233,004	—	202,763,085	—	59,273,011
	Advisor Class	—	290	—	91	—	—
	Premier Class	—	39,277,115	—	52,405,087	—	16,304,151
	Retirement Class	—	45,941,335	—	59,074,630	—	20,945,189
Redemptions:	Institutional Class	(49,866,255)	(233,107,121)	(88,874,841)	(306,671,046)	(28,154,275)	(132,936,505)
	Advisor Class	—	—	—	(1,457)	—	—
	Premier Class	(51,415,146)	(105,846,098)	(64,962,200)	(141,684,441)	(33,552,487)	(70,291,326)
	Retirement Class	(55,083,468)	(138,224,411)	(68,988,274)	(158,398,906)	(26,915,018)	(81,614,248)
Net increase (decrease) from shareholder transactions		100,424,830	375,242,541	59,402,297	337,031,747	155,321,156	326,111,792
Net increase (decrease) in net assets		(55,217,814)	594,890,049	(149,506,872)	652,731,063	32,441,623	557,134,499
NET ASSETS
Beginning of period		4,396,083,298	3,801,193,249	5,387,174,504	4,734,443,441	2,817,704,850	2,260,570,351
End of period		$4,340,865,484	$4,396,083,298	$5,237,667,632	$5,387,174,504	$2,850,146,473	$2,817,704,850

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,503,840	40,774,826	17,875,944	40,633,885	13,242,675	28,082,681
	Advisor Class	—	—	2,381	124	—	—
	Premier Class	2,570,758	6,471,012	3,421,697	6,647,518	2,543,227	6,085,062
	Retirement Class	3,282,567	6,563,161	3,019,098	7,125,704	3,224,400	6,781,023
Shares reinvested:	Institutional Class	—	14,413,463	—	18,636,313	—	4,722,949
	Advisor Class	—	27	—	8	—	—
	Premier Class	—	3,657,087	—	4,829,962	—	1,304,332
	Retirement Class	—	3,228,485	—	4,021,418	—	1,679,647
Shares redeemed:	Institutional Class	(4,563,192)	(21,270,974)	(7,927,950)	(27,654,216)	(2,219,106)	(10,470,540)
	Advisor Class	—	—	—	(132)	—	—
	Premier Class	(4,674,959)	(9,773,232)	(5,812,738)	(12,924,775)	(2,610,470)	(5,607,053)
	Retirement Class	(3,815,168)	(9,628,381)	(4,623,900)	(10,672,591)	(2,125,121)	(6,504,361)
Net increase (decrease) from shareholder transactions		9,303,846	34,435,474	5,954,532	30,643,218	12,055,605	26,073,740

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,872,411	$23,774,006	$423,198	$6,490,352	$55,686	$836,196
Net realized gain (loss) from investments		4,724,901	56,332,799	232,996	15,709,554	523,689	1,991,204
Net change in unrealized appreciation (depreciation) from affiliated investments		(88,531,928)	131,651,169	(27,992,758)	36,647,637	(5,510,849)	4,362,524
Net increase (decrease) in net assets from operations		(81,934,616)	211,757,974	(27,336,564)	58,847,543	(4,931,474)	7,189,924

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(36,781,254)	—	(8,554,218)	—	(1,123,474)
	Advisor Class	—	(4,634)	—	(4,427)	—	(3,808)
	Premier Class	—	(11,350,880)	—	(3,716,575)	—	(293,422)
	Retirement Class	—	(13,435,930)	—	(4,113,764)	—	(439,955)
Total distributions		—	(61,572,698)	—	(16,388,984)	—	(1,860,659)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	123,576,633	252,759,033	64,231,527	121,809,239	23,720,999	44,203,361
	Advisor Class	—	—	—	—	—	—
	Premier Class	29,055,864	58,122,636	18,842,554	35,081,156	4,388,354	9,137,024
	Retirement Class	28,340,042	63,825,737	18,252,158	39,307,119	7,043,983	17,773,990
Reinvestments of distributions:	Institutional Class	—	36,781,254	—	8,553,709	—	944,553
	Advisor Class	—	—	—	—	—	100
	Premier Class	—	11,350,880	—	3,716,084	—	206,985
	Retirement Class	—	13,435,930	—	4,113,286	—	356,067
Redemptions:	Institutional Class	(28,921,384)	(65,946,987)	(7,982,039)	(27,015,357)	(7,794,097)	(9,301,080)
	Advisor Class	—	—	—	—	—	(16)
	Premier Class	(26,678,984)	(46,631,289)	(9,301,553)	(14,469,923)	(986,123)	(2,963,824)
	Retirement Class	(16,041,743)	(53,722,605)	(5,796,641)	(18,428,616)	(4,300,216)	(6,160,962)
Net increase (decrease) from shareholder transactions		109,330,428	269,974,589	78,246,006	152,666,697	22,072,900	54,196,198
Net increase (decrease) in net assets		27,395,812	420,159,865	50,909,442	195,125,256	17,141,426	59,525,463
NET ASSETS
Beginning of period		1,847,762,257	1,427,602,392	563,308,895	368,183,639	96,311,034	36,785,571
End of period		$1,875,158,069	$1,847,762,257	$614,218,337	$563,308,895	$113,452,460	$96,311,034

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Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,544,514	19,945,921	4,373,265	8,478,111	1,983,649	3,760,369
	Advisor Class	—	—	—	—	—	—
	Premier Class	2,259,884	4,630,991	1,289,010	2,466,424	364,371	781,497
	Retirement Class	2,213,687	5,094,421	1,246,586	2,762,836	585,665	1,507,302
Shares reinvested:	Institutional Class	—	2,916,832	—	598,162	—	80,800
	Advisor Class	—	—	—	—	—	8
	Premier Class	—	903,732	—	260,777	—	17,721
	Retirement Class	—	1,073,158	—	288,449	—	30,511
Shares redeemed:	Institutional Class	(2,238,913)	(5,170,776)	(543,540)	(1,869,192)	(646,176)	(788,676)
	Advisor Class	—	—	—	—	—	(1)
	Premier Class	(2,070,918)	(3,693,419)	(639,630)	(1,008,567)	(82,054)	(252,968)
	Retirement Class	(1,259,751)	(4,263,543)	(401,895)	(1,284,704)	(356,598)	(520,104)
Net increase (decrease) from shareholder transactions		8,448,503	21,437,317	5,323,796	10,692,296	1,848,857	4,616,459
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholder and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

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Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	11/30/18	#	$11.68	$0.12		$(0.31)		$(0.19)	$(0.12)	$ —	$(0.12)	$11.37	(1.57)%[b]	$191,666		0.27%[c,f]		0.11%[c,f]		2.01%[c]		13%[b]
	5/31/18		11.40	0.26		0.43		0.69	(0.31)	(0.10)	(0.41)	11.68	6.02	202,413		0.15	[e]	0.00	[e]	2.24		18
	5/31/17		10.87	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.40	9.09	179,048		0.16	[e]	0.00	[e]	2.14		21
	5/31/16		11.38	0.22		(0.27)		(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)	131,032		0.15	[e]	0.00	[e]	2.02		18
	5/31/15		11.28	0.21		0.32		0.53	(0.30)	(0.13)	(0.43)	11.38	4.83	132,539		0.15	[e]	0.00	[e]	1.84		19
	5/31/14		10.76	0.21		0.72		0.93	(0.31)	(0.10)	(0.41)	11.28	8.84	97,792		0.17	[e]	0.00	[e]	1.88		31
Advisor Class:	11/30/18	#	11.68	0.11		(0.30)		(0.19)	(0.12)	—	(0.12)	11.37	(1.60)[b]	382		0.38	[c,f]	0.23	[c,f]	1.84	[c]	13	[b]
	5/31/18		11.41	0.25		0.43		0.68	(0.31)	(0.10)	(0.41)	11.68	5.91	216		0.18	[e]	0.03	[e]	2.14		18
	5/31/17		10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107		0.17	[e]	0.02	[e]	2.14		21
	5/31/16	‡	11.10	0.08		0.08		0.16	(0.18)	(0.20)	(0.38)	10.88	1.57 [b]	102		0.18	[c,e]	0.03	[c,e]	1.62	[c]	18
Premier Class:	11/30/18	#	11.67	0.11		(0.31)		(0.20)	(0.11)	—	(0.11)	11.36	(1.65)[b]	32,960		0.42	[c,f]	0.26	[c,f]	1.86	[c]	13	[b]
	5/31/18		11.40	0.25		0.42		0.67	(0.30)	(0.10)	(0.40)	11.67	5.77	36,733		0.30	[e]	0.15	[e]	2.11		18
	5/31/17		10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047		0.31	[e]	0.15	[e]	2.01		21
	5/31/16		11.37	0.20		(0.26)		(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)	30,459		0.30	[e]	0.15	[e]	1.87		18
	5/31/15		11.27	0.19		0.32		0.51	(0.28)	(0.13)	(0.41)	11.37	4.68	27,088		0.30	[e]	0.15	[e]	1.72		19
	5/31/14		10.75	0.19		0.72		0.91	(0.29)	(0.10)	(0.39)	11.27	8.69	24,433		0.32	[e]	0.15	[e]	1.77		31
Retirement Class:	11/30/18	#	11.65	0.10		(0.30)		(0.20)	(0.11)	—	(0.11)	11.34	(1.70)[b]	182,906		0.52	[c,f]	0.36	[c,f]	1.76	[c]	13	[b]
	5/31/18		11.38	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.65	5.68	192,819		0.40	[e]	0.25	[e]	2.00		18
	5/31/17		10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950		0.41	[e]	0.25	[e]	1.89		21
	5/31/16		11.35	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)	143,639		0.45	[e]	0.25	[e]	1.77		18
	5/31/15		11.25	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.35	4.59	130,926		0.45	[e]	0.25	[e]	1.59		19
	5/31/14		10.74	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.25	8.49	113,987		0.47	[e]	0.25	[e]	1.62		31
Retail Class:	11/30/18	#	11.66	0.10		(0.30)		(0.20)	(0.11)	—	(0.11)	11.35	(1.78)[b]	116,318		0.55	[c,f]	0.37	[c,f]	1.76	[c]	13	[b]
	5/31/18		11.39	0.23		0.43		0.66	(0.29)	(0.10)	(0.39)	11.66	5.76	115,783		0.43	[e]	0.25	[e]	2.00		18
	5/31/17		10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158		0.44	[e]	0.25	[e]	1.90		21
	5/31/16		11.36	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)	91,818		0.43	[e]	0.25	[e]	1.77		18
	5/31/15		11.26	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.36	4.59	81,140		0.43	[e]	0.25	[e]	1.61		19
	5/31/14		10.75	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.26	8.49	66,340		0.46	[e]	0.25	[e]	1.63		31

72	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	11/30/18	#	$11.65	$0.11		$(0.31)		$(0.20)	$ —	$ —	$ —	$11.45	(1.72)%[b]	$678,903		0.24%[c,f]		0.11%[c,f]		1.96%[c]		10%[b]
	5/31/18		11.48	0.26		0.47		0.73	(0.33)	(0.23)	(0.56)	11.65	6.45	698,687		0.12	[e]	0.00	[e]	2.23		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.59	639,496		0.12	[e]	0.00	[e]	2.11		26
	5/31/16		11.58	0.22		(0.30)		(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150		0.12	[e]	0.00	[e]	2.02		19
	5/31/15		11.60	0.21		0.38		0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12	[e]	0.00	[e]	1.85		20
	5/31/14		11.02	0.21		0.87		1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13	[e]	0.00	[e]	1.83		28
Advisor Class:	11/30/18	#	11.66	0.11		(0.32)		(0.21)	—	—	—	11.45	(1.72)[b]	107		0.26	[c,f]	0.14	[c,f]	1.94	[c]	10	[b]
	5/31/18		11.48	0.26		0.48		0.74	(0.33)	(0.23)	(0.56)	11.66	6.44	117		0.13	[e]	0.01	[e]	2.24		21
	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108		0.14	[e]	0.02	[e]	2.13		26
	5/31/16	‡	11.37	0.08		0.05		0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103		0.15	[c,e]	0.03	[c,e]	1.59	[c]	19
Premier Class:	11/30/18	#	11.62	0.11		(0.32)		(0.21)	—	—	—	11.41	(1.81)[b]	135,440		0.39	[c,f]	0.26	[c,f]	1.81	[c]	10	[b]
	5/31/18		11.45	0.24		0.47		0.71	(0.31)	(0.23)	(0.54)	11.62	6.31	147,851		0.27	[e]	0.15	[e]	2.09		21
	5/31/17		10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928		0.27	[e]	0.15	[e]	2.00		26
	5/31/16		11.55	0.20		(0.29)		(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824		0.27	[e]	0.15	[e]	1.87		19
	5/31/15		11.57	0.20		0.37		0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27	[e]	0.15	[e]	1.69		20
	5/31/14		11.00	0.20		0.85		1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28	[e]	0.15	[e]	1.77		28
Retirement Class:	11/30/18	#	13.68	0.12		(0.37)		(0.25)	—	—	—	13.43	(1.83)[b]	389,599		0.49	[c,f]	0.36	[c,f]	1.71	[c]	10	[b]
	5/31/18		13.39	0.27		0.55		0.82	(0.30)	(0.23)	(0.53)	13.68	6.16	409,891		0.37	[e]	0.25	[e]	1.97		21
	5/31/17		12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448		0.37	[e]	0.25	[e]	1.90		26
	5/31/16		13.33	0.22		(0.35)		(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969		0.42	[e]	0.25	[e]	1.76		19
	5/31/15		13.25	0.21		0.45		0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42	[e]	0.25	[e]	1.60		20
	5/31/14		12.53	0.20		0.99		1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43	[e]	0.25	[e]	1.59		28

LIFECYCLE 2015 FUND
Institutional Class:	11/30/18	#	10.05	0.09		(0.28)		(0.19)	—	—	—	9.86	(1.89)[b]	1,041,758		0.24	[c,f]	0.12	[c,f]	1.82	[c]	9	[b]
	5/31/18		9.97	0.22		0.48		0.70	(0.29)	(0.33)	(0.62)	10.05	7.09	1,070,488		0.12	[e]	0.00	[e]	2.18		19
	5/31/17		9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229		0.12	[e]	0.00	[e]	2.10		25
	5/31/16		10.56	0.20		(0.32)		(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233		0.12	[e]	0.00	[e]	2.01		18
	5/31/15		10.80	0.20		0.39		0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12	[e]	0.00	[e]	1.85		16
	5/31/14		10.46	0.19		0.93		1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13	[e]	0.00	[e]	1.81		20
Advisor Class:	11/30/18	#	10.05	0.09		(0.28)		(0.19)	—	—	—	9.86	(1.89)[b]	105		0.24	[c,f]	0.12	[c,f]	1.81	[c]	9	[b]
	5/31/18		9.96	0.22		0.49		0.71	(0.29)	(0.33)	(0.62)	10.05	7.16	107		0.13	[e]	0.02	[e]	2.19		19
	5/31/17		9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106		0.15	[e]	0.03	[e]	2.10		25
	5/31/16	‡	10.35	0.07		0.02		0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102		0.14	[c,e]	0.02	[c,e]	1.54	[c]	18
Premier Class:	11/30/18	#	10.01	0.08		(0.29)		(0.21)	—	—	—	9.80	(2.00)[b]	204,991		0.38	[c,f]	0.26	[c,f]	1.68	[c]	9	[b]
	5/31/18		9.92	0.21		0.49		0.70	(0.28)	(0.33)	(0.61)	10.01	6.96	235,104		0.27	[e]	0.15	[e]	2.04		19
	5/31/17		9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577		0.27	[e]	0.15	[e]	1.97		25
	5/31/16		10.52	0.18		(0.31)		(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814		0.27	[e]	0.15	[e]	1.87		18
	5/31/15		10.77	0.18		0.39		0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27	[e]	0.15	[e]	1.69		16
	5/31/14		10.42	0.18		0.93		1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28	[e]	0.15	[e]	1.72		20
Retirement Class:	11/30/18	#	12.37	0.10		(0.36)		(0.26)	—	—	—	12.11	(2.02)[b]	583,283		0.48	[c,f]	0.36	[c,f]	1.57	[c]	9	[b]
	5/31/18		12.12	0.24		0.60		0.84	(0.26)	(0.33)	(0.59)	12.37	6.87	635,454		0.37	[e]	0.25	[e]	1.93		19
	5/31/17		11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089		0.37	[e]	0.25	[e]	1.86		25
	5/31/16		12.53	0.21		(0.38)		(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990		0.42	[e]	0.25	[e]	1.76		18
	5/31/15		12.66	0.20		0.47		0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42	[e]	0.25	[e]	1.60		16
	5/31/14		12.14	0.19		1.07		1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43	[e]	0.25	[e]	1.55		20

74	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Institutional Class:	11/30/18	#	$10.43	$0.09		$(0.33)		$(0.24)	$ —	$ —	$ —	$10.19	(2.21)%[b]	$2,146,068		0.23%[c,f]		0.12%[c,f]		1.63%[c]		9%[b]
	5/31/18		10.22	0.22		0.61		0.83	(0.30)	(0.32)	(0.62)	10.43	8.07	2,188,054		0.11	[e]	0.00	[e]	2.11		17
	5/31/17		9.77	0.20		0.88		1.08	(0.25)	(0.38)	(0.63)	10.22	11.57	1,894,346		0.11	[e]	0.00	[e]	2.04		21
	5/31/16		10.72	0.20		(0.36)		(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819		0.12	[e]	0.00	[e]	1.98		14
	5/31/15		10.86	0.19		0.47		0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12	[e]	0.00	[e]	1.80		13
	5/31/14		10.36	0.19		1.05		1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13	[e]	0.00	[e]	1.76		15
Advisor Class:	11/30/18	#	10.42	0.08		(0.31)		(0.23)	—	—	—	10.19	(2.21)[b]	201		0.26	[c,f]	0.14	[c,f]	1.61	[c]	9	[b]
	5/31/18		10.21	0.19		0.64		0.83	(0.30)	(0.32)	(0.62)	10.42	8.17	226		0.17	[e]	0.06	[e]	1.85		17
	5/31/17		9.76	0.21		0.87		1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107		0.13	[e]	0.02	[e]	2.06		21
	5/31/16‡		10.48	0.07		(0.01)		0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102		0.14	[c,e]	0.03	[c,e]	1.43	[c]	14
Premier Class:	11/30/18	#	10.40	0.08		(0.32)		(0.24)	—	—	—	10.16	(2.21)[b]	450,196		0.38	[c,f]	0.27	[c,f]	1.48	[c]	9	[b]
	5/31/18		10.19	0.21		0.61		0.82	(0.29)	(0.32)	(0.61)	10.40	7.94	503,806		0.26	[e]	0.15	[e]	1.97		17
	5/31/17		9.74	0.19		0.87		1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388		0.26	[e]	0.15	[e]	1.90		21
	5/31/16		10.69	0.18		(0.36)		(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819		0.27	[e]	0.15	[e]	1.83		14
	5/31/15		10.84	0.18		0.45		0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27	[e]	0.15	[e]	1.67		13
	5/31/14		10.34	0.18		1.04		1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28	[e]	0.15	[e]	1.70		15
Retirement Class:	11/30/18	#	13.10	0.09		(0.40)		(0.31)	—	—	—	12.79	(2.37)[b]	1,074,038		0.48	[c,f]	0.37	[c,f]	1.38	[c]	9	[b]
	5/31/18		12.69	0.24		0.76		1.00	(0.27)	(0.32)	(0.59)	13.10	7.89	1,146,465		0.36	[e]	0.25	[e]	1.86		17
	5/31/17		11.98	0.22		1.09		1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160		0.36	[e]	0.25	[e]	1.80		21
	5/31/16		12.96	0.21		(0.44)		(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003		0.42	[e]	0.25	[e]	1.73		14
	5/31/15		12.97	0.20		0.56		0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42	[e]	0.25	[e]	1.56		13
	5/31/14		12.24	0.19		1.25		1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43	[e]	0.25	[e]	1.50		15

LIFECYCLE 2025 FUND
Institutional Class:	11/30/18	#	10.68	0.07		(0.35)		(0.28)	—	—	—	10.40	(2.62)[b]	2,620,761		0.24	[c,f]	0.13	[c,f]	1.36	[c]	8	[b]
	5/31/18		10.33	0.21		0.75		0.96	(0.30)	(0.31)	(0.61)	10.68	9.46	2,580,691		0.11	[e]	0.00	[e]	2.00		16
	5/31/17		9.76	0.20		1.01		1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802		0.11	[e]	0.00	[e]	1.97		20
	5/31/16		10.81	0.19		(0.43)		(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946		0.12	[e]	0.00	[e]	1.96		11
	5/31/15		10.90	0.19		0.53		0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12	[e]	0.00	[e]	1.79		12
	5/31/14		10.29	0.18		1.19		1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13	[e]	0.00	[e]	1.73		12
Advisor Class:	11/30/18	#	10.68	0.07		(0.36)		(0.29)	—	—	—	10.39	(2.62)[b]	129		0.28	[c,f]	0.16	[c,f]	1.32	[c]	8	[b]
	5/31/18		10.33	0.21		0.75		0.96	(0.30)	(0.31)	(0.61)	10.68	9.30	133		0.17	[e]	0.05	[e]	1.96		16
	5/31/17		9.76	0.20		1.00		1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125		0.15	[e]	0.04	[e]	1.97		20
	5/31/16	‡	10.54	0.06		(0.03)		0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102		0.14	[c,e]	0.02	[c,e]	1.31	[c]	11
Premier Class:	11/30/18	#	10.63	0.06		(0.35)		(0.29)	—	—	—	10.34	(2.64)[b]	530,253		0.39	[c,f]	0.27	[c,f]	1.21	[c]	8	[b]
	5/31/18		10.28	0.20		0.75		0.95	(0.29)	(0.31)	(0.60)	10.63	9.24	573,643		0.26	[e]	0.15	[e]	1.86		16
	5/31/17		9.72	0.18		1.00		1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869		0.26	[e]	0.15	[e]	1.84		20
	5/31/16		10.76	0.18		(0.42)		(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798		0.27	[e]	0.15	[e]	1.82		11
	5/31/15		10.86	0.18		0.51		0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27	[e]	0.15	[e]	1.63		12
	5/31/14		10.26	0.18		1.16		1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28	[e]	0.15	[e]	1.67		12
Retirement Class:	11/30/18	#	13.57	0.08		(0.46)		(0.38)	—	—	—	13.19	(2.73)[b]	1,167,228		0.49	[c,f]	0.37	[c,f]	1.11	[c]	8	[b]
	5/31/18		12.97	0.24		0.94		1.18	(0.27)	(0.31)	(0.58)	13.57	9.12	1,220,041		0.36	[e]	0.25	[e]	1.75		16
	5/31/17		12.10	0.22		1.26		1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361		0.36	[e]	0.25	[e]	1.74		20
	5/31/16		13.19	0.21		(0.52)		(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951		0.42	[e]	0.25	[e]	1.71		11
	5/31/15		13.13	0.20		0.63		0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42	[e]	0.25	[e]	1.54		12
	5/31/14		12.25	0.19		1.42		1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43	[e]	0.25	[e]	1.47		12

76	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2030 FUND
Institutional Class:	11/30/18	#	$10.78	$0.06		$(0.38)	$(0.32)	$ —	$ —	$ —	$10.46	(2.97)%[b]	$2,650,073		0.24%[c,f]		0.13%[c,f]		1.09%[c]		9%[b]
	5/31/18		10.33	0.20		0.90	1.10	(0.31)	(0.34)	(0.65)	10.78	10.76	2,626,467		0.11	[e]	0.00	[e]	1.89		12
	5/31/17		9.68	0.19		1.12	1.31	(0.23)	(0.43)	(0.66)	10.33	14.06	2,139,891		0.11	[e]	0.00	[e]	1.90		20
	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12	[e]	0.00	[e]	1.93		12
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12	[e]	0.00	[e]	1.77		11
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13	[e]	0.00	[e]	1.69		11
Advisor Class:	11/30/18	#	10.78	0.06		(0.39)	(0.33)	—	—	—	10.45	(3.06)[b]	122		0.32	[c,f]	0.20	[c,f]	1.02	[c]	9	[b]
	5/31/18		10.34	0.20		0.89	1.09	(0.31)	(0.34)	(0.65)	10.78	10.63	124		0.15	[e]	0.04	[e]	1.88		12
	5/31/17		9.68	0.19		1.12	1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13	[e]	0.02	[e]	1.92		20
	5/31/16‡		10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c,e]	0.03	[c,e]	1.19	[c]	12
Premier Class:	11/30/18	#	10.73	0.05		(0.39)	(0.34)	—	—	—	10.39	(3.08)[b]	535,109		0.39	[c,f]	0.28	[c,f]	0.95	[c]	9	[b]
	5/31/18		10.28	0.19		0.89	1.08	(0.29)	(0.34)	(0.63)	10.73	10.56	585,462		0.26	[e]	0.15	[e]	1.76		12
	5/31/17		9.64	0.17		1.11	1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26	[e]	0.15	[e]	1.76		20
	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27	[e]	0.15	[e]	1.80		12
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27	[e]	0.15	[e]	1.62		11
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28	[e]	0.15	[e]	1.65		11
Retirement Class:	11/30/18	#	13.96	0.06		(0.50)	(0.44)	—	—	—	13.52	(3.15)[b]	1,084,725		0.49	[c,f]	0.38	[c,f]	0.84	[c]	9	[b]
	5/31/18		13.21	0.23		1.14	1.37	(0.28)	(0.34)	(0.62)	13.96	10.43	1,139,069		0.36	[e]	0.25	[e]	1.64		12
	5/31/17		12.20	0.21		1.43	1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36	[e]	0.25	[e]	1.66		20
	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42	[e]	0.25	[e]	1.69		12
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42	[e]	0.25	[e]	1.52		11
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43	[e]	0.25	[e]	1.41		11

LIFECYCLE 2035 FUND
Institutional Class:	11/30/18	#	10.99	0.04		(0.42)	(0.38)	—	—	—	10.61	(3.46)[b]	2,763,034		0.25	[c,f]	0.13	[c,f]	0.81	[c]	7	[b]
	5/31/18		10.44	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.99	11.98	2,729,789		0.11	[e]	0.00	[e]	1.76		13
	5/31/17		9.68	0.18		1.24	1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11	[e]	0.00	[e]	1.79		21
	5/31/16		10.92	0.18		(0.55)	(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12	[e]	0.00	[e]	1.82		11
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12	[e]	0.00	[e]	1.67		11
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13	[e]	0.00	[e]	1.58		10
Advisor Class:	11/30/18	#	10.98	0.04		(0.41)	(0.37)	—	—	—	10.61	(3.37)[b]	116		0.27	[c,f]	0.16	[c,f]	0.79	[c]	7	[b]
	5/31/18		10.43	0.19		1.04	1.23	(0.31)	(0.37)	(0.68)	10.98	11.96	121		0.15	[e]	0.04	[e]	1.74		13
	5/31/17		9.68	0.18		1.23	1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13	[e]	0.02	[e]	1.82		21
	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c,e]	0.03	[c,e]	0.99	[c]	11
Premier Class:	11/30/18	#	10.95	0.04		(0.42)	(0.38)	—	—	—	10.57	(3.47)[b]	583,290		0.39	[c,f]	0.28	[c,f]	0.67	[c]	7	[b]
	5/31/18		10.41	0.18		1.03	1.21	(0.30)	(0.37)	(0.67)	10.95	11.76	627,471		0.26	[e]	0.15	[e]	1.63		13
	5/31/17		9.65	0.16		1.25	1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26	[e]	0.15	[e]	1.65		21
	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27	[e]	0.15	[e]	1.68		11
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27	[e]	0.15	[e]	1.52		11
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28	[e]	0.15	[e]	1.56		10
Retirement Class:	11/30/18	#	14.50	0.04		(0.55)	(0.51)	—	—	—	13.99	(3.52)[b]	994,425		0.49	[c,f]	0.38	[c,f]	0.57	[c]	7	[b]
	5/31/18		13.58	0.22		1.35	1.57	(0.28)	(0.37)	(0.65)	14.50	11.67	1,038,703		0.36	[e]	0.25	[e]	1.51		13
	5/31/17		12.40	0.20		1.61	1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36	[e]	0.25	[e]	1.55		21
	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42	[e]	0.25	[e]	1.58		11
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42	[e]	0.25	[e]	1.43		11
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43	[e]	0.25	[e]	1.31		10

78	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2040 FUND
Institutional Class:	11/30/18	#	$11.15	$0.03		$(0.46)	$(0.43)	$ —	$ —	$ —	$10.72	(3.86)%[b]	$3,302,432		0.25%[c,f]		0.13%[c,f]		0.52%[c]		8%[b]
	5/31/18		10.51	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.15	13.28	3,322,450		0.11	[e]	0.00	[e]	1.60		14
	5/31/17		9.67	0.17		1.37	1.54	(0.19)	(0.51)	(0.70)	10.51	16.65	2,799,289		0.11	[e]	0.00	[e]	1.67		25
	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11	[e]	0.00	[e]	1.70		11
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12	[e]	0.00	[e]	1.60		11
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12	[e]	0.00	[e]	1.51		9
Advisor Class:	11/30/18	#	11.14	0.03		(0.46)	(0.43)	—	—	—	10.71	(3.86)[b]	138		0.28	[c,f]	0.17	[c,f]	0.49	[c]	8	[b]
	5/31/18		10.50	0.18		1.20	1.38	(0.32)	(0.42)	(0.74)	11.14	13.27	117		0.14	[e]	0.03	[e]	1.62		14
	5/31/17		9.67	0.17		1.36	1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13	[e]	0.02	[e]	1.70		25
	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c,e]	0.03	[c,e]	0.78	[c]	11
Premier Class:	11/30/18	#	11.11	0.02		(0.45)	(0.43)	—	—	—	10.68	(3.87)[b]	725,688		0.39	[c,f]	0.28	[c,f]	0.37	[c]	8	[b]
	5/31/18		10.47	0.16		1.20	1.36	(0.30)	(0.42)	(0.72)	11.11	13.17	781,576		0.26	[e]	0.15	[e]	1.48		14
	5/31/17		9.65	0.15		1.36	1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26	[e]	0.15	[e]	1.52		25
	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26	[e]	0.15	[e]	1.56		11
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27	[e]	0.15	[e]	1.47		11
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27	[e]	0.15	[e]	1.50		9
Retirement Class:	11/30/18	#	15.03	0.02		(0.61)	(0.59)	—	—	—	14.44	(3.93)[b]	1,209,409		0.49	[c,f]	0.38	[c,f]	0.27	[c]	8	[b]
	5/31/18		13.93	0.20		1.60	1.80	(0.28)	(0.42)	(0.70)	15.03	13.05	1,283,032		0.36	[e]	0.25	[e]	1.36		14
	5/31/17		12.61	0.19		1.80	1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36	[e]	0.25	[e]	1.43		25
	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41	[e]	0.25	[e]	1.47		11
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42	[e]	0.25	[e]	1.36		11
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42	[e]	0.25	[e]	1.23		9

LIFECYCLE 2045 FUND
Institutional Class:	11/30/18	#	12.88	0.02		(0.55)	(0.53)	—	—	—	12.35	(4.11)[b]	1,820,447		0.25	[c,f]	0.14	[c,f]	0.31	[c]	5	[b]
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.96	1,756,138		0.11	[e]	0.00	[e]	1.52		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12	[e]	0.00	[e]	1.61		23
	5/31/16		11.44	0.18		(0.63)	(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12	[e]	0.00	[e]	1.68		8
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13	[e]	0.00	[e]	1.59		8
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14	[e]	0.00	[e]	1.51		6
Advisor Class:	11/30/18	#	12.88	0.02		(0.54)	(0.52)	—	—	—	12.36	(4.04)[b]	121		0.26	[c,f]	0.14	[c,f]	0.31	[c]	5	[b]
	5/31/18		11.73	0.19		1.44	1.63	(0.37)	(0.11)	(0.48)	12.88	13.94	126		0.12	[e]	0.01	[e]	1.53		11
	5/31/17		10.42	0.18		1.55	1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13	[e]	0.01	[e]	1.64		23
	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c,e]	0.03	[c,e]	0.73	[c]	8
Premier Class:	11/30/18	#	12.82	0.01		(0.55)	(0.54)	—	—	—	12.28	(4.21)[b]	432,069		0.40	[c,f]	0.28	[c,f]	0.17	[c]	5	[b]
	5/31/18		11.68	0.17		1.43	1.60	(0.35)	(0.11)	(0.46)	12.82	13.78	451,707		0.26	[e]	0.15	[e]	1.39		11
	5/31/17		10.38	0.16		1.55	1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27	[e]	0.15	[e]	1.47		23
	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27	[e]	0.15	[e]	1.55		8
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28	[e]	0.15	[e]	1.47		8
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29	[e]	0.15	[e]	1.48		6
Retirement Class:	11/30/18	#	12.78	0.00	[d]	(0.54)	(0.54)	—	—	—	12.24	(4.23)[b]	597,510		0.50	[c,f]	0.39	[c,f]	0.07	[c]	5	[b]
	5/31/18		11.65	0.16		1.42	1.58	(0.34)	(0.11)	(0.45)	12.78	13.62	609,733		0.36	[e]	0.25	[e]	1.27		11
	5/31/17		10.35	0.15		1.55	1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37	[e]	0.25	[e]	1.38		23
	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42	[e]	0.25	[e]	1.45		8
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43	[e]	0.25	[e]	1.37		8
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44	[e]	0.25	[e]	1.23		6

80	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	81

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2050 FUND
Institutional Class:	11/30/18	#	$12.95	$0.02		$(0.56)	$(0.54)	$ —	$ —	$ —	$12.41	(4.17)%[b]	$1,174,944		0.26%[c,f]		0.14%[c,f]		0.27%[c]		6%[b]
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.16	1,131,187		0.12	[e]	0.00	[e]	1.49		10
	5/31/17		10.42	0.17		1.59	1.76	(0.14)	(0.27)	(0.41)	11.77	17.29	819,879		0.12	[e]	0.00	[e]	1.59		22
	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13	[e]	0.00	[e]	1.66		9
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13	[e]	0.00	[e]	1.59		7
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15	[e]	0.00	[e]	1.51		6
Advisor Class:	11/30/18	#	12.95	0.02		(0.56)	(0.54)	—	—	—	12.41	(4.17)[b]	122		0.26	[c,f]	0.14	[c,f]	0.27	[c]	6	[b]
	5/31/18		11.77	0.19		1.47	1.66	(0.37)	(0.11)	(0.48)	12.95	14.15	127		0.13	[e]	0.01	[e]	1.50		10
	5/31/17		10.42	0.18		1.58	1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14	[e]	0.01	[e]	1.62		22
	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c,e]	0.03	[c,e]	0.70	[c]	9
Premier Class:	11/30/18	#	12.89	0.01		(0.55)	(0.54)	—	—	—	12.35	(4.19)[b]	308,783		0.40	[c,f]	0.29	[c,f]	0.13	[c]	6	[b]
	5/31/18		11.72	0.17		1.46	1.63	(0.35)	(0.11)	(0.46)	12.89	13.99	319,950		0.27	[e]	0.15	[e]	1.37		10
	5/31/17		10.39	0.16		1.57	1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27	[e]	0.15	[e]	1.45		22
	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28	[e]	0.15	[e]	1.53		9
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28	[e]	0.15	[e]	1.51		7
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30	[e]	0.15	[e]	1.47		6
Retirement Class:	11/30/18	#	12.85	0.00	[d]	(0.55)	(0.55)	—	—	—	12.30	(4.28)[b]	391,310		0.51	[c,f]	0.39	[c,f]	0.03	[c]	6	[b]
	5/31/18		11.68	0.16		1.46	1.62	(0.34)	(0.11)	(0.45)	12.85	13.93	396,498		0.37	[e]	0.25	[e]	1.25		10
	5/31/17		10.35	0.15		1.57	1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37	[e]	0.25	[e]	1.35		22
	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43	[e]	0.25	[e]	1.44		9
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43	[e]	0.25	[e]	1.35		7
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45	[e]	0.25	[e]	1.23		6

LIFECYCLE 2055 FUND
Institutional Class:	11/30/18	#	14.69	0.02		(0.64)	(0.62)	—	—	—	14.07	(4.22)[b]	348,426		0.28	[c,f]	0.14	[c,f]	0.23	[c]	5	[b]
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.29	307,441		0.14	[e]	0.00	[e]	1.45		9
	5/31/17		11.72	0.19		1.82	2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16	[e]	0.00	[e]	1.56		18
	5/31/16		12.77	0.19		(0.67)	(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19	[e]	0.00	[e]	1.62		24
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21	[e]	0.00	[e]	1.58		9
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32	[e]	0.00	[e]	1.49		10
Advisor Class:	11/30/18	#	14.69	0.02		(0.64)	(0.62)	—	—	—	14.07	(4.22)[b]	123		0.28	[c,f]	0.14	[c,f]	0.23	[c]	5	[b]
	5/31/18		13.31	0.21		1.67	1.88	(0.39)	(0.11)	(0.50)	14.69	14.28	128		0.15	[e]	0.01	[e]	1.47		9
	5/31/17		11.72	0.20		1.80	2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18	[e]	0.02	[e]	1.59		18
	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c,e]	0.03	[c,e]	0.67	[c]	24
Premier Class:	11/30/18	#	14.63	0.01		(0.63)	(0.62)	—	—	—	14.01	(4.24)[b]	122,390		0.43	[c,f]	0.29	[c,f]	0.08	[c]	5	[b]
	5/31/18		13.26	0.19		1.67	1.86	(0.38)	(0.11)	(0.49)	14.63	14.13	118,351		0.29	[e]	0.15	[e]	1.35		9
	5/31/17		11.68	0.17		1.81	1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31	[e]	0.15	[e]	1.42		18
	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34	[e]	0.15	[e]	1.49		24
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36	[e]	0.15	[e]	1.47		9
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47	[e]	0.15	[e]	1.65		10
Retirement Class:	11/30/18	#	14.63	(0.00)[d]		(0.63)	(0.63)	—	—	—	14.00	(4.31)[b]	143,280		0.53	[c,f]	0.39	[c,f]	(0.02)[c]		5	[b]
	5/31/18		13.26	0.17		1.67	1.84	(0.36)	(0.11)	(0.47)	14.63	14.03	137,389		0.39	[e]	0.25	[e]	1.22		9
	5/31/17		11.69	0.16		1.80	1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41	[e]	0.25	[e]	1.31		18
	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49	[e]	0.25	[e]	1.33		24
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51	[e]	0.25	[e]	1.35		9
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62	[e]	0.25	[e]	1.26		10

82	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	83

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses		expenses		(loss	)	rate

LIFECYCLE 2060 FUND
Institutional Class:	11/30/18	#	$12.02	$0.01		$(0.52)	$(0.51)	$ —	$ —	$ —	$11.51	(4.24)%[b]	$71,736		0.42%[c,f]		0.15%[c,f]		0.18%[c]		17%[b]
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.51	58,836		0.34	[e]	0.00	[e]	1.39		37
	5/31/17		9.51	0.14		1.50	1.64	(0.14)	(0.20)	(0.34)	10.81	17.52	19,932		0.75	[e]	0.00	[e]	1.44		79
	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15	[e]	0.00	[e]	1.67		54
	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622		1.64	[c,e]	0.00	[c,e]	2.06	[c]	12	[b]
Advisor Class:	11/30/18	#	12.02	0.01		(0.52)	(0.51)	—	—	—	11.51	(4.24)[b]	127		0.43	[c,f]	0.16	[c,f]	0.17	[c]	17	[b]
	5/31/18		10.81	0.16		1.39	1.55	(0.29)	(0.05)	(0.34)	12.02	14.47	133		0.38	[e]	0.04	[e]	1.41		37
	5/31/17		9.51	0.15		1.48	1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77	[e]	0.03	[e]	1.53		79
	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c,e]	0.02	[c,e]	0.65	[c]	54
Premier Class:	11/30/18	#	12.00	0.00	[d]	(0.52)	(0.52)	—	—	—	11.48	(4.33)[b]	15,709		0.56	[c,f]	0.30	[c,f]	0.04	[c]	17	[b]
	5/31/18		10.80	0.15		1.38	1.53	(0.28)	(0.05)	(0.33)	12.00	14.32	13,028		0.49	[e]	0.15	[e]	1.30		37
	5/31/17		9.50	0.13		1.49	1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90	[e]	0.15	[e]	1.32		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30	[e]	0.15	[e]	1.52		54
	5/31/15	^	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686		1.82	[c,e]	0.15	[c,e]	1.92	[c]	12	[b]
Retirement Class:	11/30/18	#	11.99	(0.00)[d]		(0.53)	(0.53)	—	—	—	11.46	(4.42)[b]	25,880		0.66	[c,f]	0.39	[c,f]	(0.05	)c	17	[b]
	5/31/18		10.79	0.13		1.39	1.52	(0.27)	(0.05)	(0.32)	11.99	14.24	24,314		0.59	[e]	0.25	[e]	1.07		37
	5/31/17		9.50	0.12		1.49	1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00	[e]	0.25	[e]	1.20		79
	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45	[e]	0.25	[e]	1.55		54
	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165		1.99	[c,e]	0.25	[c,e]	1.77	[c]	12	[b]
#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Funds expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
[j]	Short-term and Long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

84	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	85

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as

86	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	87

Notes to financial statements (unaudited)

accounting pronouncement for this semi-annual report. This implementation did not have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit were implemented by the December 1, 2018 compliance date. This portion of the implementation will not have a material impact on the Fund’s financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule is effective November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

88	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(5,022,548)	$(19,032,957)	$(29,452,291)	$(57,713,711)	$(66,885,938)	$68,293,172)
Advisor Class	(2,954)	(3,104)	(3,089)	(5,761)	(3,471)	(3,487)
Premier Class	(948,986)	(3,983,375)	(6,861,024)	(14,228,865)	(16,202,926)	(16,376,963)
Retirement Class	(4,475,467)	(9,063,524)	(13,675,235)	(23,817,520)	(24,293,889)	(22,195,414)
Retail Class	(2,683,624)	—	—	—	—	—
From realized gains:
Institutional Class	(1,514,281)	(13,438,701)	(32,943,840)	(61,100,504)	(68,888,629)	(74,962,470)
Advisor Class	(904)	(2,203)	(3,493)	(6,115)	(3,641)	(3,861)
Premier Class	(304,101)	(2,971,165)	(8,101,884)	(15,880,043)	(17,578,573)	(18,908,710)
Retirement Class	(1,503,163)	(7,161,759)	(17,183,585)	(28,268,703)	(28,022,340)	(27,301,954)
Retail Class	(898,848)	—	—	—	—	—
Total distributions	$(17,354,876)	$(55,656,788)	$(108,224,441)	$(201,021,222)	$(221,879,407)	$(228,046,031)

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(71,013,152)	$(87,240,107)	$(46,038,357)	$(28,460,318)	$(6,640,332)	$(949,266)
Advisor Class	(3,402)	(3,356)	(3,595)	(3,582)	(3,433)	(3,211)
Premier Class	(17,480,037)	(21,899,149)	(12,530,339)	(8,689,645)	(2,855,400)	(246,351)
Retirement Class	(19,692,567)	(23,715,503)	(15,966,295)	(10,202,080)	(3,135,070)	(367,250)
From realized gains:
Institutional Class	(84,219,852)	(115,522,978)	(13,234,654)	(8,320,936)	(1,913,886)	(174,208)
Advisor Class	(4,079)	(4,473)	(1,038)	(1,052)	(994)	(597)
Premier Class	(21,797,078)	(30,505,938)	(3,773,812)	(2,661,235)	(861,175)	(47,071)
Retirement Class	(26,248,768)	(35,359,127)	(4,978,894)	(3,233,850)	(978,694)	(72,705)
Total distributions	$(240,458,935)	$(314,250,631)	$(96,526,984)	$(61,572,698)	$(16,388,984)	$(1,860,659)

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets was disclosed:

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
Undistributed net investment income (loss) included in net assets	$1,409,235	$8,124,829	$11,975,929	$21,610,750	$21,302,334	$17,389,393

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	89

Notes to financial statements (unaudited)

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
Undistributed net investment income (loss) included in net assets	$13,765,900	$11,162,006	$4,001,746	$2,297,604	$560,241	$74,128

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

90	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

The following table summarizes the market value of the Funds’ investments as of November 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$499,091,321	$—	$—	$—	$499,091,321
TIAA-CREF Real Property Fund LP	—	—	—	23,576,618	23,576,618
Total	$499,091,321	$—	$—	$23,576,618	$522,667,939
Lifecycle 2010
Registered investment companies	$1,147,711,446	$—	$—	$—	$1,147,711,446
TIAA-CREF Real Property Fund LP	—	—	—	53,427,575	53,427,575
Total	$1,147,711,446	$—	$—	$53,427,575	$1,201,139,021
Lifecycle 2015
Registered investment companies	$1,744,147,995	$—	$—	$—	$1,744,147,995
TIAA-CREF Real Property Fund LP	—	—	—	81,211,698	81,211,698
Total	$1,744,147,995	$—	$—	$81,211,698	$1,825,359,693
Lifecycle 2020
Registered investment companies	$3,497,572,734	$—	$—	$—	$3,497,572,734
TIAA-CREF Real Property Fund LP	—	—	—	163,336,824	163,336,824
Total	$3,497,572,734	$—	$—	$163,336,824	$3,660,909,558
Lifecycle 2025
Registered investment companies	$4,116,971,603	$—	$—	$—	$4,116,971,603
TIAA-CREF Real Property Fund LP	—	—	—	191,657,103	191,657,103
Total	$4,116,971,603	$—	$—	$191,657,103	$4,308,628,706
Lifecycle 2030
Registered investment companies	$4,067,270,211	$—	$—	$—	$4,067,270,211
TIAA-CREF Real Property Fund LP	—	—	—	189,285,885	189,285,885
Total	$4,067,270,211	$—	$—	$189,285,885	$4,256,556,096
Lifecycle 2035
Registered investment companies	$4,135,179,188	$—	$—	$—	$4,135,179,188
TIAA-CREF Real Property Fund LP	—	—	—	192,096,907	192,096,907
Total	$4,135,179,188	$—	$—	$192,096,907	$4,327,276,095
Lifecycle 2040
Registered investment companies	$4,990,345,651	$—	$—	$—	$4,990,345,651
TIAA-CREF Real Property Fund LP	—	—	—	231,485,193	231,485,193
Total	$4,990,345,651	$—	$—	$231,485,193	$5,221,830,844
Lifecycle 2045
Registered investment companies	$2,714,942,709	$—	$—	$—	$2,714,942,709
TIAA-CREF Real Property Fund LP	—	—	—	125,710,633	125,710,633
Total	$2,714,942,709	$—	$—	$125,710,633	$2,840,653,342

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	91

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Fair value using practical expedient[a]	Total
Lifecycle 2050
Registered investment companies	$1,785,604,666	$—	$—	$—	$1,785,604,666
TIAA-CREF Real Property Fund LP	—	—	—	82,713,785	82,713,785
Total	$1,785,604,666	$—	$—	$82,713,785	$1,868,318,451
Lifecycle 2055
Registered investment companies	$584,655,068	$—	$—	$—	$584,655,068
TIAA-CREF Real Property Fund LP	—	—	—	26,969,022	26,969,022
Total	$584,655,068	$—	$—	$26,969,022	$611,624,090
Lifecycle 2060
Registered investment companies	$107,474,653	$—	$—	$—	$107,474,653
TIAA-CREF Real Property Fund LP	—	—	—	4,953,179	4,953,179
Total	$107,474,653	$—	$—	$4,953,179	$112,427,832

[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Note 3—investment adviser and affiliates

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust in which fees from the Underlying Funds were incurred indirectly. As part of the transition to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest.

Effective October 1, 2018, under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio, and the affiliated TIAA-CREF Funds management fee net of waiver and reimbursements (excluding the Class W investment management fee waiver and/or reimbursement). Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2021. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

92	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2019. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2018, there were no transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of November 30, 2018:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	9
Lifecycle 2015	—	9
Lifecycle 2020	—	11
Lifecycle 2025	—	11
Lifecycle 2030	—	11
Lifecycle 2035	—	11
Lifecycle 2040	—	11
Lifecycle 2045	—	12
Lifecycle 2050	—	16
Lifecycle 2055	—	9
Lifecycle 2060	11	9

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	93

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$110,889	$11,340	$12,437	$(260)	$(1,875)	$1,846	$107,657
Bond Plus	71,084	5,123	6,843	(292)	(1,138)	1,243	67,934
Emerging Markets Debt	10,283	2,833	1,296	(57)	(559)	288	11,204
Emerging Markets Equity	10,698	3,227	1,881	(32)	(1,267)	—	10,745
Growth & Income	29,041	2,563	3,900	1,224	(1,542)	162	27,386
High-Yield	10,893	868	2,410	19	(251)	288	9,119
Inflation-Linked Bond	54,602	4,084	5,443	43	(1,191)	830	52,095
International Bond	9,195	2,928	1,353	(4)	(120)	123	10,646
International Equity	12,966	2,811	1,399	236	(2,460)	—	12,154
International Opportunities	12,773	1,991	1,124	163	(1,793)	—	12,010
Large-Cap Growth	27,393	2,419	5,990	2,207	(2,235)	—	23,794
Large-Cap Value	24,537	4,143	3,259	745	(1,411)	—	24,755
Quant International Equity	17,578	1,838	3,107	498	(2,082)	—	14,725
Quant International Small-Cap Equity	8,507	1,099	618	(22)	(1,367)	—	7,599
Quant Large-Cap Growth	23,854	1,936	4,929	1,294	(1,187)	—	20,968
Quant Large-Cap Value	21,504	3,176	3,353	553	(56)	—	21,824
Quant Small-Cap Equity	8,374	766	1,641	535	(935)	—	7,099
Quant Small/Mid-Cap Equity	6,191	545	1,256	242	(394)	—	5,328
Short-Term Bond	57,257	5,254	10,180	(14)	(267)	739	52,050
TIAA-CREF Real Property Fund LPa	18,923	5,084	1,056	27	598	334	23,576
	$546,542	$64,028	$73,475	$7,105	$(21,532)	$5,853	$522,668

94	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$251,589	$23,029	$24,790	$(649)	$(4,084)	$4,121	$245,095
Bond Plus	161,327	7,035	10,544	(456)	(2,729)	2,775	154,633
Emerging Markets Debt	23,319	5,981	2,367	(100)	(1,290)	644	25,543
Emerging Markets Equity	25,722	6,020	2,967	49	(3,115)	—	25,709
Growth & Income	70,494	4,722	8,585	2,262	(2,991)	384	65,902
High-Yield	24,642	1,189	4,577	(99)	(426)	642	20,729
Inflation-Linked Bond	114,639	8,351	8,832	(20)	(2,345)	1,724	111,793
International Bond	20,803	6,132	2,361	(11)	(261)	272	24,302
International Equity	31,414	5,728	2,584	241	(5,526)	—	29,273
International Opportunities	30,981	3,802	1,967	161	(4,045)	—	28,932
Large-Cap Growth	66,384	4,197	13,282	6,828	(6,883)	—	57,244
Large-Cap Value	59,555	8,096	6,521	983	(2,561)	—	59,552
Quant International Equity	42,315	3,278	6,105	579	(4,352)	—	35,715
Quant International Small-Cap Equity	20,611	2,206	1,280	(43)	(3,268)	—	18,226
Quant Large-Cap Growth	57,894	2,493	9,968	3,131	(2,853)	—	50,697
Quant Large-Cap Value	52,128	5,469	6,041	546	640	—	52,742
Quant Small-Cap Equity	20,327	1,690	3,978	1,104	(2,044)	—	17,099
Quant Small/Mid-Cap Equity	15,019	942	2,791	599	(957)	—	12,812
Short-Term Bond	120,585	10,224	18,508	96	(684)	1,546	111,713
TIAA-CREF Real Property Fund LPa	43,476	11,373	2,830	18	1,391	752	53,428
	$1,253,224	$121,957	$140,878	$15,219	$(48,383)	$12,860	$1,201,139

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	95

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$377,792	$30,306	$38,050	$(1,854)	$(5,223)	$6,154	$362,971
Bond Plus	242,603	7,112	16,013	(678)	(4,086)	4,154	228,938
Emerging Markets Debt	35,198	8,816	4,039	(95)	(1,983)	964	37,897
Emerging Markets Equity	44,310	9,175	4,623	(335)	(4,952)	—	43,575
Growth & Income	122,720	6,310	14,344	3,810	(5,001)	671	113,495
High-Yield	37,143	1,340	7,132	(282)	(492)	958	30,577
Inflation-Linked Bond	138,161	9,505	11,249	(632)	(2,222)	2,082	133,563
International Bond	31,114	9,025	3,648	(47)	(359)	406	36,085
International Equity	54,832	7,192	2,534	74	(9,154)	—	50,410
International Opportunities	53,894	5,588	3,015	557	(7,290)	—	49,734
Large-Cap Growth	115,828	4,777	22,043	7,177	(7,156)	—	98,583
Large-Cap Value	103,864	11,541	10,287	1,851	(4,515)	—	102,454
Quant International Equity	72,695	4,246	9,076	468	(6,946)	—	61,387
Quant International Small-Cap Equity	35,885	3,275	1,944	129	(5,892)	—	31,453
Quant Large-Cap Growth	100,912	3,578	17,885	4,410	(3,852)	—	87,163
Quant Large-Cap Value	90,874	8,281	10,368	1,098	995	—	90,880
Quant Small-Cap Equity	35,460	1,680	6,088	793	(2,399)	—	29,446
Quant Small/Mid-Cap Equity	26,185	1,056	4,588	1,112	(1,712)	—	22,053
Short-Term Bond	147,712	12,686	26,198	(222)	(494)	1,879	133,484
TIAA-CREF Real Property Fund LPa	67,051	16,328	4,329	214	1,948	1,155	81,212
	$1,934,233	$161,817	$217,453	$17,548	$(70,785)	$18,423	$1,825,360

96	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$696,335	$64,980	$64,652	$(3,117)	$(10,135)	$11,476	$683,411
Bond Plus	448,046	19,055	25,410	(1,185)	(7,758)	7,755	432,748
Emerging Markets Debt	64,775	18,483	7,540	(176)	(3,713)	1,800	71,829
Emerging Markets Equity	99,742	20,592	9,399	(137)	(11,733)	—	99,065
Growth & Income	279,519	10,550	26,722	8,656	(11,579)	1,532	260,424
High-Yield	68,670	3,548	13,705	(461)	(1,004)	1,773	57,048
Inflation-Linked Bond	196,935	15,866	13,912	(913)	(3,211)	2,991	194,765
International Bond	56,480	18,361	6,351	(82)	(677)	755	67,731
International Equity	124,616	17,981	5,335	115	(21,072)	—	116,305
International Opportunities	122,735	12,141	5,561	1,319	(16,772)	—	113,862
Large-Cap Growth	263,630	10,260	45,952	15,285	(15,465)	—	227,758
Large-Cap Value	236,335	24,823	18,774	4,061	(10,362)	—	236,083
Quant International Equity	163,323	8,390	15,795	1,122	(15,937)	—	141,103
Quant International Small-Cap Equity	81,733	6,571	2,567	201	(13,389)	—	72,549
Quant Large-Cap Growth	229,657	4,203	34,802	8,805	(7,638)	—	200,225
Quant Large-Cap Value	206,888	15,156	17,349	1,925	2,779	—	209,399
Quant Small-Cap Equity	80,767	3,318	12,455	1,891	(5,639)	—	67,882
Quant Small/Mid-Cap Equity	59,622	1,929	9,420	2,298	(3,733)	—	50,696
Short-Term Bond	215,556	22,289	42,103	(324)	(728)	2,760	194,690
TIAA-CREF Real Property Fund LPa	132,820	32,539	6,329	331	3,976	2,300	163,337
	$3,828,184	$331,035	$384,133	$39,614	$(153,790)	$33,142	$3,660,910

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	97

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$685,293	$88,259	$65,807	$(3,339)	$(9,999)	$11,553	$694,407
Bond Plus	443,692	29,809	24,471	(1,680)	(7,379)	7,835	439,971
Emerging Markets Debt	64,386	20,154	5,827	(257)	(3,707)	1,850	74,749
Emerging Markets Equity	131,483	30,654	10,452	(187)	(15,924)	—	135,574
Growth & Income	373,311	18,962	24,984	9,279	(13,918)	2,090	362,650
High-Yield	67,987	4,945	14,688	(568)	(909)	1,759	56,767
Inflation-Linked Bond	137,113	17,822	8,353	(686)	(2,291)	2,144	143,605
International Bond	53,631	22,347	6,234	(100)	(665)	762	68,979
International Equity	166,279	27,469	3,218	140	(28,945)	—	161,725
International Opportunities	164,070	19,039	3,225	783	(22,179)	—	158,488
Large-Cap Growth	352,302	14,994	49,793	19,457	(20,211)	—	316,749
Large-Cap Value	315,407	39,425	17,188	4,475	(13,532)	—	328,587
Quant International Equity	214,991	16,193	14,925	1,040	(21,332)	—	195,967
Quant International Small-Cap Equity	109,094	11,725	1,826	210	(18,338)	—	100,865
Quant Large-Cap Growth	306,993	6,365	36,096	9,957	(8,565)	—	278,654
Quant Large-Cap Value	276,500	24,324	16,336	2,041	4,186	—	290,715
Quant Small-Cap Equity	107,900	4,717	12,935	2,282	(7,544)	—	94,420
Quant Small/Mid-Cap Equity	79,629	2,032	9,041	2,297	(4,331)	—	70,586
Short-Term Bond	158,662	26,415	40,777	(250)	(536)	2,067	143,514
TIAA-CREF Real Property Fund LPa	151,444	37,963	2,764	145	4,869	2,674	191,657
	$4,360,167	$463,613	$368,940	$45,039	$(191,250)	$32,734	$4,308,629

98	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$596,582	$79,424	$88,613	$(3,235)	$(8,044)	$9,828	$576,114
Bond Plus	375,215	28,700	29,123	(1,741)	(5,921)	6,594	367,130
Emerging Markets Debt	54,445	19,848	7,000	(301)	(3,103)	1,583	63,889
Emerging Markets Equity	148,981	34,299	12,410	(244)	(17,938)	—	152,688
Growth & Income	425,933	17,670	24,823	9,616	(15,031)	2,381	413,365
High-Yield	57,486	4,234	14,905	(593)	(608)	1,438	45,614
Inflation-Linked Bond	49,811	11,381	2,916	(87)	(1,053)	808	57,136
International Bond	42,673	21,720	6,692	(107)	(530)	631	57,064
International Equity	189,756	31,471	3,960	393	(33,303)	—	184,357
International Opportunities	187,367	21,409	3,547	884	(25,317)	—	180,796
Large-Cap Growth	402,224	11,150	50,872	22,794	(23,872)	—	361,424
Large-Cap Value	359,976	39,780	14,893	4,470	(14,950)	—	374,383
Quant International Equity	242,877	16,255	12,744	782	(23,947)	—	223,223
Quant International Small-Cap Equity	124,507	13,511	2,259	310	(21,000)	—	115,069
Quant Large-Cap Growth	350,319	5,450	39,190	12,011	(10,421)	—	318,169
Quant Large-Cap Value	315,520	27,067	18,403	2,669	4,446	—	331,299
Quant Small-Cap Equity	123,118	2,810	12,253	2,325	(8,322)	—	107,678
Quant Small/Mid-Cap Equity	90,870	1,267	9,035	2,390	(4,741)	—	80,751
Short-Term Bond	49,772	42,582	34,926	(74)	(233)	776	57,121
TIAA-CREF Real Property Fund LPa	150,742	34,530	953	68	4,899	2,655	189,286
	$4,338,174	$464,558	$389,517	$52,330	$(208,989)	$26,694	$4,256,556

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	99

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$455,523	$61,056	$62,278	$(2,924)	$(6,010)	$7,686	$445,367
Bond Plus	287,758	30,678	26,170	(1,728)	(4,279)	5,135	286,259
Emerging Markets Debt	41,767	18,870	5,446	(272)	(2,455)	1,273	52,464
Emerging Markets Equity	168,581	38,518	11,992	(457)	(20,431)	—	174,219
Growth & Income	485,428	16,474	19,271	7,703	(14,349)	2,740	475,985
High-Yield	44,013	4,352	14,282	(596)	(294)	1,057	33,193
International Bond	28,490	21,686	5,605	(99)	(382)	480	44,090
International Equity	216,192	35,229	1,151	(28)	(37,914)	—	212,328
International Opportunities	213,489	25,995	2,059	318	(28,587)	—	209,156
Large-Cap Growth	458,474	9,343	49,737	23,143	(24,489)	—	416,734
Large-Cap Value	410,253	46,079	12,661	3,978	(16,281)	—	431,368
Quant International Equity	274,552	18,139	9,699	579	(27,201)	—	256,370
Quant International Small-Cap Equity	141,819	16,082	1,598	26	(23,934)	—	132,395
Quant Large-Cap Growth	399,246	5,095	39,273	12,160	(10,560)	—	366,668
Quant Large-Cap Value	359,614	28,592	14,728	2,024	6,026	—	381,528
Quant Small-Cap Equity	140,362	2,898	12,169	2,562	(9,588)	—	124,065
Quant Small/Mid-Cap Equity	103,573	1,141	8,973	2,402	(5,153)	—	92,990
TIAA-CREF Real Property Fund LPa	152,406	35,476	837	88	4,964	2,702	192,097
	$4,381,540	$415,703	$297,929	$48,879	$(220,917)	$21,073	$4,327,276

100	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$313,349	$57,920	$70,258	$(2,527)	$(3,554)	$5,236	$294,930
Bond Plus	200,680	30,482	32,076	(1,793)	(2,423)	3,557	194,870
Emerging Markets Debt	29,168	19,837	5,391	(243)	(1,798)	959	41,573
Emerging Markets Equity	228,805	51,500	19,630	(621)	(27,618)	—	232,436
Growth & Income	662,582	18,041	29,545	12,048	(20,991)	3,722	642,135
High-Yield	30,644	4,369	17,586	(1,228)	755	589	16,954
International Bond	10,593	25,280	6,438	(93)	(204)	302	29,138
International Equity	295,139	44,930	2,116	41	(51,612)	—	286,382
International Opportunities	291,316	35,924	6,145	1,010	(39,225)	—	282,880
Large-Cap Growth	625,731	11,170	72,822	35,039	(36,799)	—	562,319
Large-Cap Value	559,939	55,010	17,002	5,531	(22,173)	—	581,305
Quant International Equity	372,447	22,071	12,908	944	(37,010)	—	345,544
Quant International Small-Cap Equity	193,609	20,614	3,225	135	(32,575)	—	178,558
Quant Large-Cap Growth	544,917	3,562	56,548	18,158	(15,875)	—	494,214
Quant Large-Cap Value	490,805	37,693	25,190	4,080	6,886	—	514,274
Quant Small-Cap Equity	191,474	3,709	18,333	3,733	(13,233)	—	167,350
Quant Small/Mid-Cap Equity	141,365	901	13,098	3,484	(7,168)	—	125,484
TIAA-CREF Real Property Fund LPa	186,999	40,543	2,190	228	5,905	3,291	231,485
	$5,369,562	$483,556	$410,501	$77,926	$(298,712)	$17,656	$5,221,831

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	101

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$82,483	$15,366	$30,804	$(1,519)	$15	$1,313	$65,541
Bond Plus	54,554	8,091	14,301	(576)	(545)	929	47,223
Emerging Markets Debt	7,930	6,820	1,932	(58)	(527)	286	12,233
Emerging Markets Equity	127,388	31,352	6,865	(268)	(15,710)	—	135,897
Growth & Income	368,870	20,372	7,188	456	(6,304)	2,114	376,206
High-Yield	8,358	920	7,284	456	(530)	107	1,920
International Bond	2,584	6,781	2,883	(30)	(38)	66	6,414
International Equity	164,388	33,461	635	60	(29,826)	—	167,448
International Opportunities	162,243	26,907	1,657	(71)	(22,078)	—	165,344
Large-Cap Growth	348,409	13,318	31,455	4,668	(6,400)	—	328,540
Large-Cap Value	312,139	43,754	4,570	10	(10,025)	—	341,308
Quant International Equity	201,571	23,673	2,279	82	(20,922)	—	202,125
Quant International Small-Cap Equity	107,792	15,410	6	—	(18,647)	—	104,549
Quant Large-Cap Growth	303,356	8,379	23,756	1,986	(1,297)	—	288,668
Quant Large-Cap Value	273,259	28,797	7,714	1,024	4,911	—	300,277
Quant Small-Cap Equity	106,664	4,517	7,588	783	(6,444)	—	97,932
Quant Small/Mid-Cap Equity	78,698	1,907	5,009	639	(2,918)	—	73,317
TIAA-CREF Real Property Fund LPa	97,818	25,558	947	99	3,183	1,758	125,711
	$2,808,504	$315,383	$156,873	$7,741	$(134,102)	$6,573	$2,840,653

102	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$42,000	$9,288	$19,727	$(824)	$81	$657	$30,818
Bond Plus	28,298	4,592	8,834	(343)	(235)	475	23,478
Emerging Markets Debt	4,113	3,026	917	(27)	(269)	142	5,926
Emerging Markets Equity	84,616	22,479	5,947	(331)	(10,221)	—	90,596
Growth & Income	245,104	14,928	5,202	245	(4,230)	1,402	250,845
High-Yield	4,314	422	3,454	215	(258)	64	1,239
International Bond	1,663	3,097	1,758	(22)	(9)	29	2,971
International Equity	109,306	22,870	748	7	(19,805)	—	111,630
International Opportunities	107,777	18,697	1,519	(29)	(14,721)	—	110,205
Large-Cap Growth	231,500	10,886	22,035	2,987	(4,206)	—	219,132
Large-Cap Value	207,625	31,969	5,169	(69)	(6,603)	—	227,753
Quant International Equity	132,722	17,528	1,645	38	(13,896)	—	134,747
Quant International Small-Cap Equity	71,612	10,790	308	(15)	(12,390)	—	69,689
Quant Large-Cap Growth	201,626	7,254	16,868	1,371	(1,000)	—	192,383
Quant Large-Cap Value	181,566	18,675	4,036	554	3,376	—	200,135
Quant Small-Cap Equity	70,871	3,147	5,051	613	(4,409)	—	65,171
Quant Small/Mid-Cap Equity	52,294	1,424	3,297	292	(1,827)	—	48,886
TIAA-CREF Real Property Fund LPa	64,121	17,044	604	63	2,090	1,153	82,714
	$1,841,128	$218,116	$107,119	$4,725	$(88,532)	$3,922	$1,868,318

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	103

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$9,151	$3,445	$5,992	$(197)	$38	$146	$6,445
Bond Plus	6,373	1,537	2,504	(98)	(36)	109	5,272
Emerging Markets Debt	924	657	322	(15)	(51)	30	1,193
Emerging Markets Equity	26,170	8,312	1,234	(94)	(3,272)	—	29,882
Growth & Income	75,617	10,468	1,238	11	(1,489)	446	83,369
High-Yield	980	151	699	30	(44)	18	418
International Bond	508	785	566	(5)	(1)	5	721
International Equity	33,892	9,714	141	(1)	(6,407)	—	37,057
International Opportunities	33,247	8,981	734	30	(4,815)	—	36,709
Large-Cap Growth	71,396	7,842	6,106	449	(1,016)	—	72,565
Large-Cap Value	64,055	14,905	1,181	(27)	(2,243)	—	75,509
Quant International Equity	40,620	8,964	393	(14)	(4,492)	—	44,685
Quant International Small-Cap Equity	22,180	4,956	48	(5)	(3,984)	—	23,099
Quant Large-Cap Growth	62,202	5,911	4,467	96	(167)	—	63,575
Quant Large-Cap Value	55,982	9,527	421	16	1,167	—	66,271
Quant Small-Cap Equity	21,861	2,211	1,151	39	(1,308)	—	21,652
Quant Small/Mid-Cap Equity	16,137	1,254	620	10	(548)	—	16,233
TIAA-CREF Real Property Fund LPa	19,504	6,861	79	8	675	364	26,969
	$560,799	$106,481	$27,896	$233	$(27,993)	$1,118	$611,624

104	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$954	$688	$1,182	$(16)	$2	$14	$446
Bond Plus	710	372	549	(14)	(1)	12	518
Emerging Markets Debt	103	51	71	(4)	(2)	3	77
Emerging Markets Equity	4,588	1,993	444	2	(586)	—	5,553
Growth & Income	13,072	3,648	912	114	(391)	79	15,531
High-Yield	109	50	76	(1)	(1)	3	81
International Bond	84	101	115	—	—	1	70
International Equity	5,898	2,560	397	15	(1,172)	—	6,904
International Opportunities	5,784	2,259	346	40	(900)	—	6,837
Large-Cap Growth	12,329	2,868	1,573	138	(253)	—	13,509
Large-Cap Value	11,074	4,368	973	49	(463)	—	14,055
Quant International Equity	7,021	2,488	395	18	(825)	—	8,307
Quant International Small-Cap Equity	3,864	1,370	212	(9)	(706)	—	4,307
Quant Large-Cap Growth	10,741	2,581	1,431	106	(127)	—	11,870
Quant Large-Cap Value	9,668	3,317	846	30	183	—	12,352
Quant Small-Cap Equity	3,775	951	460	36	(268)	—	4,034
Quant Small/Mid-Cap Equity	2,786	644	306	22	(122)	—	3,024
TIAA-CREF Real Property Fund LPa	3,310	1,530	9	1	121	64	4,953
	$95,870	$31,839	$10,297	$527	$(5,511)	$176	$112,428
^	Some amounts represent less than $1,000.
[a]	Restricted security.

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that invests in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	105

Notes to financial statements (unaudited)

Net unrealized appreciation (depreciation): At November 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Retirement Income	$500,116	$32,766	$(10,214)	$22,552
Lifecycle 2010	1,093,696	123,768	(16,325)	107,443
Lifecycle 2015	1,826,723	71,759	(73,122)	(1,363)
Lifecycle 2020	3,607,230	175,626	(121,946)	53,680
Lifecycle 2025	4,182,434	248,889	(122,694)	126,195
Lifecycle 2030	4,063,377	301,337	(108,158)	193,179
Lifecycle 2035	4,053,318	365,785	(91,827)	273,958
Lifecycle 2040	4,803,145	510,666	(91,980)	418,686
Lifecycle 2045	2,473,239	377,776	(10,362)	367,414
Lifecycle 2050	1,645,234	229,453	(6,369)	223,084
Lifecycle 2055	568,262	47,035	(3,673)	43,362
Lifecycle 2060	111,725	3,282	(2,579)	703

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2018 were as follows (dollar amounts are in thousands):

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Lifecycle Retirement Income	$68,890	$78,305
Lifecycle 2010	121,957	140,878
Lifecycle 2015	161,817	217,453
Lifecycle 2020	331,035	384,133
Lifecycle 2025	463,613	368,940
Lifecycle 2030	464,558	389,517
Lifecycle 2035	415,703	297,929
Lifecycle 2040	483,556	410,501
Lifecycle 2045	315,383	156,873
Lifecycle 2050	218,116	107,119
Lifecycle 2055	106,481	27,896
Lifecycle 2060	39,587	18,042

106	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2018 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Retirement Income	$13,194,764	$4,160,112	$17,354,876
Lifecycle 2010	36,984,588	18,672,200	55,656,788
Lifecycle 2015	54,133,380	54,091,061	108,224,441
Lifecycle 2020	103,723,512	97,297,710	201,021,222
Lifecycle 2025	117,893,567	103,985,840	221,879,407
Lifecycle 2030	118,585,742	109,460,289	228,046,031
Lifecycle 2035	121,223,637	119,235,298	240,458,935
Lifecycle 2040	149,354,622	164,896,009	314,250,631
Lifecycle 2045	77,327,865	19,199,119	96,526,984
Lifecycle 2050	49,013,952	12,558,746	61,572,698
Lifecycle 2055	13,063,123	3,325,861	16,388,984
Lifecycle 2060	1,612,758	247,901	1,860,659

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	107

Notes to financial statements (unaudited)	concluded

facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

108	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Approval of amended investment management agreement (unaudited)

Board approval of the amended investment management agreement for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds

On July 17, 2018, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) approved an Amended and Restated Investment Management Agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust that included material changes applicable to the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”) and the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”) (collectively, the “Funds”). Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to this approval of the Agreement with respect to the Funds.

The Funds are structured as “funds of funds” that have traditionally invested in Institutional Class shares of other series of the Trust (the “Underlying Funds”) and another investment product. The Board approved a proposal by Advisors (“Restructuring Proposal”) to convert the Funds’ holdings in Institutional Class shares of the Underlying Funds to newly-launched Class W shares of the Underlying Funds and to restructure the Funds’ fee arrangements (collectively, the “Fee Restructuring”) so that the Funds directly pay their pro-rata portion of the management fees and ordinary operating expenses that otherwise would be charged to the Underlying Funds in which they invest (the “Underlying Funds Fee Rate”), as well as the investment management fees charged to the Funds for asset allocation services (the “Asset Allocation Fee Rate”). Because the Underlying Funds Fee Rate is paid by the Funds directly, investment management fees that otherwise would be charged to the Underlying Funds’ Class W shares with regard to the Funds are completely waived. The Underlying Funds Fee Rate outlined in the Agreement is not set at a fixed annual rate, but instead may fluctuate daily depending upon the Funds’ actual cost allocations to the Underlying Funds. However, the Underlying Funds Fee Rate will never exceed the investment management fees that the Underlying Funds would have incurred directly, and by extension, that the Funds would have incurred indirectly under the current fee structure. All other expenses incurred by Class W shares of the Underlying Funds are reimbursed by Advisors, other than those expenses that are not ordinary operating expenses, such as interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, Trustee expenses and extraordinary expenses, and the Funds will reimburse Advisors on a pro rata basis for these other ordinary Class W expenses. Accordingly, the Fee Restructuring would not result in any increase of the total effective expense ratio paid by the shareholders of the Funds.

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), in effect requires that material amendments to the Agreement be approved by a majority of Fund shareholders. However, the staff of the Securities and Exchange Commission has granted guidance indicating it would not recommend enforcement action to another fund company (the “No-Action Relief”) to permit amendments similar to the Fee Restructuring without a shareholder vote subject to certain

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	109

Approval of amended investment management agreement (unaudited)

conditions and representations, including approval of the Agreement by a majority of the Board, including a majority of those Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trust, as that term is defined in the 1940 Act. None of the Trustees are interested persons of the Trust under the 1940 Act and are all deemed to be independent Trustees.

Overview of the approval process

The Board held a meeting on July 17, 2018, at which it considered the approval of the Restructuring Proposal and the Agreement with respect to each Fund. As part of this process, the Board delegated certain tasks to its Operations Committee. The Board and the Operations Committee requested information and materials from representatives of Advisors, with input from legal counsel to the Trustees and legal counsel to Advisors and the Trust, and evaluated the information produced in accordance with such guidance and requests.

Among other matters, the Board and the Operations Committee requested and reviewed reports with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced comparative expense data regarding each Fund, including data relating to each Fund’s management fee rate and total expense ratio. Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any potential profits earned by Advisors with respect to its services to each Fund pursuant to the revised fee schedules in the Agreement.

In advance of the Board meeting held on July 17, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) a description of the current and proposed investment management fees of the Funds, as well as any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified under the Agreement; (2) a legal analysis by Fund counsel of whether the No-Action Relief would apply to the Fee Restructuring and how the Agreement and the Restructuring Proposal complied with the requirements of the No-Action Relief; (3) any

110	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

“fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates under the Restructuring Proposal; (4) the costs of implementing the Restructuring Proposal and management’s representation that it would bear the Funds’ direct costs of the Restructuring Proposal; (5) disclosures to be made to Fund shareholders to notify them of the Restructuring Proposal; (6) information regarding Advisors’ ability to implement and monitor the Funds’ Fee Restructuring; (7) information as to any changes to the potential profits to be earned by Advisors under the Agreement, as compared to prior to the Fee Restructuring; (8) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (9) a comparison of the Funds’ investment management fee rates and total expenses to those of any other clients of Advisors to which it provides comparable services; and (10) a proposed narrative explanation of reasons why the Board should approve the Agreement. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to approve the Restructuring Proposal and the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) whether the nature, extent and quality of services to be provided by Advisors to the Fund would change under the Agreement; (2) whether the Fund would be charged any additional investment management fees under the Agreement than it would have been charged directly and indirectly through its investment in the Underlying Funds under its prior arrangements; (3) whether Fund shareholders would receive sufficient notice of the Fee Restructuring; (4) the costs of the services provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund and whether Advisors’ profitability would change under the Agreement; (5) fees charged to comparable mutual funds by other advisers; (6) the extent to which direct or indirect economies of scale are anticipated to be realized as the Fund grows; (7) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (8) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (9) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed approval of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the approval process under Section 15 of the 1940 Act and certain other legal authorities, as well as guidance from Fund counsel on assessing whether the requirements of the No-Action Relief had been met.

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	111

Approval of amended investment management agreement (unaudited)

While the Agreement approval process included Board and Committee meetings leading up to the July 17, 2018 meeting where the information described above was considered, the Board also took into account information provided to the Board in connection with the March 2018 renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) for the Funds and the Underlying Funds, as well as relevant information provided to the Board and its Committee on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. Thus, in reaching its decisions regarding the approval of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees during the 2018 renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) and other information provided to the Board throughout the year, including since the 2018 renewal took place.

In deciding whether to approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for each Fund. At its meeting on July 18, 2018, all Board members voted unanimously to approve the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

One of the requirements of the No-Action Relief is that the nature, extent and qualities of services under the Agreement would remain unchanged. The Board considered Advisors’ representation and related information that it would provide the same nature, extent and quality of services under the Agreement upon the implementation of the Restructuring Proposal. The Board also acknowledged Advisors’ representation that information on Advisors’ services to the Funds that was provided to the Board related to the renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) in March 2018, including information on the Advisors’ operations, personnel, staffing, compensation, insurance and compliance functions, continued to be accurate.

The Board also considered that the nature and quality of non-portfolio management services provided by Advisors and its affiliates would not be affected by the Restructuring Proposal. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors’ services to the Funds under the revised Agreement and the Restructuring Proposal, and how that compared to the Funds’ current financial and profitability data. The Board considered Advisors’ representation that the revised Agreement and the Restructuring

112	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Proposal would not directly impact Advisors’ profitability, although Advisors could benefit indirectly if the Restructuring Proposal caused the Funds’ assets to increase and promoted economies of scale. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of the entire amount of each Lifecycle Fund’s Asset Allocation Fee Rate since their inception, which will continue through at least September 30, 2021, as well as Advisors’ total or partial waivers of its Asset Allocation Fee Rate for each of the Lifecycle Index Funds through at least September 30, 2019. The Board also acknowledged certain reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board also acknowledged Advisors’ continuing commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that, in the aggregate, Advisors’ position with respect to profitability across the Funds and the Underlying Funds would not be changed by the Restructuring Proposal.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s proposed contractual and actual management fee rates and the contractual and actual management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge. The Board determined that the management fee rate proposed to be charged to a Fund under the Agreement, without regard to the impact of any expenses charged to the Underlying Funds, typically was lower than the management fee rates charged to many or most other comparable mutual funds.

In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates proposed under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	113

Approval of amended investment management agreement (unaudited)	concluded

whether any such economies are shared with the Funds. The Board considered that Advisors has operated each Fund at a loss since inception. The Board also considered that under the Fee Restructuring the overall economics to Advisors would remain generally the same. In addition, the Board considered management’s representations that the Fee Restructuring is likely to indirectly benefit the shareholders of the Funds, because it would support their ability to maintain assets and net positive flows, and that all shareholders in the Underlying Funds stand to benefit due to increased flows/asset growth stemming from the Funds and the resulting potential for increasing economies of scale and therefore reducing expenses. The Board also considered management’s representations that any economies of scale will be shared with shareholders through breakpoints on the management fees of the Underlying Funds and/or other efficiencies. Based on all factors considered, the Board concluded that the Funds’ proposed management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors does not provide services to any other funds or other investment products that have a target date investment strategy.

Other benefits

The Board considered additional benefits to Advisors and its affiliates arising from the Restructuring Proposal and the Agreement. In this regard, the Board considered that: (1) the Fee Restructuring could indirectly benefit Advisors by facilitating the maintenance of the competitiveness of the Funds, which will support their ability to maintain assets and net positive flows; and (2) increased flows/asset growth would likely also improve Advisors’ profitability indirectly, i.e., solely as a result of realized economies of scale within the Fund Complex. Beyond this, Advisors represented that it does not anticipate significant fall-out benefits related to the Fee Restructuring, other than as discussed above with respect to the ability to maintain assets and net positive flows of the Funds and that any economies of scale and fall-out benefits due to an increase in revenue received by Advisors caused by the Fee Restructuring will be shared with shareholders through breakpoints on the management fees of the actively-managed Underlying Funds and/or other efficiencies.

Based primarily on the foregoing factors and considerations, the Board approved the proposed Agreement for each Fund.

114	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed

TIAA-CREF Lifecycle Funds ■ 2018 Semiannual Report	115

Additional information about index providers (unaudited)	concluded

for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

116	2018 Semiannual Report ■ TIAA-CREF Lifecycle Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Semiannual Report ■ November 30, 2018 TIAA-CREF Lifecycle Index Funds of the TIAA-CREF Funds The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement
Fund name	Class	Class	Class	Class
Lifecycle Index Retirement Income Fund	TRILX	TLIHX	TLIPX	TRCIX
Lifecycle Index 2010 Fund	TLTIX	TLTHX	TLTPX	TLTRX
Lifecycle Index 2015 Fund	TLFIX	TLFAX	TLFPX	TLGRX
Lifecycle Index 2020 Fund	TLWIX	TLWHX	TLWPX	TLWRX
Lifecycle Index 2025 Fund	TLQIX	TLQHX	TLVPX	TLQRX
Lifecycle Index 2030 Fund	TLHIX	TLHHX	TLHPX	TLHRX
Lifecycle Index 2035 Fund	TLYIX	TLYHX	TLYPX	TLYRX
Lifecycle Index 2040 Fund	TLZIX	TLZHX	TLPRX	TLZRX
Lifecycle Index 2045 Fund	TLXIX	TLMHX	TLMPX	TLMRX
Lifecycle Index 2050 Fund	TLLIX	TLLHX	TLLPX	TLLRX
Lifecycle Index 2055 Fund	TTIIX	TTIHX	TTIPX	TTIRX
Lifecycle Index 2060 Fund	TVIIX	TVIHX	TVIPX	TVITX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019, and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019, of other matters that may be properly brought before the 2019 shareholders’ meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	3

Letter to investors

U.S. and international financial markets delivered mixed results during the six months ended November 30, 2018. While U.S. equities posted modest gains, international stocks declined amid concerns over higher interest rates and slower global economic growth. Returns for U.S. fixed-income securities were generally negative. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Index Funds posted negative returns for the period. However, all but two outperformed their respective composite benchmarks, while the remaining two only slightly lagged. (All fund returns are for the Retirement Class.)
•	Returns for the Retirement Class ranged from –1.2% for the Lifecycle Index 2045, 2050, 2055 and 2060 Funds to –0.5% for the Lifecycle Index Retirement Income and 2010 Funds.
•	Despite losses for the six months, it’s important to note that the TIAA-CREF Lifecycle Index Funds produced solid performance over longer periods of time.

U.S. stocks led other asset classes

The broad U.S. stock market, as represented by the Russell 3000® Index, gained 1.9% for the six months. Continued strength in the U.S. economy, combined with the lowest unemployment rate in nearly 50 years and strong consumer confidence, bolstered U.S. equity markets during the first three months of the period. However, concerns about higher interest rates, a global economic slowdown and simmering trade disputes caused volatility during the second half.

The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, posted a loss of –8.5% in U.S.-dollar terms. Foreign stock declines were partly attributed to concerns about slower global economic growth, although U.S.-dollar strength also proved to be a headwind. A sharp drop in crude oil prices late in the period had a negative impact on emerging-markets nations that rely heavily on oil exports.

U.S. fixed-income returns were generally negative as the Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25% (bond prices move in the opposite direction of interest rates). The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.3% for the period.

4	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Maintaining a long-term perspective

When stock market fluctuations are making headlines, it may be helpful to stay focused on the journey ahead and remember that history has shown that volatility is a normal occurrence for long-term investors. Our view is that, while past performance cannot guarantee future results, investors who have stayed the course and avoided overreacting to short-term trends have often achieved more consistent investment results over the long term.

The recent uptick in stock market volatility provides a fresh reminder about the value of not putting all your eggs in one asset class basket. The TIAA-CREF Lifecycle Index Funds employ dynamic diversification strategies that are designed to help mitigate the effects of market volatility. While diversification does not guarantee you will avoid market losses, maintaining exposure to a variety of asset classes through the professional portfolio management of the TIAA-CREF Lifecycle Index Funds may help soften some of these bumps in the road, keeping you on course to reach your long-term financial goals.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifecycle Index Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifecycle Index Funds begin on page 42 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018–November 30, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Expense examples

Six months ended November 30, 2018

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/18)	Ending account value (11/30/18)	Expenses paid during period (6/1/18–11/30/18	* )	Effective expenses paid during period (6/1/18–11/30/18	† )
Retirement Income Fund actual return	$1,000.00	$995.72	$0.20		$0.35
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.36
2010 Fund actual return	1,000.00	996.01	0.20		0.35
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.36
2015 Fund actual return	1,000.00	995.55	0.15		0.30
5% annual hypothetical return	1,000.00	1,024.92	0.15		0.30
2020 Fund actual return	1,000.00	994.58	0.20		0.35
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.36
2025 Fund actual return	1,000.00	993.15	0.20		0.35
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.36
2030 Fund actual return	1,000.00	992.40	0.25		0.35
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.36
2035 Fund actual return	1,000.00	991.71	0.25		0.35
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.36
2040 Fund actual return	1,000.00	990.48	0.25		0.40
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.41
2045 Fund actual return	1,000.00	989.55	0.25		0.40
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.41
2050 Fund actual return	1,000.00	989.59	0.25		0.35
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.36
2055 Fund actual return	1,000.00	989.47	0.30		0.40
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.41
2060 Fund actual return	1,000.00	989.55	0.30		0.40
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.41

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.03% for the 2015 Fund; 0.04% for the Retirement Income, 2010, 2020 and 2025 Funds; 0.05% for the 2030, 2035, 2040, 2045 and 2050 Funds; and 0.06% for the 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	9

Important information about expenses

†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the underlying funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing investments to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.06% for the 2015 Fund; 0.07% for the Retirement Income, 2010, 2020, 2025 2030, 2035 and 2050 Funds; and 0.08% for the 2040, 2045, 2055 and 2060 Funds.

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$996.38	$0.25		$0.45
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.46
2010 Fund actual return	1,000.00	995.35	0.55		0.70
5% annual hypothetical return	1,000.00	1,024.52	0.56		0.71
2015 Fund actual return	1,000.00	994.92	0.30		0.45
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.46
2020 Fund actual return	1,000.00	993.98	0.65		0.80
5% annual hypothetical return	1,000.00	1,024.42	0.66		0.81
2025 Fund actual return	1,000.00	993.14	0.75		0.90
5% annual hypothetical return	1,000.00	1,024.32	0.76		0.91
2030 Fund actual return	1,000.00	991.85	0.75		0.85
5% annual hypothetical return	1,000.00	1,024.32	0.76		0.86
2035 Fund actual return	1,000.00	990.68	0.70		0.80
5% annual hypothetical return	1,000.00	1,024.37	0.71		0.81
2040 Fund actual return	1,000.00	989.97	0.65		0.75
5% annual hypothetical return	1,000.00	1,024.42	0.66		0.76
2045 Fund actual return	1,000.00	988.55	0.80		0.90
5% annual hypothetical return	1,000.00	1,024.27	0.81		0.91
2050 Fund actual return	1,000.00	989.09	0.70		0.80
5% annual hypothetical return	1,000.00	1,024.37	0.71		0.81

10	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Advisor Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
2055 Fund actual return	$1,000.00	$988.85	$0.65		$0.80
5% annual hypothetical return	1,000.00	1,024.42	0.66		0.81
2060 Fund actual return	1,000.00	988.76	0.65		0.75
5% annual hypothetical return	1,000.00	1,024.42	0.66		0.76

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.05% for the Retirement Income Fund; 0.06% for the 2015 Fund; 0.11% for the 2010 Fund; 0.13% for the 2020, 2040, 2055 and 2060 Funds; 0.14% for the 2035 and 2050 Funds; 0.15% for the 2025 and 2030 Funds; and 0.16% for the 2045 Fund.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the underlying funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing investments to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.09% for the Retirement Income and 2015 Funds; 0.14% for the 2010 Fund; 0.15% for the 2040 and 2060 Funds; 0.16% for the 2020, 2035, 2050 and 2055 Funds; 0.17% for the 2030 Fund; and 0.18% for the 2025 and 2045 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Premier Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$995.01	$0.95		$1.10
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.12
2010 Fund actual return	1,000.00	995.33	0.90		1.10
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.12
2015 Fund actual return	1,000.00	994.89	0.90		1.05
5% annual hypothetical return	1,000.00	1,024.17	0.91		1.07
2020 Fund actual return	1,000.00	993.35	0.95		1.10
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.12
2025 Fund actual return	1,000.00	993.12	0.95		1.10
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.12
2030 Fund actual return	1,000.00	991.82	1.00		1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.12
2035 Fund actual return	1,000.00	990.63	1.00		1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.12
2040 Fund actual return	1,000.00	989.43	1.00		1.15
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.17
2045 Fund actual return	1,000.00	989.00	1.00		1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.12
2050 Fund actual return	1,000.00	988.54	1.00		1.10
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.12
2055 Fund actual return	1,000.00	988.21	1.05		1.15
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.17
2060 Fund actual return	1,000.00	988.74	1.05		1.15
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.17

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.18% for the 2010 and 2015 Funds; 0.19% for the Retirement Income, 2020 and 2025 Funds; 0.20% for the 2030, 2035, 2040, 2045 and 2050 Funds; and 0.21% for the 2055 and 2060 Funds.

12	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the underlying funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing investments to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.21% for the 2015 Fund; 0.22% for the Retirement Income, 2010, 2020, 2025, 2030, 2035, 2045 and 2050 Funds; and 0.23% for the 2040, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	13

Important information about expenses

Expense examples

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Retirement Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Retirement Income Fund actual return	$1,000.00	$995.17	$1.40		$1.60
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.62
2010 Fund actual return	1,000.00	994.63	1.40		1.60
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.62
2015 Fund actual return	1,000.00	993.60	1.40		1.55
5% annual hypothetical return	1,000.00	1,023.66	1.42		1.57
2020 Fund actual return	1,000.00	993.33	1.45		1.60
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.62
2025 Fund actual return	1,000.00	991.94	1.45		1.60
5% annual hypothetical return	1,000.00	1,023.61	1.47		1.62
2030 Fund actual return	1,000.00	991.78	1.50		1.60
5% annual hypothetical return	1,000.00	1,023.56	1.52		1.62
2035 Fund actual return	1,000.00	990.07	1.50		1.60
5% annual hypothetical return	1,000.00	1,023.56	1.52		1.62
2040 Fund actual return	1,000.00	989.38	1.50		1.65
5% annual hypothetical return	1,000.00	1,023.56	1.52		1.67
2045 Fund actual return	1,000.00	988.45	1.50		1.60
5% annual hypothetical return	1,000.00	1,023.56	1.52		1.62
2050 Fund actual return	1,000.00	988.49	1.50		1.60
5% annual hypothetical return	1,000.00	1,023.56	1.52		1.62
2055 Fund actual return	1,000.00	988.18	1.55		1.64
5% annual hypothetical return	1,000.00	1,023.51	1.57		1.67
2060 Fund actual return	1,000.00	987.91	1.54		1.64
5% annual hypothetical return	1,000.00	1,023.51	1.57		1.67

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.28% for the Retirement Income, 2010 and 2015 Funds; 0.29% for the 2020 and 2025 Funds; 0.30% for the 2030, 2035, 2040, 2045 and 2050 Funds; and 0.31% for the 2055 and 2060 Funds.

14	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of the underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the period June 1, 2018, through September 27, 2018, the funds were invested in the Institutional Class of the underlying funds and incurred the pro rata share of the underlying funds’ expenses indirectly. Beginning on September 28, 2018, the funds converted all existing investments to Class W shares. After the conversion, the funds began incurring the pro rata share of the underlying funds’ expenses directly. There were 122 days in the period from June 1, 2018, through September 30, 2018. For the six-month period, the total annualized, weighted average expense ratio was 0.31% for the 2015 Fund; 0.32% for the Retirement Income, 2010, 2020, 2025, 2030, 2035, 2045 and 2050 Funds; and 0.33% for the 2040, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	15

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2018

All twelve TIAA-CREF Lifecycle Index Funds recorded negative returns that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from –1.21% for the 2060 Fund to –0.48% for the Retirement Income Fund. The tables on the following pages show returns for all share classes of the funds.

Returns for ten of the twelve funds slightly outperformed those of their respective composite benchmarks, which represent market performance without any fees or expenses. For the ten funds that outperformed, the margins ranged from 0.01 of a percentage point for the 2035 and 2060 Funds to 0.08 of a percentage point for the 2030 Fund. The 2015 and 2025 Funds each underperformed their respective benchmarks by 0.01 of a percentage point. (All results for the Lifecycle Index Funds are for the Retirement Class.)

U.S. stocks rose with expanding economy, but investor caution tapered gains

The U.S. economy expanded at a robust pace during the six-month period, driven by a powerful labor market and upbeat consumer sentiment. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.4% during the third quarter of 2018, according to the government’s “third” estimate. This followed a stronger expansion of 4.2% in the second quarter. In September, the unemployment rate declined to 3.7%—its lowest level in almost 50 years—and was unchanged at period-end. Consumer confidence declined slightly in November but remained at historically high levels. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in November. The price per barrel of West Texas Intermediate crude oil declined from more than $65 on June 1, 2018, to nearly $51 on November 30, 2018. Oil prices climbed through much of the period, peaking at more than $76 per barrel at the beginning of October, but they fell sharply during the final two months.

The Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25%. The Fed has raised the rate eight times since it began to reverse economic stimulus policies in December 2015. Fed chairman Jerome Powell said in November that the benchmark interest rate was “just below” the neutral level, meaning that it should neither boost nor restrain economic growth.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 1.89%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, declined 8.49% in U.S.-dollar terms. Both domestic and foreign stocks slumped in the final three months of the period amid concerns over slower global economic growth.

16	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. investment-grade bond performance was mixed as yields on fixed-income securities of all maturities generally rose. Shorter-term rates increased most in response to the Fed’s continued gradual shift in monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.30%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.75%.

International equity fund returns weighed on performance

Each Lifecycle Index Fund covered in this report produced negative results for the period, with declines in foreign equity markets having a particularly significant impact on the returns of the underlying funds.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying TIAA-CREF Funds that are managed to track individual benchmark indexes.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were influenced most by declines in international equity markets and certain bond sectors. The Emerging Markets Equity Index and International Equity Index Funds both posted negative returns. However, the Equity Index Fund advanced during the period. Among fixed-income investments, the Bond Index and Inflation-Linked Bond Funds both declined, while the Short-Term Bond Index Fund recorded a gain.

Funds produced returns within a narrow range

The Lifecycle Index Funds with larger allocations to stocks posted slightly larger losses, but the difference in the performance of all twelve funds was limited to less than one percentage point. For example, the 2040, 2045, 2050, 2055 and 2060 Funds, each with at least 85% of its assets invested in equities as of November 30, 2018, had returns ranging from –1.06% to –1.21% for the six-month period. By comparison, the Retirement Income Fund, with about 60% of its portfolio investment in fixed income and 40% in equities at period-end, lost 0.48%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	17

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2018

Lifecycle Index Retirement Income Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.43%	0.32%	4.35%		6.07%		0.31%	0.10%
Advisor Class	12/4/15	–0.36	0.32	4.23	†	5.89	†	0.38	0.18
Premier Class	9/30/09	–0.50	0.18	4.18		5.92		0.45	0.25
Retirement Class	9/30/09	–0.48	0.07	4.08		5.82		0.55	0.35
Lifecycle Index Retirement Income Fund Composite Index‡	—	–0.55	0.18	4.40		6.20	§	—	—
Broad market index
S&P Target Date Retirement Income Index	—	–0.63	–0.02	3.51		5.01	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

18	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	28.11%	28.00%
International equity	11.94	12.00
Fixed income
Fixed income	39.86	40.00
Inflation-protected assets	9.95	10.00
Short-term fixed income	9.95	10.00
Other assets & liabilities, net	0.19	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	19

Lifecycle Index 2010 Fund

Performance as of November 30, 2018

Lifecycle Index 2010 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.40%	0.27%	4.57%		6.54%		0.25%	0.10%
Advisor Class	12/4/15	–0.47	0.12	4.44	†	6.34	†	0.33	0.18
Premier Class	9/30/09	–0.47	0.08	4.41		6.38		0.40	0.25
Retirement Class	9/30/09	–0.54	–0.03	4.30		6.27		0.50	0.35
Lifecycle Index 2010 Fund Composite Index‡	—	–0.56	0.24	4.64		6.67	§	—	—
Broad market index
S&P Target Date 2010 Index	—	–0.72	0.00	4.03		5.83	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.6% Bloomberg Barclays U.S. Aggregate Bond Index; 29.1% Russell 3000 Index; 12.5% MSCI EAFE+EM Index; 9.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 9.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

20	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	29.28%	28.70%
International equity	12.44	12.30
Fixed income
Fixed income	39.56	39.80
Inflation-protected assets	9.31	9.60
Short-term fixed income	9.31	9.60
Other assets & liabilities, net	0.10	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	21

Lifecycle Index 2015 Fund

Performance as of November 30, 2018

Lifecycle Index 2015 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.45%	0.30%	4.92%		7.01%		0.23%	0.10%
Advisor Class	12/4/15	–0.51	0.29	4.80	†	6.82	†	0.31	0.18
Premier Class	9/30/09	–0.51	0.18	4.76		6.85		0.38	0.25
Retirement Class	9/30/09	–0.64	0.06	4.65		6.74		0.48	0.35
Lifecycle Index 2015 Fund Composite Index‡	—	–0.63	0.30	4.97		7.14	§	—	—
Broad market index
S&P Target Date 2015 Index	—	–0.79	0.09	4.60		6.62	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.6% Bloomberg Barclays U.S. Aggregate Bond Index; 32.6% Russell 3000 Index; 14.0% MSCI EAFE+EM Index; 7.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

22	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	32.80%	32.20%
International equity	13.94	13.80
Fixed income
Fixed income	38.52	38.80
Inflation-protected assets	7.31	7.60
Short-term fixed income	7.31	7.60
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	23

Lifecycle Index 2020 Fund

Performance as of November 30, 2018

Lifecycle Index 2020 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.54%	0.39%	5.34%		7.59%		0.21%	0.10%
Advisor Class	12/4/15	–0.60	0.33	5.20	†	7.39	†	0.29	0.18
Premier Class	9/30/09	–0.66	0.27	5.18		7.43		0.36	0.25
Retirement Class	9/30/09	–0.67	0.22	5.09		7.33		0.46	0.35
Lifecycle Index 2020 Fund Composite Index‡	—	–0.70	0.42	5.41		7.72	§	—	—
Broad market index
S&P Target Date 2020 Index	—	–0.96	0.09	5.06		7.30	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2020 Fund Composite Index consisted of: 36.8% Russell 3000 Index; 36.7% Bloomberg Barclays U.S. Aggregate Bond Index; 15.7% MSCI EAFE+EM Index; 5.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

24	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Asset allocation

% of net assets as of 11/30/18		Target allocation for 6/30/19
Equity
U.S. equity	36.94%	36.12%
International equity	15.70	15.48
Fixed income
Fixed income	36.58	37.20
Inflation-protected assets	5.33	5.60
Short-term fixed income	5.33	5.60
Other assets & liabilities, net	0.12	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	25

Lifecycle Index 2025 Fund

Performance as of November 30, 2018

Lifecycle Index 2025 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.69%	0.56%	5.85%		8.21%		0.20%	0.10%
Advisor Class	12/4/15	–0.69	0.46	5.70	†	8.01	†	0.28	0.18
Premier Class	9/30/09	–0.69	0.45	5.68		8.06		0.35	0.25
Retirement Class	9/30/09	–0.81	0.29	5.57		7.94		0.45	0.35
Lifecycle Index 2025 Fund Composite Index‡	—	–0.80	0.55	5.90		8.33	§	—	—
Broad market index
S&P Target Date 2025 Index	—	–1.19	0.13	5.50		7.89	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2025 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 32.7% Bloomberg Barclays U.S. Aggregate Bond Index; 18.1% MSCI EAFE+EM Index; 3.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

26	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

Asset allocation

% of net assets as of 11/30/18		Target allocation for 6/30/19
Equity
U.S. equity	42.57%	41.72%
International equity	18.08	17.88
Fixed income
Fixed income	32.62	33.20
Inflation-protected assets	3.35	3.60
Short-term fixed income	3.35	3.60
Other assets & liabilities, net	0.03	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	27

Lifecycle Index 2030 Fund

Performance as of November 30, 2018

Lifecycle Index 2030 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.76%	0.73%	6.34%		8.84%		0.20%	0.10%
Advisor Class	12/4/15	–0.81	0.63	6.18	†	8.62	†	0.28	0.18
Premier Class	9/30/09	–0.82	0.55	6.18		8.67		0.35	0.25
Retirement Class	9/30/09	–0.82	0.51	6.07		8.57		0.45	0.35
Lifecycle Index 2030 Fund Composite Index‡	—	–0.90	0.68	6.39		8.94	§	—	—
Broad market index
S&P Target Date 2030 Index	—	–1.45	0.13	5.93		8.41	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2030 Fund Composite Index consisted of: 48.0% Russell 3000 Index; 28.7% Bloomberg Barclays U.S. Aggregate Bond Index; 20.5% MSCI EAFE+EM Index; 1.4% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.4% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

28	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Asset allocation

% of net assets as of 11/30/18		Target allocation for 6/30/19
Equity
U.S. equity	48.11%	47.32%
International equity	20.44	20.28
Fixed income
Fixed income	28.58	29.20
Inflation-protected assets	1.36	1.60
Short-term fixed income	1.36	1.60
Other assets & liabilities, net	0.15	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	29

Lifecycle Index 2035 Fund

Performance as of November 30, 2018

Lifecycle Index 2035 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.83%	0.91%	6.80%		9.42%		0.19%	0.10%
Advisor Class	12/4/15	–0.93	0.79	6.67	†	9.22	†	0.27	0.18
Premier Class	9/30/09	–0.94	0.74	6.63		9.25		0.34	0.25
Retirement Class	9/30/09	–0.99	0.65	6.53		9.14		0.44	0.35
Lifecycle Index 2035 Fund Composite Index‡	—	–1.00	0.83	6.84		9.52	§	—	—
Broad market index
S&P Target Date 2035 Index	—	–1.71	0.11	6.33		8.87	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2035 Fund Composite Index consisted of: 53.6% Russell 3000 Index; 23.5% Bloomberg Barclays U.S. Aggregate Bond Index; and 22.9% MSCI EAFE+EM Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

30	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/18	for 6/30/19
Equity
U.S. equity	53.70%	52.92%
International equity	22.79	22.68
Fixed income	23.34	24.40
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	31

Lifecycle Index 2040 Fund

Performance as of November 30, 2018

Lifecycle Index 2040 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–0.95%	1.03%	7.24%		9.82%		0.19%	0.10%
Advisor Class	12/4/15	–1.00	0.95	7.10	†	9.62	†	0.27	0.18
Premier Class	9/30/09	–1.06	0.92	7.07		9.65		0.34	0.25
Retirement Class	9/30/09	–1.06	0.82	6.98		9.55		0.44	0.35
Lifecycle Index 2040 Fund Composite Index‡	—	–1.09	1.01	7.28		9.92	§	—	—
Broad market index
S&P Target Date 2040 Index	—	–1.89	0.11	6.61		9.18	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2040 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 25.3% MSCI EAFE+EM Index; and 15.5% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

32	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/18	for 6/30/19
Equity
U.S. equity	59.23%	58.52%
International equity	25.14	25.08
Fixed income	15.35	16.40
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	33

Lifecycle Index 2045 Fund

Performance as of November 30, 2018

Lifecycle Index 2045 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–1.05%	1.13%	7.44%		9.93%		0.20%	0.10%
Advisor Class	12/4/15	–1.15	0.98	7.29	†	9.72	†	0.28	0.18
Premier Class	9/30/09	–1.10	1.02	7.28		9.77		0.35	0.25
Retirement Class	9/30/09	–1.16	0.91	7.17		9.66		0.45	0.35
Lifecycle Index 2045 Fund Composite Index‡	—	–1.18	1.08	7.49		10.04	§	—	—
Broad market index
S&P Target Date 2045 Index	—	–2.03	0.06	6.77		9.40	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.3% Russell 3000 Index; 27.1% MSCI EAFE+EM Index; and 9.6% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

34	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/18	for 6/30/19
Equity
U.S. equity	63.37%	63.18%
International equity	26.86	27.07
Fixed income	9.55	9.75
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	35

Lifecycle Index 2050 Fund

Performance as of November 30, 2018

Lifecycle Index 2050 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	9/30/09	–1.04%	1.18%	7.54%		9.99%		0.20%	0.10%
Advisor Class	12/4/15	–1.09	1.11	7.39	†	9.78	†	0.28	0.18
Premier Class	9/30/09	–1.15	1.01	7.38		9.82		0.35	0.25
Retirement Class	9/30/09	–1.15	0.92	7.28		9.71		0.45	0.35
Lifecycle Index 2050 Fund Composite Index‡	—	–1.19	1.10	7.58		10.09	§	—	—
Broad market index
S&P Target Date 2050 Index	—	–2.12	0.06	6.95		9.57	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.1% Russell 3000 Index; 27.5% MSCI EAFE+EM Index; and 8.4% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	64.16%	64.05%
International equity	27.20	27.45
Fixed income	8.30	8.50
Other assets & liabilities, net	0.34	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	37

Lifecycle Index 2055 Fund

Performance as of November 30, 2018

Lifecycle Index 2055 Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	4/29/11	–1.05%	1.23%	7.62%		8.51%		0.24%	0.10%
Advisor Class	12/4/15	–1.12	1.16	7.49	†	8.32	†	0.31	0.18
Premier Class	4/29/11	–1.18	1.06	7.45		8.34		0.38	0.25
Retirement Class	4/29/11	–1.18	0.96	7.35		8.23		0.48	0.35
Lifecycle Index 2055 Fund Composite Index‡	—	–1.21	1.13	7.67		8.59	§	—	—
Broad market index
S&P Target Date 2055 Index	—	–2.15	0.06	7.03		7.91	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for these periods would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.0% Russell 3000 Index; 27.9% MSCI EAFE+EM Index; and 7.1% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	64.95%	64.93%
International equity	27.54	27.82
Fixed income	7.04	7.25
Other assets & liabilities, net	0.47	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	39

Lifecycle Index 2060 Fund

Performance as of November 30, 2018

Lifecycle Index 2060 Fund		Total return		Average annual total return		Annual operating expenses*#
	Inception date	6 months	1 year	since fund inception		gross	net
Institutional Class	9/26/14	–1.05%	1.31%	7.49%		0.48%	0.10%
Advisor Class	12/4/15	–1.12	1.21	7.39	†	0.54	0.18
Premier Class	9/26/14	–1.13	1.13	7.33		0.61	0.25
Retirement Class	9/26/14	–1.21	1.06	7.22		0.71	0.35
Lifecycle Index 2060 Fund Composite Index‡	—	–1.22	1.16	7.54	§	—	—
Broad market index
S&P Target Date 2060+ Index	—	–2.06	0.20	6.95	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements and waivers will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on November 30, 2018, the Lifecycle Index 2060 Fund Composite Index consisted of: 65.9% Russell 3000 Index; 28.3% MSCI EAFE+EM Index; and 5.8% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

Asset allocation

	% of net assets as of 11/30/18	Target allocation for 6/30/19
Equity
U.S. equity	65.62%	65.80%
International equity	27.82	28.20
Fixed income	5.79	6.00
Other assets & liabilities, net	0.77	—
Total	100.00	100.00

Target allocation

For June 30, 2019

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	41

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—39.9%
11,923,640	TIAA-CREF Bond Index Fund		$123,528,906	39.9%
	TOTAL FIXED INCOME		123,528,906	39.9

INFLATION-PROTECTED ASSETS—10.0%
2,783,957	TIAA-CREF Inflation-Linked Bond Fund		30,846,241	10.0
	TOTAL INFLATION-PROTECTED ASSETS		30,846,241	10.0

INTERNATIONAL EQUITY—11.9%
955,459	TIAA-CREF Emerging Markets Equity Index Fund		10,108,761	3.2
1,459,969	TIAA-CREF International Equity Index Fund		26,907,220	8.7
	TOTAL INTERNATIONAL EQUITY		37,015,981	11.9

SHORT-TERM FIXED INCOME—9.9%
3,147,275	TIAA-CREF Short-Term Bond Index Fund		30,843,293	9.9
	TOTAL SHORT-TERM FIXED INCOME		30,843,293	9.9

U.S. EQUITY—28.1%
4,244,319	TIAA-CREF Equity Index Fund		87,135,874	28.1
	TOTAL U.S. EQUITY		87,135,874	28.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $298,086,360)	309,370,295	99.8

	TOTAL PORTFOLIO	(Cost $298,086,360)	309,370,295	99.8
	OTHER ASSETS & LIABILITIES, NET		578,707	0.2
	NET ASSETS		$309,949,002	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

42	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2010 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—39.6%
15,799,748	TIAA-CREF Bond Index Fund		$163,685,388	39.6%
	TOTAL FIXED INCOME		163,685,388	39.6

INFLATION-PROTECTED ASSETS—9.3%
3,480,263	TIAA-CREF Inflation-Linked Bond Fund		38,561,318	9.3
	TOTAL INFLATION-PROTECTED ASSETS		38,561,318	9.3

INTERNATIONAL EQUITY—12.4%
1,328,437	TIAA-CREF Emerging Markets Equity Index Fund		14,054,863	3.4
2,032,130	TIAA-CREF International Equity Index Fund		37,452,147	9.0
	TOTAL INTERNATIONAL EQUITY		51,507,010	12.4

SHORT-TERM FIXED INCOME—9.3%
3,933,345	TIAA-CREF Short-Term Bond Index Fund		38,546,778	9.3
	TOTAL SHORT-TERM FIXED INCOME		38,546,778	9.3

U.S. EQUITY—29.3%
5,903,344	TIAA-CREF Equity Index Fund		121,195,653	29.3
	TOTAL U.S. EQUITY		121,195,653	29.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $368,306,553)	413,496,147	99.9

	TOTAL PORTFOLIO	(Cost $368,306,553)	413,496,147	99.9
	OTHER ASSETS & LIABILITIES, NET		408,826	0.1
	NET ASSETS		$413,904,973	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	43

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.5%
30,042,878	TIAA-CREF Bond Index Fund		$311,244,213	38.5%
	TOTAL FIXED INCOME		311,244,213	38.5

INFLATION-PROTECTED ASSETS—7.3%
5,331,959	TIAA-CREF Inflation-Linked Bond Fund		59,078,106	7.3
	TOTAL INFLATION-PROTECTED ASSETS		59,078,106	7.3

INTERNATIONAL EQUITY—14.0%
2,906,530	TIAA-CREF Emerging Markets Equity Index Fund		30,751,083	3.8
4,443,277	TIAA-CREF International Equity Index Fund		81,889,593	10.2
	TOTAL INTERNATIONAL EQUITY		112,640,676	14.0

SHORT-TERM FIXED INCOME—7.3%
6,025,217	TIAA-CREF Short-Term Bond Index Fund		59,047,128	7.3
	TOTAL SHORT-TERM FIXED INCOME		59,047,128	7.3

U.S. EQUITY—32.8%
12,912,375	TIAA-CREF Equity Index Fund		265,091,068	32.8
	TOTAL U.S. EQUITY		265,091,068	32.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $717,142,306)	807,101,191	99.9

	TOTAL PORTFOLIO	(Cost $717,142,306)	807,101,191	99.9
	OTHER ASSETS & LIABILITIES, NET		975,545	0.1
	NET ASSETS		$808,076,736	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

44	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2020 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—36.6%
67,741,196	TIAA-CREF Bond Index Fund		$701,798,789	36.6%
	TOTAL FIXED INCOME		701,798,789	36.6

INFLATION-PROTECTED ASSETS—5.3%
9,236,952	TIAA-CREF Inflation-Linked Bond Fund		102,345,431	5.3
	TOTAL INFLATION-PROTECTED ASSETS		102,345,431	5.3

INTERNATIONAL EQUITY—15.7%
7,770,917	TIAA-CREF Emerging Markets Equity Index Fund		82,216,300	4.3
11,878,165	TIAA-CREF International Equity Index Fund		218,914,581	11.4
	TOTAL INTERNATIONAL EQUITY		301,130,881	15.7

SHORT-TERM FIXED INCOME—5.3%
10,441,542	TIAA-CREF Short-Term Bond Index Fund		102,327,115	5.3
	TOTAL SHORT-TERM FIXED INCOME		102,327,115	5.3

U.S. EQUITY—37.0%
34,520,589	TIAA-CREF Equity Index Fund		708,707,691	37.0
	TOTAL U.S. EQUITY		708,707,691	37.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,738,898,111)	1,916,309,907	99.9

	TOTAL PORTFOLIO	(Cost $1,738,898,111)	1,916,309,907	99.9
	OTHER ASSETS & LIABILITIES, NET		2,335,257	0.1
	NET ASSETS		$1,918,645,164	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	45

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—100.0% (a)

FIXED INCOME—32.6%
74,032,729	TIAA-CREF Bond Index Fund		$766,979,072	32.6%
	TOTAL FIXED INCOME		766,979,072	32.6

INFLATION-PROTECTED ASSETS—3.4%
7,106,000	TIAA-CREF Inflation-Linked Bond Fund		78,734,477	3.4
	TOTAL INFLATION-PROTECTED ASSETS		78,734,477	3.4

INTERNATIONAL EQUITY—18.1%
10,976,904	TIAA-CREF Emerging Markets Equity Index Fund		116,135,642	4.9
16,773,046	TIAA-CREF International Equity Index Fund		309,127,245	13.2
	TOTAL INTERNATIONAL EQUITY		425,262,887	18.1

SHORT-TERM FIXED INCOME—3.3%
8,033,021	TIAA-CREF Short-Term Bond Index Fund		78,723,605	3.3
	TOTAL SHORT-TERM FIXED INCOME		78,723,605	3.3

U.S. EQUITY—42.6%
48,758,002	TIAA-CREF Equity Index Fund		1,001,001,787	42.6
	TOTAL U.S. EQUITY		1,001,001,787	42.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,133,131,079)	2,350,701,828	100.0

	TOTAL PORTFOLIO	(Cost $2,133,131,079)	2,350,701,828	100.0
	OTHER ASSETS & LIABILITIES, NET		770,846	0.0
	NET ASSETS		$2,351,472,674	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

46	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2030 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—28.6%
68,871,169	TIAA-CREF Bond Index Fund		$713,505,307	28.6%
	TOTAL FIXED INCOME		713,505,307	28.6

INFLATION-PROTECTED ASSETS—1.4%
3,052,721	TIAA-CREF Inflation-Linked Bond Fund		33,824,149	1.4
	TOTAL INFLATION-PROTECTED ASSETS		33,824,149	1.4

INTERNATIONAL EQUITY—20.4%
13,168,508	TIAA-CREF Emerging Markets Equity Index Fund		139,322,818	5.6
20,123,693	TIAA-CREF International Equity Index Fund		370,879,654	14.8
	TOTAL INTERNATIONAL EQUITY		510,202,472	20.4

SHORT-TERM FIXED INCOME—1.3%
3,450,919	TIAA-CREF Short-Term Bond Index Fund		33,819,011	1.3
	TOTAL SHORT-TERM FIXED INCOME		33,819,011	1.3

U.S. EQUITY—48.1%
58,507,368	TIAA-CREF Equity Index Fund		1,201,156,274	48.1
	TOTAL U.S. EQUITY		1,201,156,274	48.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,231,834,728)	2,492,507,213	99.8

	TOTAL PORTFOLIO	(Cost $2,231,834,728)	2,492,507,213	99.8
	OTHER ASSETS & LIABILITIES, NET		3,753,141	0.2
	NET ASSETS		$2,496,260,354	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	47

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—23.3%
51,774,593	TIAA-CREF Bond Index Fund		$536,384,786	23.3%
	TOTAL FIXED INCOME		536,384,786	23.3

INTERNATIONAL EQUITY—22.8%
13,521,294	TIAA-CREF Emerging Markets Equity Index Fund		143,055,290	6.2
20,665,026	TIAA-CREF International Equity Index Fund		380,856,437	16.6
	TOTAL INTERNATIONAL EQUITY		523,911,727	22.8

U.S. EQUITY—53.7%
60,125,861	TIAA-CREF Equity Index Fund		1,234,383,921	53.7
	TOTAL U.S. EQUITY		1,234,383,921	53.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,012,150,854)	2,294,680,434	99.8

	TOTAL PORTFOLIO	(Cost $2,012,150,854)	2,294,680,434	99.8
	OTHER ASSETS & LIABILITIES, NET		3,847,957	0.2
	NET ASSETS		$2,298,528,391	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

48	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2040 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)

FIXED INCOME—15.4%
36,315,834	TIAA-CREF Bond Index Fund		$376,232,043	15.4%
	TOTAL FIXED INCOME		376,232,043	15.4

INTERNATIONAL EQUITY—25.1%
15,899,360	TIAA-CREF Emerging Markets Equity Index Fund		168,215,229	6.8
24,301,873	TIAA-CREF International Equity Index Fund		447,883,513	18.3
	TOTAL INTERNATIONAL EQUITY		616,098,742	25.1

U.S. EQUITY—59.2%
70,702,130	TIAA-CREF Equity Index Fund		1,451,514,724	59.2
	TOTAL U.S. EQUITY		1,451,514,724	59.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $2,088,204,576)	2,443,845,509	99.7

	TOTAL PORTFOLIO	(Cost $2,088,204,576)	2,443,845,509	99.7
	OTHER ASSETS & LIABILITIES, NET		6,878,362	0.3
	NET ASSETS		$2,450,723,871	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	49

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)

FIXED INCOME—9.5%
14,614,109	TIAA-CREF Bond Index Fund		$151,402,174	9.5%
	TOTAL FIXED INCOME		151,402,174	9.5

INTERNATIONAL EQUITY—26.9%
10,997,091	TIAA-CREF Emerging Markets Equity Index Fund		116,349,221	7.4
16,800,539	TIAA-CREF International Equity Index Fund		309,633,934	19.5
	TOTAL INTERNATIONAL EQUITY		425,983,155	26.9

U.S. EQUITY—63.4%
48,944,601	TIAA-CREF Equity Index Fund		1,004,832,663	63.4
	TOTAL U.S. EQUITY		1,004,832,663	63.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,390,509,923)	1,582,217,992	99.8

	TOTAL PORTFOLIO	(Cost $1,390,509,923)	1,582,217,992	99.8
	OTHER ASSETS & LIABILITIES, NET		3,435,031	0.2
	NET ASSETS		$1,585,653,023	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

50	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2050 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)

FIXED INCOME—8.3%
9,333,641	TIAA-CREF Bond Index Fund		$96,696,525	8.3%
	TOTAL FIXED INCOME		96,696,525	8.3

INTERNATIONAL EQUITY—27.2%
8,186,131	TIAA-CREF Emerging Markets Equity Index Fund		86,609,269	7.4
12,506,203	TIAA-CREF International Equity Index Fund		230,489,330	19.8
	TOTAL INTERNATIONAL EQUITY		317,098,599	27.2

U.S. EQUITY—64.2%
36,433,440	TIAA-CREF Equity Index Fund		747,978,529	64.2
	TOTAL U.S. EQUITY		747,978,529	64.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,027,585,244)	1,161,773,653	99.7

	TOTAL PORTFOLIO	(Cost $1,027,585,244)	1,161,773,653	99.7
	OTHER ASSETS & LIABILITIES, NET		3,999,618	0.3
	NET ASSETS		$1,165,773,271	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	51

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.5% (a)

FIXED INCOME—7.0%
3,086,788	TIAA-CREF Bond Index Fund		$31,979,123	7.0%
	TOTAL FIXED INCOME		31,979,123	7.0

INTERNATIONAL EQUITY—27.5%
3,228,080	TIAA-CREF Emerging Markets Equity Index Fund		34,153,082	7.5
4,932,625	TIAA-CREF International Equity Index Fund		90,908,286	20.0
	TOTAL INTERNATIONAL EQUITY		125,061,368	27.5

U.S. EQUITY—65.0%
14,365,216	TIAA-CREF Equity Index Fund		294,917,881	65.0
	TOTAL U.S. EQUITY		294,917,881	65.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $415,674,670)	451,958,372	99.5

	TOTAL PORTFOLIO	(Cost $415,674,670)	451,958,372	99.5
	OTHER ASSETS & LIABILITIES, NET		2,155,654	0.5
	NET ASSETS		$454,114,026	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

52	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2060 Fund  ■  November 30, 2018

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.2% (a)

FIXED INCOME—5.8%
617,242	TIAA-CREF Bond Index Fund		$6,394,624	5.8%
	TOTAL FIXED INCOME		6,394,624	5.8

INTERNATIONAL EQUITY—27.8%
793,611	TIAA-CREF Emerging Markets Equity Index Fund		8,396,409	7.6
1,212,418	TIAA-CREF International Equity Index Fund		22,344,870	20.2
	TOTAL INTERNATIONAL EQUITY		30,741,279	27.8

U.S. EQUITY—65.6%
3,532,142	TIAA-CREF Equity Index Fund		72,514,886	65.6
	TOTAL U.S. EQUITY		72,514,886	65.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $105,701,982)	109,650,789	99.2

	TOTAL PORTFOLIO	(Cost $105,701,982)	109,650,789	99.2
	OTHER ASSETS & LIABILITIES, NET		846,496	0.8
	NET ASSETS		$110,497,285	100.0%

(a)	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	53

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  November 30, 2018

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
ASSETS
Affiliated investments, at value‡	$309,370,295	$413,496,147	$807,101,191	$1,916,309,907	$2,350,701,828	$2,492,507,213
Cash	1,166,968	1,256,353	1,093,785	6,902,171	8,656,570	8,409,171
Receivable from securities transactions	77,994	314,941	880,751	1,079,681	929,246	992,931
Receivable from Fund shares sold	304,234	156,474	347,845	2,427,867	1,969,376	3,673,374
Dividends receivable	363,398	478,515	880,864	1,912,172	2,010,723	1,795,117
Due from affiliates	4,067	4,955	8,468	16,891	18,784	19,535
Other	8,297	12,910	23,153	40,942	43,672	45,653
Total assets	311,295,253	415,720,295	810,336,057	1,928,689,631	2,364,330,199	2,507,442,994

LIABILITIES
Management fees payable	4,794	6,363	12,113	27,844	32,894	33,613
Service agreement fees payable	744	1,520	2,708	6,373	7,766	7,844
Distribution fees payable	2,470	5,430	12,310	31,010	37,781	38,078
Due to affiliates	5,871	6,176	7,086	9,341	10,159	10,272
Payable for securities transactions	1,286,006	1,619,970	2,018,011	8,914,211	10,178,014	9,645,192
Payable for Fund shares redeemed	40,999	159,345	172,296	978,765	2,497,779	1,344,986
Payable for trustee compensation	5,367	14,011	25,259	45,859	49,632	51,902
Accrued expenses and other payables	—	2,507	9,538	31,064	43,500	50,753
Total liabilities	1,346,251	1,815,322	2,259,321	10,044,467	12,857,525	11,182,640
NET ASSETS	$309,949,002	$413,904,973	$808,076,736	$1,918,645,164	$2,351,472,674	$2,496,260,354

NET ASSETS CONSIST OF:
Paid-in-capital	$298,881,127	$366,352,125	$711,325,562	$1,727,726,171	$2,119,984,623	$2,225,022,061
Total distributable earnings (loss)	11,067,875	47,552,848	96,751,174	190,918,993	231,488,051	271,238,293
NET ASSETS	$309,949,002	$413,904,973	$808,076,736	$1,918,645,164	$2,351,472,674	$2,496,260,354

INSTITUTIONAL CLASS:
Net assets	$252,310,392	$297,557,754	$573,892,961	$1,362,082,000	$1,670,501,674	$1,816,112,700
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,965,075	19,867,185	36,645,871	82,387,820	96,049,359	99,361,304
Net asset value per share	$14.04	$14.98	$15.66	$16.53	$17.39	$18.28

ADVISOR CLASS:
Net assets	$114,598	$198,457	$147,436	$709,492	$848,549	$1,110,114
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,159	13,254	9,413	42,945	48,848	60,788
Net asset value per share	$14.05	$14.97	$15.66	$16.52	$17.37	$18.26

PREMIER CLASS:
Net assets	$21,247,569	$43,165,169	$101,818,263	$252,423,362	$311,838,317	$311,051,847
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,514,176	2,893,536	6,532,812	15,351,193	18,016,880	17,109,156
Net asset value per share	$14.03	$14.92	$15.59	$16.44	$17.31	$18.18

RETIREMENT CLASS:
Net assets	$36,276,443	$72,983,593	$132,218,076	$303,430,310	$368,284,134	$367,985,693
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,588,057	4,920,254	8,516,651	18,528,568	21,383,044	20,336,125
Net asset value per share	$14.02	$14.83	$15.52	$16.38	$17.22	$18.10
‡ Affiliated investments, cost	$298,086,360	$368,306,553	$717,142,306	$1,738,898,111	$2,133,131,079	$2,231,834,728

54	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	55

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ■ November 30, 2018

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
ASSETS
Affiliated investments, at value‡	$2,294,680,434	$2,443,845,509	$1,582,217,992	$1,161,773,653	$451,958,372	$109,650,789
Cash	10,017,789	9,515,407	9,532,388	8,254,693	1,887,590	621,201
Receivable from securities transactions	572,379	679,646	—	—	29,464	—
Receivable from Fund shares sold	3,596,247	5,938,690	3,730,612	4,119,177	1,980,418	825,182
Dividends receivable	1,292,574	907,289	365,494	232,211	76,755	15,238
Due from affiliates	15,854	17,189	11,474	8,853	3,878	1,884
Other	43,228	49,247	25,997	17,998	5,143	1,880
Total assets	2,310,218,505	2,460,952,977	1,595,883,957	1,174,406,585	455,941,620	111,116,174

LIABILITIES
Management fees payable	29,838	30,961	19,581	14,302	5,556	1,339
Service agreement fees payable	6,784	6,936	4,751	3,929	1,827	485
Distribution fees payable	34,853	33,271	23,864	18,954	6,495	738
Due to affiliates	9,982	10,297	8,411	7,501	6,032	5,411
Payable for securities transactions	10,545,638	9,630,925	9,305,500	8,318,500	1,538,226	525,750
Payable for Fund shares redeemed	972,700	412,543	806,459	223,340	226,123	84,062
Payable for trustee compensation	49,017	55,486	29,959	20,870	6,209	1,104
Accrued expenses and other payables	41,302	48,687	32,409	25,918	37,126	—
Total liabilities	11,690,114	10,229,106	10,230,934	8,633,314	1,827,594	618,889
NET ASSETS	$2,298,528,391	$2,450,723,871	$1,585,653,023	$1,165,773,271	$454,114,026	$110,497,285

NET ASSETS CONSIST OF:
Paid-in-capital	$2,008,077,370	$2,091,393,339	$1,392,115,564	$1,030,639,618	$417,820,085	$106,429,431
Total distributable earnings (loss)	290,451,021	359,330,532	193,537,459	135,133,653	36,293,941	4,067,854
NET ASSETS	$2,298,528,391	$2,450,723,871	$1,585,653,023	$1,165,773,271	$454,114,026	$110,497,285

INSTITUTIONAL CLASS:
Net assets	$1,687,352,277	$1,867,661,681	$1,168,817,081	$825,597,184	$314,196,234	$83,236,112
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	88,120,042	94,507,477	58,791,089	41,365,137	19,665,783	6,763,146
Net asset value per share	$19.15	$19.76	$19.88	$19.96	$15.98	$12.31

ADVISOR CLASS:
Net assets	$595,906	$1,509,483	$918,001	$818,610	$491,186	$359,510
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,144	76,453	46,237	41,051	30,770	29,211
Net asset value per share	$19.13	$19.74	$19.85	$19.94	$15.96	$12.31

PREMIER CLASS:
Net assets	$284,021,219	$270,230,490	$196,888,579	$156,681,941	$54,282,687	$6,270,873
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,916,233	13,752,343	9,955,772	7,895,378	3,408,684	510,325
Net asset value per share	$19.04	$19.65	$19.78	$19.84	$15.92	$12.29

RETIREMENT CLASS:
Net assets	$326,558,989	$311,322,217	$219,029,362	$182,675,536	$85,143,919	$20,630,790
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	17,231,818	15,910,728	11,130,406	9,251,271	5,361,465	1,682,979
Net asset value per share	$18.95	$19.57	$19.68	$19.75	$15.88	$12.26
‡ Affiliated investments, cost	$2,012,150,854	$2,088,204,576	$1,390,509,923	$1,027,585,244	$415,674,670	$105,701,982

56	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	57

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ■  For the period ended November 30, 2018

	Lifecycle Index
	Retirement	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$2,487,967	$3,268,353	$5,812,813	$12,070,901	$12,211,983	$10,306,892
Total income	2,487,967	3,268,353	5,812,813	12,070,901	12,211,983	10,306,892

EXPENSES
Management fees	198,750	267,838	513,178	1,185,760	1,414,295	1,466,554
Shareholder servicing — Institutional Class	3,441	2,036	2,387	4,387	4,427	4,771
Shareholder servicing — Advisor Class	10	67	19	218	374	364
Shareholder servicing — Premier Class	39	44	59	115	128	125
Shareholder servicing — Retirement Class	47,119	96,787	170,385	395,510	472,809	471,143
Distribution fees — Premier Class	14,977	35,231	77,267	193,173	232,447	236,838
Registration fees	36,766	33,646	40,471	37,814	33,986	36,999
Administrative service fees	19,617	20,475	23,560	31,315	34,367	35,008
Professional fees	15,211	16,455	20,076	29,775	33,267	33,855
Trustee fees and expenses	2,356	2,783	5,429	13,533	16,524	17,273
Other expenses	19,588	37,845	59,634	127,128	152,360	165,435
Total expenses	357,874	513,207	912,465	2,018,728	2,394,984	2,468,365
Less: Expenses reimbursed by the investment adviser	(87,754)	(100,209)	(130,788)	(197,446)	(220,499)	(240,406)
Fee waiver by investment adviser and TPIS	(153,512)	(206,658)	(400,576)	(842,901)	(992,071)	(957,974)
Net expenses	116,608	206,340	381,101	978,381	1,182,414	1,269,985

Net investment income (loss)	2,371,359	3,062,013	5,431,712	11,092,520	11,029,569	9,036,907

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	533,970	910,642	2,869,767	2,416,773	219,251	(961,077)
Realized gain (loss) from sale of unaffiliated investments	1,031	(3,313)	851	—	—	—
Net realized gain (loss) from investments	535,001	907,329	2,870,618	2,416,773	219,251	(961,077)
Net change in unrealized appreciation (depreciation) from affiliated investments	(4,462,631)	(6,147,907)	(13,171,246)	(27,653,967)	(30,173,464)	(32,500,548)
Net realized and unrealized gain (loss) from investments	(3,927,630)	(5,240,578)	(10,300,628)	(25,237,194)	(29,954,213)	(33,461,625)
Net increase (decrease) in net assets from operations	$(1,556,271)	$(2,178,565)	$(4,868,916)	$(14,144,674)	$(18,924,644)	$(24,424,718)

58	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	59

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds ■ For the period ended November 30, 2018

	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index	Lifecycle Index
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$7,116,278	$5,005,790	$2,038,548	$1,289,920	$414,954	$80,783
Total income	7,116,278	5,005,790	2,038,548	1,289,920	414,954	80,783

EXPENSES
Management fees	1,331,238	1,415,017	895,823	649,956	244,965	57,206
Shareholder servicing — Institutional Class	4,328	5,726	4,182	5,430	3,701	3,358
Shareholder servicing — Advisor Class	168	458	351	237	127	84
Shareholder servicing — Premier Class	119	126	93	82	47	29
Shareholder servicing — Retirement Class	422,185	399,304	284,177	232,849	104,799	23,066
Distribution fees — Premier Class	215,589	207,032	148,779	116,764	38,666	4,263
Registration fees	34,167	34,801	33,376	34,826	32,002	34,117
Administrative service fees	33,827	34,968	28,406	25,185	19,984	17,937
Professional fees	32,525	33,889	25,870	22,162	16,079	13,413
Trustee fees and expenses	16,019	17,209	10,961	7,917	2,863	655
Other expenses	142,606	159,841	112,866	88,717	47,546	24,427
Total expenses	2,232,771	2,308,371	1,544,884	1,184,125	510,779	178,555
Less: Expenses reimbursed by the investment adviser	(216,556)	(235,575)	(182,825)	(160,256)	(113,056)	(91,625)
Fee waiver by investment adviser and TPIS	(843,330)	(832,878)	(531,308)	(385,866)	(137,887)	(32,068)
Net expenses	1,172,885	1,239,918	830,751	638,003	259,836	54,862

Net investment income (loss)	5,943,393	3,765,872	1,207,797	651,917	155,118	25,921

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	117,038	(917,781)	(2,930)	(339,612)	(167,510)	196,526
Realized gain (loss) from sale of unaffiliated investments	—	—	—	—	—	(23,213)
Net realized gain (loss) from investments	117,038	(917,781)	(2,930)	(339,612)	(167,510)	173,313
Net change in unrealized appreciation (depreciation) from affiliated investments	(29,703,983)	(32,127,129)	(21,752,375)	(15,850,177)	(6,419,939)	(1,915,309)
Net realized and unrealized gain (loss) from investments	(29,586,945)	(33,044,910)	(21,755,305)	(16,189,789)	(6,587,449)	(1,741,996)
Net increase (decrease) in net assets from operations	$(23,643,552)	$(29,279,038)	$(20,547,508)	$(15,537,872)	$(6,432,331)	$(1,716,075)

60	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$2,371,359	$3,803,310	$3,062,013	$7,139,285	$5,431,712	$14,090,669
Net realized gain (loss) from investments		535,001	(166,485)	907,329	354,420	2,870,618	886,970
Net change in unrealized appreciation (depreciation) from affiliated investments		(4,462,631)	4,474,264	(6,147,907)	9,180,370	(13,171,246)	21,542,756
Net increase (decrease) in net assets from operations		(1,556,271)	8,111,089	(2,178,565)	16,674,075	(4,868,916)	36,520,395

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(1,896,059)	(2,627,944)	—	(4,902,212)	—	(9,676,463)
	Advisor Class	(882)	(2,410)	—	(2,388)	—	(2,367)
	Premier Class	(140,554)	(284,854)	—	(873,882)	—	(2,003,671)
	Retirement Class	(249,876)	(743,131)	—	(1,430,924)	—	(2,351,947)
Total distributions		(2,287,371)	(3,658,339)	—	(7,209,406)	—	(14,034,448)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	49,991,369	188,712,671	57,459,758	101,136,256	98,649,307	200,771,636
	Advisor Class	4,695	—	23,000	64,000	34,562	—
	Premier Class	3,087,086	11,108,780	3,359,083	19,449,823	11,217,496	43,814,062
	Retirement Class	5,722,949	12,865,614	14,973,378	26,430,911	19,517,183	41,079,286
Reinvestments of distributions:	Institutional Class	1,856,025	2,616,934	—	4,901,918	—	9,669,419
	Advisor Class	16	—	—	—	—	—
	Premier Class	125,976	268,988	—	718,545	—	1,663,267
	Retirement Class	249,783	742,858	—	1,430,924	—	2,351,947
Redemptions:	Institutional Class	(29,502,855)	(40,478,916)	(23,852,173)	(42,105,401)	(54,693,089)	(68,850,662)
	Advisor Class	(165)	—	—	—	(28)	—
	Premier Class	(1,853,576)	(3,294,848)	(7,333,140)	(6,420,603)	(10,508,279)	(18,477,448)
	Retirement Class	(8,340,942)	(12,828,226)	(18,835,931)	(21,665,951)	(20,066,323)	(32,694,987)
Net increase (decrease) from shareholder transactions		21,340,361	159,713,855	25,793,975	83,940,422	44,150,829	179,326,520
Net increase (decrease) in net assets		17,496,719	164,166,605	23,615,410	93,405,091	39,281,913	201,812,467
NET ASSETS
Beginning of period		292,452,283	128,285,678	390,289,563	296,884,472	768,794,823	566,982,356
End of period		$309,949,002	$292,452,283	$413,904,973	$390,289,563	$808,076,736	$768,794,823

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,501,639	13,333,464	3,796,090	6,729,837	6,211,069	12,782,747
	Advisor Class	329	—	1,515	4,270	2,175	—
	Premier Class	219,029	785,327	222,393	1,303,919	712,408	2,829,750
	Retirement Class	404,551	909,959	996,098	1,777,887	1,237,561	2,649,902
Shares reinvested:	Institutional Class	129,551	185,160	—	326,359	—	616,279
	Advisor Class	1	—	—	—	—	—
	Premier Class	8,801	19,041	—	47,967	—	106,347
	Retirement Class	17,465	52,610	—	95,971	—	150,863
Shares redeemed:	Institutional Class	(2,068,767)	(2,855,965)	(1,577,413)	(2,806,254)	(3,457,261)	(4,398,544)
	Advisor Class	(12)	—	—	—	(2)	—
	Premier Class	(130,031)	(233,232)	(488,592)	(427,824)	(668,571)	(1,181,998)
	Retirement Class	(587,019)	(908,001)	(1,251,116)	(1,457,010)	(1,270,479)	(2,106,474)
Net increase (decrease) from shareholder transactions		1,495,537	11,288,363	1,698,975	5,595,122	2,766,900	11,448,872

62	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$11,092,520	$30,662,678	$11,029,569	$35,260,489	$9,036,907	$35,844,935
Net realized gain (loss) from investments		2,416,773	1,794,698	219,251	2,929,292	(961,077)	3,375,555
Net change in unrealized appreciation (depreciation) from affiliated investments		(27,653,967)	56,146,997	(30,173,464)	79,170,903	(32,500,548)	97,512,808
Net increase (decrease) in net assets from operations		(14,144,674)	88,604,373	(18,924,644)	117,360,684	(24,424,718)	136,733,298

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(19,921,975)	—	(22,997,601)	—	(24,249,824)
	Advisor Class	—	(5,014)	—	(3,576)	—	(3,147)
	Premier Class	—	(4,658,973)	—	(5,177,902)	—	(5,496,725)
	Retirement Class	—	(5,334,315)	—	(6,031,408)	—	(6,096,138)
Total distributions		—	(29,920,277)	—	(34,210,487)	—	(35,845,834)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	295,691,125	553,398,307	329,709,853	712,836,778	390,446,359	712,371,691
	Advisor Class	536,964	3,643	462,207	284,745	1,009,744	4,500
	Premier Class	23,848,838	95,420,283	29,815,368	116,576,563	22,791,503	100,310,527
	Retirement Class	42,094,931	96,860,303	37,821,885	111,200,098	46,364,630	110,972,941
Reinvestments of distributions:	Institutional Class	—	19,898,646	—	22,983,798	—	24,228,430
	Advisor Class	—	2,737	—	1,250	—	790
	Premier Class	—	3,879,055	—	4,254,268	—	4,842,647
	Retirement Class	—	5,334,315	—	6,031,408	—	6,096,138
Redemptions:	Institutional Class	(99,996,851)	(142,643,671)	(101,559,215)	(109,944,623)	(74,064,217)	(99,992,320)
	Advisor Class	(16,032)	(62,093)	(39,293)	—	(37,729)	(141)
	Premier Class	(19,944,276)	(34,275,493)	(14,850,544)	(21,734,139)	(16,059,646)	(21,669,867)
	Retirement Class	(54,748,283)	(64,909,571)	(38,875,290)	(56,712,798)	(43,750,684)	(56,890,362)
Net increase (decrease) from shareholder transactions		187,466,416	532,906,461	242,484,971	785,777,348	326,699,960	780,274,974
Net increase (decrease) in net assets		173,321,742	591,590,557	223,560,327	868,927,545	302,275,242	881,162,438
NET ASSETS
Beginning of period		1,745,323,422	1,153,732,865	2,127,912,347	1,258,984,802	2,193,985,112	1,312,822,674
End of period		$1,918,645,164	$1,745,323,422	$2,351,472,674	$2,127,912,347	$2,496,260,354	$2,193,985,112

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,610,563	33,439,469	18,626,733	41,099,106	20,938,269	39,052,724
	Advisor Class	31,853	222	26,048	16,462	53,859	247
	Premier Class	1,431,342	5,865,271	1,703,344	6,834,954	1,233,275	5,625,410
	Retirement Class	2,524,031	5,907,565	2,156,450	6,463,986	2,501,366	6,160,964
Shares reinvested:	Institutional Class	—	1,202,335	—	1,321,667	—	1,327,585
	Advisor Class	—	165	—	72	—	43
	Premier Class	—	235,237	—	245,486	—	266,372
	Retirement Class	—	324,669	—	349,444	—	336,617
Shares redeemed:	Institutional Class	(5,981,560)	(8,633,251)	(5,734,522)	(6,323,097)	(3,981,020)	(5,470,403)
	Advisor Class	(951)	(3,724)	(2,207)	—	(2,038)	(8)
	Premier Class	(1,207,454)	(2,082,551)	(849,247)	(1,251,960)	(876,445)	(1,190,286)
	Retirement Class	(3,284,901)	(3,961,274)	(2,206,275)	(3,301,167)	(2,364,628)	(3,146,410)
Net increase (decrease) from shareholder transactions		11,122,923	32,294,133	13,720,324	45,454,953	17,502,638	42,962,855

64	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	65

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds ■ For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$5,943,393	$33,406,664	$3,765,872	$34,973,254	$1,207,797	$21,321,433
Net realized gain (loss) from investments		117,038	3,607,120	(917,781)	4,467,444	(2,930)	3,029,813
Net change in unrealized appreciation (depreciation) from affiliated investments		(29,703,983)	108,241,388	(32,127,129)	133,711,756	(21,752,375)	87,588,438
Net increase (decrease) in net assets from operations		(23,643,552)	145,255,172	(29,279,038)	173,152,454	(20,547,508)	111,939,684

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(23,819,060)	—	(27,319,531)	—	(15,863,319)
	Advisor Class	—	(2,527)	—	(10,805)	—	(6,952)
	Premier Class	—	(4,904,094)	—	(4,837,986)	—	(3,489,669)
	Retirement Class	—	(5,527,403)	—	(5,006,016)	—	(3,571,484)
Total distributions		—	(34,253,084)	—	(37,174,338)	—	(22,931,424)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	310,638,474	616,039,616	328,622,422	592,562,817	236,763,463	434,592,528
	Advisor Class	481,113	8,860	1,273,208	315,805	580,361	272,573
	Premier Class	23,934,168	90,385,175	23,800,231	75,443,138	16,730,206	53,960,909
	Retirement Class	37,204,093	103,212,699	41,043,278	99,939,177	28,706,286	72,786,664
Reinvestments of distributions:	Institutional Class	—	23,805,900	—	27,300,471	—	15,851,051
	Advisor Class	—	—	—	8,210	—	4,373
	Premier Class	—	4,342,693	—	4,558,762	—	3,270,946
	Retirement Class	—	5,527,403	—	5,006,015	—	3,571,483
Redemptions:	Institutional Class	(59,384,720)	(81,082,285)	(52,550,878)	(54,614,062)	(34,725,657)	(39,091,193)
	Advisor Class	(5,277)	—	(271,173)	(11,387)	(65,351)	—
	Premier Class	(13,407,275)	(19,851,889)	(14,587,435)	(21,001,673)	(8,874,763)	(14,621,868)
	Retirement Class	(39,353,283)	(51,983,082)	(36,484,247)	(44,729,304)	(26,845,136)	(42,791,937)
Net increase (decrease) from shareholder transactions		260,107,293	690,405,090	290,845,406	684,777,969	212,269,409	487,805,529
Net increase (decrease) in net assets		236,463,741	801,407,178	261,566,368	820,756,085	191,721,901	576,813,789
NET ASSETS
Beginning of period		2,062,064,650	1,260,657,472	2,189,157,503	1,368,401,418	1,393,931,122	817,117,333
End of period		$2,298,528,391	$2,062,064,650	$2,450,723,871	$2,189,157,503	$1,585,653,023	$1,393,931,122

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,906,322	32,274,539	16,245,407	30,168,169	11,615,752	22,022,012
	Advisor Class	24,522	463	62,430	15,970	28,405	14,390
	Premier Class	1,231,610	4,848,650	1,182,924	3,933,077	829,955	2,801,987
	Retirement Class	1,917,924	5,478,166	2,036,576	5,122,571	1,419,380	3,724,806
Shares reinvested:	Institutional Class	—	1,247,035	—	1,387,924	—	801,773
	Advisor Class	—	—	—	418	—	221
	Premier Class	—	228,443	—	232,827	—	166,122
	Retirement Class	—	291,838	—	256,456	—	182,125
Shares redeemed:	Institutional Class	(3,038,296)	(4,248,802)	(2,605,948)	(2,781,252)	(1,709,075)	(1,975,845)
	Advisor Class	(273)	—	(13,402)	(590)	(3,167)	—
	Premier Class	(698,115)	(1,037,705)	(739,056)	(1,063,589)	(443,543)	(735,767)
	Retirement Class	(2,023,044)	(2,756,222)	(1,824,359)	(2,307,741)	(1,333,218)	(2,192,870)
Net increase (decrease) from shareholder transactions		13,320,650	36,326,405	14,344,572	34,964,240	10,404,489	24,808,954

66	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	67

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ■ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$651,917	$15,123,781	$155,118	$5,037,785	$25,921	$958,816
Net realized gain (loss) from investments		(339,612)	2,096,371	(167,510)	809,028	173,313	66,673
Net change in unrealized appreciation (depreciation) from affiliated investments		(15,850,177)	63,548,447	(6,419,939)	20,699,332	(1,915,309)	3,519,274
Net increase (decrease) in net assets from operations		(15,537,872)	80,768,599	(6,432,331)	26,546,145	(1,716,075)	4,544,763

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(10,853,622)	—	(3,498,279)	—	(778,729)
	Advisor Class	—	(4,379)	—	(2,619)	—	(2,598)
	Premier Class	—	(2,603,468)	—	(725,104)	—	(63,859)
	Retirement Class	—	(2,847,319)	—	(1,128,152)	—	(174,671)
Total distributions		—	(16,308,788)	—	(5,354,154)	—	(1,019,857)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	195,074,693	304,803,588	94,140,493	137,275,556	35,528,160	44,303,478
	Advisor Class	646,298	986	388,151	12,925	211,529	26,721
	Premier Class	15,696,260	44,061,001	9,650,425	24,641,062	1,943,082	4,686,892
	Retirement Class	25,827,870	61,835,162	17,359,148	32,928,816	7,506,657	11,245,968
Reinvestments of distributions:	Institutional Class	—	10,839,962	—	3,493,969	—	573,659
	Advisor Class	—	1,819	—	13	—	—
	Premier Class	—	2,499,864	—	691,068	—	35,370
	Retirement Class	—	2,847,318	—	1,127,859	—	151,215
Redemptions:	Institutional Class	(26,083,531)	(33,959,904)	(14,967,266)	(12,878,298)	(9,098,924)	(7,877,798)
	Advisor Class	(16,530)	(38,993)	(26,776)	(878)	(2,495)	—
	Premier Class	(5,922,580)	(10,696,793)	(2,492,049)	(4,001,542)	(638,407)	(1,723,000)
	Retirement Class	(19,058,867)	(27,960,991)	(9,168,273)	(11,936,764)	(2,015,966)	(2,103,597)
Net increase (decrease) from shareholder transactions		186,163,613	354,233,019	94,883,853	171,353,786	33,433,636	49,318,908
Net increase (decrease) in net assets		170,625,741	418,692,830	88,451,522	192,545,777	31,717,561	52,843,814
NET ASSETS
Beginning of period		995,147,530	576,454,700	365,662,504	173,116,727	78,779,724	25,935,910
End of period		$1,165,773,271	$995,147,530	$454,114,026	$365,662,504	$110,497,285	$78,779,724

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,539,844	15,400,122	5,750,086	8,663,159	2,811,822	3,622,733
	Advisor Class	31,352	50	23,578	814	16,797	2,182
	Premier Class	776,277	2,273,166	594,652	1,583,712	155,461	381,363
	Retirement Class	1,274,715	3,161,101	1,064,133	2,089,651	598,490	925,043
Shares reinvested:	Institutional Class	—	546,369	—	220,162	—	46,944
	Advisor Class	—	92	—	1	—	—
	Premier Class	—	126,575	—	43,628	—	2,894
	Retirement Class	—	144,681	—	71,339	—	12,395
Shares redeemed:	Institutional Class	(1,277,915)	(1,710,529)	(917,678)	(808,497)	(721,839)	(644,315)
	Advisor Class	(814)	(2,023)	(1,609)	(54)	(203)	—
	Premier Class	(294,365)	(540,163)	(153,762)	(250,650)	(50,561)	(139,272)
	Retirement Class	(943,635)	(1,429,796)	(563,787)	(759,909)	(159,579)	(173,895)
Net increase (decrease) from shareholder transactions		9,105,459	17,969,645	5,795,613	10,853,356	2,650,388	4,036,072
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholder and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

68	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	69

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	11/30/18	#	$14.22	$0.11		$(0.18)		$(0.07)	$(0.11)	$ —	$(0.11)	$14.04	(0.43)%[b]	$252,310		0.19%[c,f]		0.04%[c,f]		1.42%[c]		8%[b]
	5/31/18		13.81	0.29		0.43		0.72	(0.29)	(0.02)	(0.31)	14.22	5.16	233,165		0.21	[e]	0.00	[e]	2.09		26
	5/31/17		13.09	0.25		0.76		1.01	(0.26)	(0.03)	(0.29)	13.81	7.81	79,296		0.27	[e]	0.00	[e]	1.90		40
	5/31/16		13.35	0.24		(0.24)		0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10	39,882		0.31	[e]	0.02	[e]	1.88		41
	5/31/15		13.06	0.27		0.33		0.60	(0.28)	(0.03)	(0.31)	13.35	4.66	28,537		0.34	[e]	0.04	[e]	2.08		35
	5/31/14		12.29	0.24		0.84		1.08	(0.24)	(0.07)	(0.31)	13.06	8.87	22,907		0.44	[e]	0.04	[e]	1.90		26
Advisor Class:	11/30/18	#	14.22	0.11		(0.17)		(0.06)	(0.11)	—	(0.11)	14.05	(0.36)[b]	115		0.21	[c,f]	0.05	[c,f]	1.41	[c]	8	[b]
	5/31/18		13.82	0.30		0.41		0.71	(0.29)	(0.02)	(0.31)	14.22	5.07	111		0.21	[e]	0.01	[e]	2.13		26
	5/31/17		13.09	0.27		0.75		1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108		0.29	[e]	0.03	[e]	2.03		40
	5/31/16	‡	13.07	0.07		0.14		0.21	(0.17)	(0.02)	(0.19)	13.09	1.68 [b]	103		0.34	[c,e]	0.03	[c,e]	1.20	[c]	41
Premier Class:	11/30/18	#	14.20	0.10		(0.17)		(0.07)	(0.10)	—	(0.10)	14.03	(0.50)[b]	21,248		0.34	[c,f]	0.19	[c,f]	1.28	[c]	8	[b]
	5/31/18		13.81	0.28		0.40		0.68	(0.27)	(0.02)	(0.29)	14.20	4.94	20,117		0.35	[e]	0.15	[e]	2.00		26
	5/31/17		13.08	0.26		0.74		1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670		0.41	[e]	0.15	[e]	1.95		40
	5/31/16		13.34	0.24		(0.26)		(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)	12,694		0.46	[e]	0.17	[e]	1.87		41
	5/31/15		13.05	0.25		0.33		0.58	(0.26)	(0.03)	(0.29)	13.34	4.50	9,788		0.49	[e]	0.19	[e]	1.90		35
	5/31/14		12.29	0.22		0.83		1.05	(0.22)	(0.07)	(0.29)	13.05	8.63	9,550		0.59	[e]	0.19	[e]	1.75		26
Retirement Class:	11/30/18	#	14.19	0.10		(0.18)		(0.08)	(0.09)	—	(0.09)	14.02	(0.48)[b]	36,276		0.44	[c,f]	0.28	[c,f]	1.18	[c]	8	[b]
	5/31/18		13.79	0.26		0.42		0.68	(0.26)	(0.02)	(0.28)	14.19	4.83	39,058		0.45	[e]	0.25	[e]	1.88		26
	5/31/17		13.07	0.23		0.75		0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211		0.51	[e]	0.25	[e]	1.70		40
	5/31/16		13.33	0.21		(0.23)		(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)	22,078		0.61	[e]	0.27	[e]	1.65		41
	5/31/15		13.05	0.25		0.31		0.56	(0.25)	(0.03)	(0.28)	13.33	4.35	8,778		0.65	[e]	0.29	[e]	1.95		35
	5/31/14		12.29	0.20		0.84		1.04	(0.21)	(0.07)	(0.28)	13.05	8.53	1,696		0.76	[e]	0.29	[e]	1.60		26
LIFECYCLE INDEX 2010 FUND
Institutional Class:	11/30/18	#	15.04	0.12		(0.18)		(0.06)	—	—	—	14.98	(0.40)[b]	297,558		0.19	[c,f]	0.04	[c,f]	1.39	[c]	9	[b]
	5/31/18		14.59	0.32		0.45		0.77	(0.29)	(0.03)	(0.32)	15.04	5.29	265,521		0.15	[e]	0.00	[e]	2.13		16
	5/31/17		13.76	0.29		0.85		1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420		0.16	[e]	0.00	[e]	2.04		16
	5/31/16		14.07	0.27		(0.29)		(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)	153,329		0.17	[e]	0.02	[e]	2.01		24
	5/31/15		13.72	0.29		0.38		0.67	(0.29)	(0.03)	(0.32)	14.07	4.96	122,842		0.17	[e]	0.04	[e]	2.12		14
	5/31/14		12.81	0.25		1.02		1.27	(0.24)	(0.12)	(0.36)	13.72	10.02	109,776		0.19	[e]	0.05	[e]	1.92		17
Advisor Class:	11/30/18	#	15.05	0.11		(0.19)		(0.08)	—	—	—	14.97	(0.47)[b]	198		0.25	[c,f]	0.11	[c,f]	1.31	[c]	9	[b]
	5/31/18		14.59	0.31		0.47		0.78	(0.29)	(0.03)	(0.32)	15.05	5.28	177		0.17	[e]	0.02	[e]	2.06		16
	5/31/17		13.77	0.29		0.84		1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109		0.18	[e]	0.02	[e]	2.04		16
	5/31/16	‡	13.84	0.08		0.14		0.22	(0.26)	(0.03)	(0.29)	13.77	1.65 [b]	103		0.20	[c,e]	0.03	[c,e]	1.19	[c]	24
Premier Class:	11/30/18	#	15.00	0.11		(0.19)		(0.08)	—	—	—	14.92	(0.47)[b]	43,165		0.33	[c,f]	0.18	[c,f]	1.24	[c]	9	[b]
	5/31/18		14.54	0.30		0.47		0.77	(0.28)	(0.03)	(0.31)	15.00	5.18	47,385		0.30	[e]	0.15	[e]	2.03		16
	5/31/17		13.73	0.27		0.83		1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513		0.31	[e]	0.15	[e]	1.92		16
	5/31/16		14.04	0.25		(0.29)		(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)	26,787		0.32	[e]	0.17	[e]	1.86		24
	5/31/15		13.68	0.27		0.39		0.66	(0.27)	(0.03)	(0.30)	14.04	4.89	23,379		0.32	[e]	0.19	[e]	1.97		14
	5/31/14		12.77	0.21		1.03		1.24	(0.21)	(0.12)	(0.33)	13.68	9.85	22,820		0.34	[e]	0.20	[e]	1.62		17
Retirement Class:	11/30/18	#	14.92	0.10		(0.19)		(0.09)	—	—	—	14.83	(0.54)[b]	72,984		0.43	[c,f]	0.28	[c,f]	1.14	[c]	9	[b]
	5/31/18		14.47	0.28		0.46		0.74	(0.26)	(0.03)	(0.29)	14.92	5.02	77,207		0.40	[e]	0.25	[e]	1.88		16
	5/31/17		13.66	0.26		0.83		1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843		0.41	[e]	0.25	[e]	1.83		16
	5/31/16		13.97	0.23		(0.28)		(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)	50,981		0.47	[e]	0.27	[e]	1.74		24
	5/31/15		13.63	0.25		0.38		0.63	(0.26)	(0.03)	(0.29)	13.97	4.70	41,362		0.47	[e]	0.29	[e]	1.83		14
	5/31/14		12.74	0.19		1.03		1.22	(0.21)	(0.12)	(0.33)	13.63	9.70	26,305		0.49	[e]	0.30	[e]	1.49		17

70	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2015 FUND
Institutional Class:	11/30/18	#	$15.74	$0.11		$(0.19)		$(0.08)	$ —	$ —	$ —	$15.66	(0.45)%[b]	$ 573,893		0.17%[c,f]		0.03%[c,f]		1.29%[c]		8%[b]
	5/31/18		15.15	0.34		0.58		0.92	(0.30)	(0.03)	(0.33)	15.74	6.01	533,409		0.13	[e]	0.00	[e]	2.16		11
	5/31/17		14.20	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.15	9.28	377,197		0.14	[e]	0.01	[e]	2.05		14
	5/31/16		14.57	0.29		(0.34)		(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164		0.15	[e]	0.03	[e]	2.05		22
	5/31/15		14.14	0.31		0.44		0.75	(0.30)	(0.02)	(0.32)	14.57	5.37	221,139		0.14	[e]	0.05	[e]	2.13		12
	5/31/14		13.07	0.26		1.15		1.41	(0.24)	(0.10)	(0.34)	14.14	10.97	191,164		0.16	[e]	0.06	[e]	1.94		16
Advisor Class:	11/30/18	#	15.74	0.11		(0.19)		(0.08)	—	—	—	15.66	(0.51)[b]	147		0.19	[c,f]	0.06	[c,f]	1.26	[c]	8	[b]
	5/31/18		15.16	0.33		0.58		0.91	(0.30)	(0.03)	(0.33)	15.74	5.99	114		0.14	[e]	0.01	[e]	2.13		11
	5/31/17		14.21	0.30		1.00		1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110		0.15	[e]	0.02	[e]	2.07		14
	5/31/16	‡	14.31	0.08		0.13		0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103		0.17	[c,e]	0.04	[c,e]	1.16	[c]	22
Premier Class:	11/30/18	#	15.68	0.10		(0.19)		(0.09)	—	—	—	15.59	(0.51)[b]	101,818		0.31	[c,f]	0.18	[c,f]	1.14	[c]	8	[b]
	5/31/18		15.10	0.32		0.57		0.89	(0.28)	(0.03)	(0.31)	15.68	5.83	101,715		0.28	[e]	0.15	[e]	2.05		11
	5/31/17		14.15	0.28		1.00		1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489		0.29	[e]	0.16	[e]	1.92		14
	5/31/16		14.52	0.27		(0.35)		(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129		0.30	[e]	0.18	[e]	1.91		22
	5/31/15		14.10	0.28		0.43		0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574		0.29	[e]	0.20	[e]	1.96		12
	5/31/14		13.02	0.22		1.18		1.40	(0.22)	(0.10)	(0.32)	14.10	10.92	53,952		0.31	[e]	0.21	[e]	1.67		16
Retirement Class:	11/30/18	#	15.62	0.09		(0.19)		(0.10)	—	—	—	15.52	(0.64)[b]	132,218		0.41	[c,f]	0.28	[c,f]	1.04	[c]	8	[b]
	5/31/18		15.05	0.29		0.58		0.87	(0.27)	(0.03)	(0.30)	15.62	5.73	133,557		0.38	[e]	0.25	[e]	1.87		11
	5/31/17		14.11	0.26		1.00		1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186		0.39	[e]	0.26	[e]	1.81		14
	5/31/16		14.48	0.24		(0.33)		(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677		0.45	[e]	0.28	[e]	1.75		22
	5/31/15		14.06	0.26		0.45		0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781		0.44	[e]	0.30	[e]	1.85		12
	5/31/14		13.00	0.21		1.16		1.37	(0.21)	(0.10)	(0.31)	14.06	10.73	39,234		0.46	[e]	0.31	[e]	1.53		16
LIFECYCLE INDEX 2020 FUND
Institutional Class:	11/30/18	#	16.63	0.10		(0.20)		(0.10)	—	—	—	16.53	(0.54)[b]	1,362,082		0.15	[c,f]	0.04	[c,f]	1.16	[c]	5	[b]
	5/31/18		15.87	0.36		0.73		1.09	(0.31)	(0.02)	(0.33)	16.63	6.85	1,176,623		0.12	[e]	0.01	[e]	2.17		8
	5/31/17		14.70	0.31		1.21		1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.15	0.30		(0.43)		(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790		0.13	[e]	0.04	[e]	2.08		15
	5/31/15		14.62	0.32		0.53		0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209		0.13	[e]	0.06	[e]	2.13		9
	5/31/14		13.32	0.27		1.36		1.63	(0.25)	(0.08)	(0.33)	14.62	12.42	260,171		0.15	[e]	0.06	[e]	1.95		10
Advisor Class:	11/30/18	#	16.62	0.10		(0.20)		(0.10)	—	—	—	16.52	(0.60)[b]	709		0.24	[c,f]	0.13	[c,f]	1.05	[c]	5	[b]
	5/31/18		15.86	0.36		0.72		1.08	(0.30)	(0.02)	(0.32)	16.62	6.85	200		0.18	[e]	0.07	[e]	2.17		8
	5/31/17		14.70	0.37		1.14		1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244		0.18	[e]	0.06	[e]	2.44		9
	5/31/16	‡	14.83	0.08		0.10		0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103		0.16	[c,e]	0.05	[c,e]	1.09	[c]	15
Premier Class:	11/30/18	#	16.55	0.09		(0.20)		(0.11)	—	—	—	16.44	(0.66)[b]	252,423		0.30	[c,f]	0.19	[c,f]	1.01	[c]	5	[b]
	5/31/18		15.80	0.33		0.73		1.06	(0.29)	(0.02)	(0.31)	16.55	6.75	250,375		0.27	[e]	0.16	[e]	2.02		8
	5/31/17		14.64	0.30		1.19		1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521		0.28	[e]	0.17	[e]	1.95		9
	5/31/16		15.09	0.28		(0.43)		(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778		0.28	[e]	0.19	[e]	1.97		15
	5/31/15		14.57	0.29		0.53		0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293		0.28	[e]	0.21	[e]	1.98		9
	5/31/14		13.27	0.24		1.37		1.61	(0.23)	(0.08)	(0.31)	14.57	12.30	104,180		0.30	[e]	0.21	[e]	1.71		10
Retirement Class:	11/30/18	#	16.49	0.08		(0.19)		(0.11)	—	—	—	16.38	(0.67)[b]	303,430		0.40	[c,f]	0.29	[c,f]	0.91	[c]	5	[b]
	5/31/18		15.74	0.30		0.74		1.04	(0.27)	(0.02)	(0.29)	16.49	6.66	318,125		0.37	[e]	0.26	[e]	1.86		8
	5/31/17		14.60	0.28		1.18		1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914		0.38	[e]	0.27	[e]	1.85		9
	5/31/16		15.04	0.26		(0.41)		(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443		0.43	[e]	0.29	[e]	1.84		15
	5/31/15		14.54	0.28		0.52		0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353		0.43	[e]	0.31	[e]	1.93		9
	5/31/14		13.25	0.22		1.38		1.60	(0.23)	(0.08)	(0.31)	14.54	12.19	49,705		0.45	[e]	0.31	[e]	1.58		10

72	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2025 FUND
Institutional Class:	11/30/18	#	$17.51	$0.09		$(0.21)		$(0.12)	$ —	$ —	$ —	$17.39	(0.69)%[b]	$1,670,502		0.15%[c,f]		0.04%[c,f]		0.98%[c]		4%[b]
	5/31/18		16.54	0.37		0.95		1.32	(0.33)	(0.02)	(0.35)	17.51	7.99	1,456,072		0.12	[e]	0.01	[e]	2.14		7
	5/31/17		15.14	0.33		1.44		1.77	(0.31)	(0.06)	(0.37)	16.54	11.90	778,157		0.13	[e]	0.02	[e]	2.07		9
	5/31/16		15.69	0.32		(0.53)		(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137		0.13	[e]	0.04	[e]	2.15		9
	5/31/15		15.09	0.33		0.61		0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862		0.13	[e]	0.07	[e]	2.15		6
	5/31/14		13.57	0.28		1.58		1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258		0.15	[e]	0.07	[e]	1.96		11
Advisor Class:	11/30/18	#	17.50	0.08		(0.21)		(0.13)	—	—	—	17.37	(0.69)[b]	849		0.26	[c,f]	0.15	[c,f]	0.86	[c]	4	[b]
	5/31/18		16.53	0.31		1.00		1.31	(0.32)	(0.02)	(0.34)	17.50	7.89	438		0.21	[e]	0.09	[e]	1.82		7
	5/31/17		15.14	0.32		1.44		1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140		0.15	[e]	0.04	[e]	2.06		9
	5/31/16	‡	15.32	0.07		0.08		0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103		0.16	[c,e]	0.05	[c,e]	1.01	[c]	9
Premier Class:	11/30/18	#	17.44	0.08		(0.21)		(0.13)	—	—	—	17.31	(0.69)[b]	311,838		0.30	[c,f]	0.19	[c,f]	0.83	[c]	4	[b]
	5/31/18		16.47	0.35		0.95		1.30	(0.31)	(0.02)	(0.33)	17.44	7.84	299,291		0.27	[e]	0.16	[e]	2.01		7
	5/31/17		15.09	0.31		1.42		1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729		0.28	[e]	0.17	[e]	1.98		9
	5/31/16		15.63	0.30		(0.52)		(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200		0.28	[e]	0.19	[e]	2.01		9
	5/31/15		15.04	0.30		0.61		0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947		0.28	[e]	0.22	[e]	1.97		6
	5/31/14		13.53	0.24		1.59		1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691		0.30	[e]	0.22	[e]	1.70		11
Retirement Class:	11/30/18	#	17.36	0.07		(0.21)		(0.14)	—	—	—	17.22	(0.81)[b]	368,284		0.40	[c,f]	0.29	[c,f]	0.73	[c]	4	[b]
	5/31/18		16.40	0.31		0.96		1.27	(0.29)	(0.02)	(0.31)	17.36	7.76	372,112		0.37	[e]	0.26	[e]	1.84		7
	5/31/17		15.04	0.29		1.41		1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959		0.38	[e]	0.27	[e]	1.86		9
	5/31/16		15.58	0.27		(0.50)		(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093		0.43	[e]	0.29	[e]	1.86		9
	5/31/15		15.00	0.29		0.60		0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991		0.43	[e]	0.32	[e]	1.93		6
	5/31/14		13.50	0.21		1.60		1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436		0.45	[e]	0.32	[e]	1.46		11
LIFECYCLE INDEX 2030 FUND
Institutional Class:	11/30/18	#	18.42	0.08		(0.22)		(0.14)	—	—	—	18.28	(0.76)[b]	1,816,113		0.15	[c,f]	0.05	[c,f]	0.79	[c]	3	[b]
	5/31/18		17.23	0.38		1.19		1.57	(0.35)	(0.03)	(0.38)	18.42	9.10	1,517,858		0.12	[e]	0.02	[e]	2.11		5
	5/31/17		15.60	0.34		1.69		2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138		0.13	[e]	0.03	[e]	2.09		6
	5/31/16		16.25	0.34		(0.62)		(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539		0.13	[e]	0.05	[e]	2.19		7
	5/31/15		15.56	0.34		0.70		1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424		0.13	[e]	0.07	[e]	2.15		5
	5/31/14		13.84	0.29		1.80		2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951		0.15	[e]	0.08	[e]	1.95		10
Advisor Class:	11/30/18	#	18.41	0.07		(0.22)		(0.15)	—	—	—	18.26	(0.81)[b]	1,110		0.25	[c,f]	0.15	[c,f]	0.70	[c]	3	[b]
	5/31/18		17.22	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.41	9.00	165		0.21	[e]	0.11	[e]	2.00		5
	5/31/17		15.60	0.32		1.70		2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150		0.17	[e]	0.07	[e]	1.97		6
	5/31/16	‡	15.83	0.07		0.06		0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103		0.16	[c,e]	0.07	[c,e]	0.93	[c]	7
Premier Class:	11/30/18	#	18.34	0.06		(0.22)		(0.16)	—	—	—	18.18	(0.82)[b]	311,052		0.30	[c,f]	0.20	[c,f]	0.64	[c]	3	[b]
	5/31/18		17.15	0.36		1.19		1.55	(0.33)	(0.03)	(0.36)	18.34	8.95	307,155		0.27	[e]	0.17	[e]	1.97		5
	5/31/17		15.54	0.32		1.67		1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717		0.28	[e]	0.18	[e]	1.98		6
	5/31/16		16.19	0.32		(0.63)		(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863		0.28	[e]	0.20	[e]	2.06		7
	5/31/15		15.50	0.32		0.70		1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175		0.28	[e]	0.22	[e]	2.00		5
	5/31/14		13.80	0.25		1.80		2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285		0.30	[e]	0.23	[e]	1.70		10
Retirement Class:	11/30/18	#	18.26	0.05		(0.21)		(0.16)	—	—	—	18.10	(0.82)[b]	367,986		0.40	[c,f]	0.30	[c,f]	0.54	[c]	3	[b]
	5/31/18		17.08	0.33		1.19		1.52	(0.31)	(0.03)	(0.34)	18.26	8.82	368,806		0.37	[e]	0.27	[e]	1.81		5
	5/31/17		15.48	0.31		1.66		1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818		0.38	[e]	0.28	[e]	1.92		6
	5/31/16		16.13	0.29		(0.61)		(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906		0.43	[e]	0.30	[e]	1.93		7
	5/31/15		15.46	0.31		0.69		1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242		0.43	[e]	0.32	[e]	2.00		5
	5/31/14		13.77	0.21		1.82		2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318		0.45	[e]	0.33	[e]	1.45		10

74	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2035 FUND
Institutional Class:	11/30/18	#	$19.32	$0.06		$(0.23)		$(0.17)	$ —	$ —	$ —	$19.15	(0.83)%[b]	$1,687,352		0.14%[c,f]		0.05%[c,f]		0.60%[c]		3%[b]
	5/31/18		17.89	0.40		1.43		1.83	(0.37)	(0.03)	(0.40)	19.32	10.17	1,453,606		0.12	[e]	0.02	[e]	2.09		5
	5/31/17		16.01	0.35		1.95		2.30	(0.34)	(0.08)	(0.42)	17.89	14.60	822,392		0.13	[e]	0.03	[e]	2.09		5
	5/31/16		16.77	0.34		(0.72)		(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103		0.13	[e]	0.06	[e]	2.19		6
	5/31/15		16.01	0.35		0.78		1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682		0.13	[e]	0.08	[e]	2.15		5
	5/31/14		14.08	0.29		2.02		2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719		0.15	[e]	0.08	[e]	1.96		9
Advisor Class:	11/30/18	#	19.31	0.05		(0.23)		(0.18)	—	—	—	19.13	(0.93)[b]	596		0.23	[c,f]	0.14	[c,f]	0.52	[c]	3	[b]
	5/31/18		17.88	0.38		1.44		1.82	(0.36)	(0.03)	(0.39)	19.31	10.22	133		0.14	[e]	0.04	[e]	2.02		5
	5/31/17		16.00	0.36		1.94		2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115		0.14	[e]	0.04	[e]	2.13		5
	5/31/16	‡	16.29	0.06		0.02		0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103		0.16	[c,e]	0.07	[c,e]	0.78	[c]	6
Premier Class:	11/30/18	#	19.22	0.04		(0.22)		(0.18)	—	—	—	19.04	(0.94)[b]	284,021		0.29	[c,f]	0.20	[c,f]	0.44	[c]	3	[b]
	5/31/18		17.81	0.37		1.41		1.78	(0.34)	(0.03)	(0.37)	19.22	10.03	276,476		0.27	[e]	0.17	[e]	1.95		5
	5/31/17		15.94	0.33		1.94		2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167		0.28	[e]	0.18	[e]	1.98		5
	5/31/16		16.71	0.32		(0.74)		(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478		0.28	[e]	0.21	[e]	2.06		6
	5/31/15		15.95	0.32		0.79		1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817		0.28	[e]	0.23	[e]	1.99		5
	5/31/14		14.03	0.25		2.03		2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943		0.30	[e]	0.23	[e]	1.69		9
Retirement Class:	11/30/18	#	19.14	0.03		(0.22)		(0.19)	—	—	—	18.95	(0.99)[b]	326,559		0.39	[c,f]	0.30	[c,f]	0.34	[c]	3	[b]
	5/31/18		17.73	0.33		1.43		1.76	(0.32)	(0.03)	(0.35)	19.14	9.97	331,850		0.37	[e]	0.27	[e]	1.78		5
	5/31/17		15.88	0.31		1.93		2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984		0.38	[e]	0.28	[e]	1.85		5
	5/31/16		16.66	0.30		(0.73)		(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061		0.44	[e]	0.31	[e]	1.94		6
	5/31/15		15.91	0.31		0.78		1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803		0.43	[e]	0.33	[e]	1.91		5
	5/31/14		14.00	0.22		2.04		2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019		0.45	[e]	0.33	[e]	1.45		9
LIFECYCLE INDEX 2040 FUND
Institutional Class:	11/30/18	#	19.96	0.04		(0.24)		(0.20)	—	—	—	19.76	(0.95)[b]	1,867,662		0.14	[c,f]	0.05	[c,f]	0.37	[c]	2	[b]
	5/31/18		18.30	0.39		1.68		2.07	(0.38)	(0.03)	(0.41)	19.96	11.32	1,613,765		0.12	[e]	0.03	[e]	2.02		3
	5/31/17		16.19	0.36		2.19		2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151		0.13	[e]	0.04	[e]	2.08		5
	5/31/16		17.08	0.35		(0.84)		(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811		0.13	[e]	0.06	[e]	2.20		4
	5/31/15		16.25	0.36		0.85		1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814		0.13	[e]	0.08	[e]	2.17		6
	5/31/14		14.19	0.30		2.15		2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218		0.15	[e]	0.08	[e]	1.95		8
Advisor Class:	11/30/18	#	19.94	0.03		(0.23)		(0.20)	—	—	—	19.74	(1.00)[b]	1,509		0.22	[c,f]	0.13	[c,f]	0.30	[c]	2	[b]
	5/31/18		18.29	0.50		1.55		2.05	(0.37)	(0.03)	(0.40)	19.94	11.29	547		0.23	[e]	0.14	[e]	2.53		3
	5/31/17		16.19	0.55		1.99		2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213		0.18	[e]	0.09	[e]	3.19		5
	5/31/16	‡	16.54	0.05		(0.01)		0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103		0.16	[c,e]	0.08	[c,e]	0.63	[c]	4
Premier Class:	11/30/18	#	19.86	0.02		(0.23)		(0.21)	—	—	—	19.65	(1.06)[b]	270,230		0.29	[c,f]	0.20	[c,f]	0.22	[c]	2	[b]
	5/31/18		18.21	0.37		1.67		2.04	(0.36)	(0.03)	(0.39)	19.86	11.24	264,272		0.27	[e]	0.18	[e]	1.88		3
	5/31/17		16.12	0.33		2.18		2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887		0.28	[e]	0.19	[e]	1.95		5
	5/31/16		17.01	0.33		(0.85)		(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148		0.28	[e]	0.21	[e]	2.07		4
	5/31/15		16.19	0.33		0.85		1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991		0.28	[e]	0.23	[e]	1.99		6
	5/31/14		14.14	0.26		2.16		2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589		0.30	[e]	0.23	[e]	1.70		8
Retirement Class:	11/30/18	#	19.78	0.01		(0.22)		(0.21)	—	—	—	19.57	(1.06)[b]	311,322		0.39	[c,f]	0.30	[c,f]	0.12	[c]	2	[b]
	5/31/18		18.15	0.33		1.67		2.00	(0.34)	(0.03)	(0.37)	19.78	11.05	310,574		0.37	[e]	0.28	[e]	1.70		3
	5/31/17		16.07	0.32		2.17		2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150		0.38	[e]	0.29	[e]	1.89		5
	5/31/16		16.96	0.31		(0.84)		(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347		0.43	[e]	0.31	[e]	1.94		4
	5/31/15		16.15	0.32		0.84		1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281		0.43	[e]	0.33	[e]	1.92		6
	5/31/14		14.12	0.24		2.15		2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725		0.45	[e]	0.33	[e]	1.58		8

76	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2045 FUND
Institutional Class:	11/30/18	#	$20.09	$0.02		$(0.23)		$(0.21)	$ —	$ —	$ —	$19.88	(1.05)%[b]	$1,168,817		0.15%[c,f]		0.05%[c,f]		0.22%[c]		2%[b]
	5/31/18		18.32	0.40		1.78		2.18	(0.38)	(0.03)	(0.41)	20.09	11.97	982,189		0.13	[e]	0.03	[e]	2.02		3
	5/31/17		16.13	0.35		2.27		2.62	(0.35)	(0.08)	(0.43)	18.32	16.51	513,660		0.14	[e]	0.04	[e]	2.06		4
	5/31/16		17.00	0.35		(0.83)		(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626		0.15	[e]	0.06	[e]	2.20		8
	5/31/15		16.17	0.36		0.85		1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644		0.15	[e]	0.08	[e]	2.17		5
	5/31/14		14.10	0.29		2.14		2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011		0.18	[e]	0.08	[e]	1.94		13
Advisor Class:	11/30/18	#	20.08	0.01		(0.24)		(0.23)	—	—	—	19.85	(1.15)[b]	918		0.25	[c,f]	0.16	[c,f]	0.12	[c]	2	[b]
	5/31/18		18.32	0.37		1.79		2.16	(0.37)	(0.03)	(0.40)	20.08	11.85	422		0.25	[e]	0.15	[e]	1.88		3
	5/31/17		16.12	0.36		2.27		2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117		0.15	[e]	0.05	[e]	2.11		4
	5/31/16	‡	16.46	0.04		0.00		0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103		0.17	[c,e]	0.08	[c,e]	0.59	[c]	8
Premier Class:	11/30/18	#	20.00	0.01		(0.23)		(0.22)	—	—	—	19.78	(1.10)[b]	196,889		0.30	[c,f]	0.20	[c,f]	0.07	[c]	2	[b]
	5/31/18		18.24	0.36		1.79		2.15	(0.36)	(0.03)	(0.39)	20.00	11.83	191,402		0.28	[e]	0.18	[e]	1.86		3
	5/31/17		16.06	0.33		2.26		2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862		0.29	[e]	0.19	[e]	1.96		4
	5/31/16		16.94	0.33		(0.85)		(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446		0.30	[e]	0.21	[e]	2.06		8
	5/31/15		16.11	0.33		0.86		1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809		0.30	[e]	0.23	[e]	2.00		5
	5/31/14		14.05	0.26		2.14		2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580		0.33	[e]	0.23	[e]	1.75		13
Retirement Class:	11/30/18	#	19.91	(0.00)[d]		(0.23)		(0.23)	—	—	—	19.68	(1.16)[b]	219,029		0.39	[c,f]	0.30	[c,f]	(0.03)[c]		2	[b]
	5/31/18		18.16	0.32		1.80		2.12	(0.34)	(0.03)	(0.37)	19.91	11.71	219,919		0.38	[e]	0.28	[e]	1.66		3
	5/31/17		16.00	0.32		2.24		2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479		0.39	[e]	0.29	[e]	1.88		4
	5/31/16		16.88	0.30		(0.83)		(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878		0.45	[e]	0.31	[e]	1.90		8
	5/31/15		16.07	0.31		0.85		1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836		0.45	[e]	0.33	[e]	1.88		5
	5/31/14		14.02	0.23		2.15		2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002		0.48	[e]	0.33	[e]	1.51		13
LIFECYCLE INDEX 2050 FUND
Institutional Class:	11/30/18	#	20.17	0.02		(0.23)		(0.21)	—	—	—	19.96	(1.04)[b]	825,597		0.15	[c,f]	0.05	[c,f]	0.18	[c]	2	[b]
	5/31/18		18.36	0.39		1.84		2.23	(0.39)	(0.03)	(0.42)	20.17	12.16	667,846		0.13	[e]	0.03	[e]	2.01		3
	5/31/17		16.13	0.35		2.31		2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490		0.15	[e]	0.04	[e]	2.06		7
	5/31/16		16.99	0.35		(0.83)		(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432		0.16	[e]	0.06	[e]	2.18		10
	5/31/15		16.16	0.36		0.85		1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783		0.17	[e]	0.08	[e]	2.18		5
	5/31/14		14.09	0.29		2.14		2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068		0.21	[e]	0.08	[e]	1.91		20
Advisor Class:	11/30/18	#	20.16	0.01		(0.23)		(0.22)	—	—	—	19.94	(1.09)[b]	819		0.24	[c,f]	0.14	[c,f]	0.10	[c]	2	[b]
	5/31/18		18.35	0.37		1.84		2.21	(0.37)	(0.03)	(0.40)	20.16	12.08	212		0.19	[e]	0.09	[e]	1.90		3
	5/31/17		16.13	0.55		2.10		2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227		0.20	[e]	0.09	[e]	3.22		7
	5/31/16	‡	16.45	0.04		0.02		0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103		0.19	[c,e]	0.07	[c,e]	0.57	[c]	10
Premier Class:	11/30/18	#	20.07	0.00	[d]	(0.23)		(0.23)	—	—	—	19.84	(1.15)[b]	156,682		0.30	[c,f]	0.20	[c,f]	0.03	[c]	2	[b]
	5/31/18		18.28	0.36		1.82		2.18	(0.36)	(0.03)	(0.39)	20.07	11.97	148,822		0.28	[e]	0.18	[e]	1.83		3
	5/31/17		16.06	0.33		2.30		2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527		0.30	[e]	0.19	[e]	1.94		7
	5/31/16		16.92	0.32		(0.82)		(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811		0.31	[e]	0.21	[e]	2.04		10
	5/31/15		16.10	0.33		0.84		1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208		0.32	[e]	0.23	[e]	1.99		5
	5/31/14		14.04	0.26		2.14		2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648		0.36	[e]	0.23	[e]	1.76		20
Retirement Class:	11/30/18	#	19.98	(0.01)		(0.22)		(0.23)	—	—	—	19.75	(1.15)[b]	182,676		0.40	[c,f]	0.30	[c,f]	(0.07)[c]		2	[b]
	5/31/18		18.20	0.33		1.82		2.15	(0.34)	(0.03)	(0.37)	19.98	11.86	178,268		0.38	[e]	0.28	[e]	1.68		3
	5/31/17		16.00	0.32		2.28		2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210		0.40	[e]	0.29	[e]	1.89		7
	5/31/16		16.86	0.30		(0.81)		(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550		0.46	[e]	0.31	[e]	1.93		10
	5/31/15		16.06	0.30		0.85		1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045		0.47	[e]	0.33	[e]	1.86		5
	5/31/14		14.01	0.23		2.15		2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803		0.51	[e]	0.33	[e]	1.55		20

78	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
LIFECYCLE INDEX 2055 FUND
Institutional Class:	11/30/18	#	$16.15		$0.01	$(0.18)		$(0.17)	$ —	$ —	$ —	$15.98	(1.05)%[b]	$314,196		0.18%[c,f]		0.06%[c,f]		0.14%[c]		2%[b]
	5/31/18		14.67		0.32	1.49		1.81	(0.31)	(0.02)	(0.33)	16.15	12.35	239,571		0.18	[e]	0.03	[e]	2.02		5
	5/31/17		12.84		0.28	1.86		2.14	(0.27)	(0.04)	(0.31)	14.67	16.95	99,158		0.24	[e]	0.04	[e]	2.05		11
	5/31/16		13.51		0.25	(0.61)		(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460		0.33	[e]	0.06	[e]	1.97		36
	5/31/15		12.86		0.29	0.65		0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367		0.34	[e]	0.08	[e]	2.18		9
	5/31/14		11.21		0.23	1.70		1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433		0.54	[e]	0.08	[e]	1.93		25
Advisor Class:	11/30/18	#	16.14		0.01	(0.19)		(0.18)	—	—	—	15.96	(1.12)[b]	491		0.25	[c,f]	0.13	[c,f]	0.07	[c]	2	[b]
	5/31/18		14.67		0.31	1.49		1.80	(0.31)	(0.02)	(0.33)	16.14	12.27	142		0.19	[e]	0.05	[e]	1.95		5
	5/31/17		12.83		0.29	1.86		2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118		0.26	[e]	0.05	[e]	2.10		11
	5/31/16	‡	13.08		0.03	0.03		0.06	(0.27)	(0.04)	(0.31)	12.83	0.55 [b]	103		0.37	[c,e]	0.07	[c,e]	0.55	[c]	36
Premier Class:	11/30/18	#	16.11		(0.00)[d]	(0.19)		(0.19)	—	—	—	15.92	(1.18)[b]	54,283		0.32	[c,f]	0.21	[c,f]	(0.01)[c]		2	[b]
	5/31/18		14.64		0.28	1.50		1.78	(0.29)	(0.02)	(0.31)	16.11	12.19	47,812		0.32	[e]	0.18	[e]	1.80		5
	5/31/17		12.82		0.27	1.85		2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295		0.39	[e]	0.19	[e]	1.95		11
	5/31/16		13.49		0.24	(0.61)		(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080		0.48	[e]	0.21	[e]	1.88		36
	5/31/15		12.84		0.26	0.67		0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695		0.49	[e]	0.23	[e]	1.96		9
	5/31/14		11.20		0.21	1.70		1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510		0.69	[e]	0.23	[e]	1.76		25
Retirement Class:	11/30/18	#	16.07		(0.01)	(0.18)		(0.19)	—	—	—	15.88	(1.18)[b]	85,144		0.42	[c,f]	0.31	[c,f]	(0.11)[c]		2	[b]
	5/31/18		14.61		0.26	1.50		1.76	(0.28)	(0.02)	(0.30)	16.07	12.03	78,137		0.42	[e]	0.28	[e]	1.68		5
	5/31/17		12.79		0.25	1.86		2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546		0.49	[e]	0.28	[e]	1.80		11
	5/31/16		13.48		0.23	(0.63)		(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472		0.64	[e]	0.31	[e]	1.84		36
	5/31/15		12.83		0.27	0.65		0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668		0.65	[e]	0.33	[e]	2.06		9
	5/31/14		11.19		0.20	1.70		1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417		0.85	[e]	0.33	[e]	1.64		25
LIFECYCLE INDEX 2060 FUND
Institutional Class:	11/30/18	#	12.44		0.01	(0.14)		(0.13)	—	—	—	12.31	(1.05)[b]	83,236		0.32	[c,f]	0.06	[c,f]	0.11	[c]	14	[b]
	5/31/18		11.29		0.25	1.16		1.41	(0.24)	(0.02)	(0.26)	12.44	12.44	58,145		0.42	[e]	0.03	[e]	2.04		32
	5/31/17		9.89		0.21	1.47		1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596		0.93	[e]	0.04	[e]	2.02		36
	5/31/16		10.41		0.21	(0.48)		(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488		1.20	[e]	0.06	[e]	2.12		21
	5/31/15	^	10.00		0.21	0.41		0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556		1.65	[c,e]	0.08	[c,e]	3.06	[c]	6	[b]
Advisor Class:	11/30/18	#	12.45		0.00 [d]	(0.14)		(0.14)	—	—	—	12.31	(1.12)[b]	360		0.38	[c,f]	0.13	[c,f]	0.04	[c]	14	[b]
	5/31/18		11.29		0.23	1.18		1.41	(0.23)	(0.02)	(0.25)	12.45	12.52	157		0.42	[e]	0.05	[e]	1.92		32
	5/31/17		9.89		0.22	1.46		1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118		0.94	[e]	0.05	[e]	2.10		36
	5/31/16	‡	10.09		0.02	0.03		0.05	(0.21)	(0.04)	(0.25)	9.89	0.61 [b]	103		1.29	[c,e]	0.07	[c,e]	0.53	[c]	21
Premier Class:	11/30/18	#	12.43		(0.00)[d]	(0.14)		(0.14)	—	—	—	12.29	(1.13)[b]	6,271		0.46	[c,f]	0.21	[c,f]	(0.04)[c]		14	[b]
	5/31/18		11.28		0.18	1.21		1.39	(0.22)	(0.02)	(0.24)	12.43	12.34	5,040		0.55	[e]	0.18	[e]	1.51		32
	5/31/17		9.88		0.20	1.46		1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810		1.07	[e]	0.19	[e]	1.92		36
	5/31/16		10.41		0.20	(0.49)		(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049		1.35	[e]	0.21	[e]	2.02		21
	5/31/15	^	10.00		0.20	0.42		0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062		1.97	[c,e]	0.23	[c,e]	2.92	[c]	6	[b]
Retirement Class:	11/30/18	#	12.41		(0.01)	(0.14)		(0.15)	—	—	—	12.26	(1.21)[b]	20,631		0.56	[c,f]	0.31	[c,f]	(0.14)[c]		14	[b]
	5/31/18		11.26		0.19	1.19		1.38	(0.21)	(0.02)	(0.23)	12.41	12.29	15,437		0.65	[e]	0.28	[e]	1.59		32
	5/31/17		9.88		0.18	1.46		1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413		1.15	[e]	0.28	[e]	1.71		36
	5/31/16		10.40		0.19	(0.48)		(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098		1.51	[e]	0.31	[e]	1.91		21
	5/31/15	^	10.00		0.19	0.41		0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067		2.12	[c,e]	0.33	[c,e]	2.82	[c]	6	[b]

80	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	81

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

#	Unaudited
^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	From June 1, 2018 through September 30, 2018, the Fund’s expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the Lifecycle Index Funds expenses include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

82	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On September 28, 2018, the Funds exchanged their shares held in the Institutional Class of the affiliated TIAA-CREF Funds for shares of Class W. Prior to October 1, 2018, the Funds incurred the fees of the affiliated TIAA-CREF Funds indirectly. Beginning October 1, 2018, the Funds directly incur their pro rata portion of the expenses of the affiliated TIAA-CREF Funds, excluding other investment pools or investment products.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	83

Notes to financial statements (unaudited)

distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this semi-annual report. This implementation did not

84	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation will not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed the certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule is effective November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	85

Notes to financial statements (unaudited)

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(2,476,733)	$(4,483,965)	$ (8,910,171)	$(18,532,622)	$(21,539,724)	$(22,526,361)
Advisor Class	(2,275)	(2,183)	(2,178)	(4,654)	(3,345)	(2,913)
Premier Class	(267,848)	(794,763)	(1,835,445)	(4,313,618)	(4,829,510)	(5,081,654)
Retirement Class	(696,502)	(1,293,985)	(2,141,721)	(4,914,893)	(5,601,757)	(5,610,247)
From realized gains:
Institutional Class	(151,211)	(418,247)	(766,292)	(1,389,353)	(1,457,877)	(1,723,463)
Advisor Class	(135)	(205)	(189)	(360)	(231)	(234)
Premier Class	(17,006)	(79,119)	(168,226)	(345,355)	(348,392)	(415,071)
Retirement Class	(46,629)	(136,939)	(210,226)	(419,422)	(429,651)	(485,891)
Total distributions	$(3,658,339)	$(7,209,406)	$(14,034,448)	$(29,920,277)	$(34,210,487)	$(35,845,834)

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(22,040,178)	$(25,036,481)	$(14,651,464)	$(10,057,067)	$(3,315,452)	$(731,328)
Advisor Class	(2,337)	(9,888)	(6,406)	(4,045)	(2,482)	(2,439)
Premier Class	(4,515,202)	(4,408,488)	(3,206,520)	(2,400,427)	(685,079)	(59,775)
Retirement Class	(5,066,031)	(4,538,338)	(3,265,340)	(2,613,805)	(1,062,459)	(163,089)
From realized gains:
Institutional Class	(1,778,882)	(2,283,050)	(1,211,855)	(796,555)	(182,827)	(47,401)
Advisor Class	(190)	(917)	(546)	(334)	(137)	(159)
Premier Class	(388,892)	(429,498)	(283,149)	(203,041)	(40,025)	(4,084)
Retirement Class	(461,372)	(467,678)	(306,144)	(233,514)	(65,693)	(11,582)
Total distributions	$(34,253,084)	$(37,174,338)	$(22,931,424)	$(16,308,788)	$(5,354,154)	$(1,019,857)

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets was disclosed:

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
Undistributed net investment income (loss) included in net assets	$583,738	$1,745,154	$3,252,282	$6,606,383	$6,730,847	$5,685,933

86	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
Undistributed net investment income (loss) included in net assets	$3,970,614	$2,440,552	$813,654	$440,072	$115,481	$18,217

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of November 30, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Prior to October 1, 2018, the Funds invested in Institutional Class shares of the Underlying Funds of the Trust in which fees from the Underlying Funds were incurred indirectly. As part of the transition to investing in Class W shares, the Funds have agreed, pursuant to certain contractual arrangements, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W shares of the Underlying Funds of the Trust in which the Funds invest.

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	87

Notes to financial statements (unaudited)

Effective October 1, 2018, under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio, and the affiliated TIAA-CREF Funds management fee net of waiver and reimbursements (excluding the Class W investment management fee waiver and/or reimbursement). Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund:

	Investment mangement fee waiver
	Effective		Prior to
Fund	10/1/18	*	10/1/18
Lifecycle Index Retirement Income	0.102%		0.100%
Lifecycle Index 2010	0.100		0.100
Lifecycle Index 2015	0.100		0.100
Lifecycle Index 2020	0.090		0.090
Lifecycle Index 2025	0.082		0.090
Lifecycle Index 2030	0.080		0.080
Lifecycle Index 2035	0.069		0.080
Lifecycle Index 2040	0.070		0.070
Lifecycle Index 2045	0.070		0.070
Lifecycle Index 2050	0.070		0.070
Lifecycle Index 2055	0.060		0.070
Lifecycle Index 2060	0.060		0.070

*	These waivers will remain in effect through September 30, 2019, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2019. This agreement may be terminated before this date with the approval of the Board.

88	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:

	Maximum expense amounts
	Institutional Class			Advisor Class			Premier Class			Retirement Class
Fund	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18	Effective 10/1/18	*	Prior to 10/1/18
Lifecycle Index Retirement Income	0.000%		0.000%	0.150%		0.150%	0.150%		0.150%	0.250%		0.250%
Lifecycle Index 2010	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2015	0.000		0.000	0.150		0.150	0.150		0.150	0.250		0.250
Lifecycle Index 2020	0.010		0.010	0.160		0.160	0.160		0.160	0.260		0.260
Lifecycle Index 2025	0.018		0.010	0.168		0.160	0.168		0.160	0.268		0.260
Lifecycle Index 2030	0.020		0.020	0.170		0.170	0.170		0.170	0.270		0.270
Lifecycle Index 2035	0.031		0.020	0.181		0.170	0.181		0.170	0.281		0.270
Lifecycle Index 2040	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2045	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2050	0.030		0.030	0.180		0.180	0.180		0.180	0.280		0.280
Lifecycle Index 2055	0.040		0.030	0.190		0.180	0.190		0.180	0.290		0.280
Lifecycle Index 2060	0.040		0.030	0.190		0.180	0.190		0.180	0.290		0.280

*	The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

The funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2018, there were no transactions with affiliated entities.

The following is the percentage of the Fund’s shares owned by TIAA as of November 30, 2018:

Fund	TIAA
Lifecycle Index 2060	11%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Class W shares of the affiliated TIAA-CREF Funds. On September 28, 2018, the Funds exchanged Institutional Class shares of the affiliated TIAA-CREF Funds for Class W shares of the affiliated TIAA-CREF Funds. These exchanges did not have an impact and are not included in the following tables (see Note 1 for details). Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	89

Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$116,737	$17,006	$8,342	$(325)	$(1,547)	$1,700	$123,529
Emerging Markets Equity Index	9,372	2,414	740	14	(951)	—	10,109
Equity Index	82,286	10,497	7,304	851	806	—	87,136
Inflation-Linked Bond	29,171	4,478	2,178	(46)	(579)	454	30,846
International Equity Index	25,219	5,326	1,578	86	(2,146)	—	26,907
Short-Term Bond Index	29,154	4,083	2,303	(46)	(45)	334	30,843
	$291,939	$43,804	$22,445	$534	$(4,462)	$2,488	$309,370
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$154,007	$23,937	$11,748	$(390)	$(2,121)	$2,282	$163,685
Emerging Markets Equity Index	13,062	3,470	1,140	8	(1,345)	—	14,055
Equity Index	115,559	16,421	13,212	1,296	1,132	—	121,196
Inflation-Linked Bond	35,593	6,561	2,804	(60)	(729)	569	38,561
International Equity Index	35,355	8,057	3,046	116	(3,030)	—	37,452
Short-Term Bond Index	35,567	6,196	3,102	(59)	(55)	418	38,547
	$389,143	$64,642	$35,052	$911	$(6,148)	$3,269	$413,496
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$295,893	$41,804	$21,659	$(696)	$(4,098)	$4,312	$311,244
Emerging Markets Equity Index	28,993	6,731	2,077	117	(3,013)	—	30,751
Equity Index	254,755	29,676	24,417	3,163	1,914	—	265,091
Inflation-Linked Bond	54,844	9,133	3,699	(84)	(1,116)	865	59,078
International Equity Index	78,063	15,323	5,183	447	(6,760)	—	81,890
Short-Term Bond Index	54,813	8,768	4,359	(77)	(98)	636	59,047
	$767,361	$111,435	$61,394	$2,870	$(13,171)	$5,813	$807,101
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$632,175	$116,623	$36,419	$(1,775)	$(8,805)	$9,535	$701,799
Emerging Markets Equity Index	74,508	18,652	3,237	141	(7,848)	—	82,216
Equity Index	655,662	81,056	40,403	3,760	8,633	—	708,708
Inflation-Linked Bond	89,720	19,404	4,744	(187)	(1,848)	1,458	102,345
International Equity Index	200,858	43,144	8,068	591	(17,610)	—	218,915
Short-Term Bond Index	89,666	18,437	5,487	(113)	(176)	1,078	102,327
	$1,742,589	$297,316	$98,358	$2,417	$(27,654)	$12,071	$1,916,310
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$685,205	$128,901	$35,681	$(2,122)	$(9,324)	$10,314	$766,979
Emerging Markets Equity Index	104,390	24,971	2,517	257	(10,965)	—	116,136
Equity Index	918,225	111,086	45,986	1,779	15,898	—	1,001,002
Inflation-Linked Bond	66,867	16,307	2,916	(156)	(1,368)	1,088	78,734
International Equity Index	281,293	57,986	6,415	538	(24,275)	—	309,127
Short-Term Bond Index	66,828	15,324	3,212	(77)	(139)	810	78,724
	$2,122,808	$354,575	$96,727	$219	$(30,173)	$12,212	$2,350,702

90	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$619,462	$136,372	$31,701	$(2,082)	$(8,546)	$9,540	$713,505
Emerging Markets Equity Index	121,783	32,933	2,614	99	(12,878)	—	139,323
Equity Index	1,070,005	145,968	34,071	782	18,472	—	1,201,156
Inflation-Linked Bond	25,235	9,925	713	(42)	(581)	437	33,824
International Equity Index	327,968	75,765	4,251	304	(28,906)	—	370,880
Short-Term Bond Index	25,220	9,581	898	(22)	(62)	330	33,819
	$2,189,673	$410,544	$74,248	$(961)	$(32,501)	$10,307	$2,492,507
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$465,197	$102,538	$23,393	$(1,566)	$(6,391)	$7,116	$536,385
Emerging Markets Equity Index	127,622	30,788	2,220	150	(13,285)	—	143,055
Equity Index	1,121,872	125,012	33,263	924	19,839	—	1,234,384
International Equity Index	343,932	70,504	4,322	609	(29,867)	—	380,856
	$2,058,623	$328,842	$63,198	$117	$(29,704)	$7,116	$2,294,680
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$319,200	$81,559	$18,923	$(1,337)	$(4,267)	$5,006	$376,232
Emerging Markets Equity Index	149,441	35,684	1,119	17	(15,808)	—	168,215
Equity Index	1,314,478	147,406	33,794	177	23,248	—	1,451,515
International Equity Index	402,729	83,181	2,951	225	(35,300)	—	447,884
	$2,185,848	$347,830	$56,787	$(918)	$(32,127)	$5,006	$2,443,846
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$131,686	$29,919	$7,922	$(531)	$(1,750)	$2,039	$151,402
Emerging Markets Equity Index	101,099	26,358	439	71	(10,740)	—	116,349
Equity Index	886,241	119,371	15,945	191	14,975	—	1,004,833
International Equity Index	271,954	62,553	902	266	(24,237)	—	309,634
	$1,390,980	$238,201	$25,208	$(3)	$(21,752)	$2,039	$1,582,218
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$81,523	$22,220	$5,611	$(371)	$(1,064)	$1,290	$96,697
Emerging Markets Equity Index	72,546	22,320	404	5	(7,858)	—	86,609
Equity Index	641,852	107,760	12,478	89	10,756	—	747,979
International Equity Index	196,295	52,653	712	(63)	(17,684)	—	230,489
	$992,216	$204,953	$19,205	$(340)	$(15,850)	$1,290	$1,161,774

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Notes to financial statements (unaudited)

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$25,407	$8,599	$1,569	$(110)	$(348)	$415	$31,979
Emerging Markets Equity Index	27,178	10,021	95	(9)	(2,942)	—	34,153
Equity Index	238,875	56,675	4,313	(38)	3,719	—	294,918
International Equity Index	73,217	24,954	403	(11)	(6,849)	—	90,908
	$364,677	$100,249	$6,380	$(168)	$(6,420)	$415	$451,958
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$4,515	$2,455	$488	$(22)	$(65)	$81	$6,395
Emerging Markets Equity Index	5,932	3,398	244	(4)	(686)	—	8,396
Equity Index	51,991	22,424	2,612	193	519	—	72,515
International Equity Index	16,049	8,675	726	30	(1,683)	—	22,345
	$78,487	$36,952	$4,070	$197	$(1,915)	$81	$109,651

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$300,281	$13,204	$(4,115)	$9,089
Lifecycle Index 2010	373,204	45,684	(5,391)	40,293
Lifecycle Index 2015	724,802	93,539	(11,240)	82,299
Lifecycle Index 2020	1,751,664	191,440	(26,794)	164,646
Lifecycle Index 2025	2,144,041	234,598	(27,937)	206,661
Lifecycle Index 2030	2,242,309	274,187	(23,989)	250,198
Lifecycle Index 2035	2,020,878	290,981	(17,178)	273,803
Lifecycle Index 2040	2,096,994	358,278	(11,426)	346,852
Lifecycle Index 2045	1,394,783	192,127	(4,692)	187,435
Lifecycle Index 2050	1,030,511	134,121	(2,859)	131,262
Lifecycle Index 2055	416,899	37,794	(2,734)	35,060
Lifecycle Index 2060	106,046	5,247	(1,642)	3,605

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

92	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2018 were as follows (dollar amounts are in thousands):

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$45,367	$24,011
Lifecycle Index 2010	66,546	36,952
Lifecycle Index 2015	115,945	65,905
Lifecycle Index 2020	297,316	98,358
Lifecycle Index 2025	354,575	96,727
Lifecycle Index 2030	410,544	74,248
Lifecycle Index 2035	328,842	63,198
Lifecycle Index 2040	347,830	56,787
Lifecycle Index 2045	238,201	25,208
Lifecycle Index 2050	204,953	19,205
Lifecycle Index 2055	100,249	6,380
Lifecycle Index 2060	46,339	13,433

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2018 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifecycle Index Retirement Income	$3,539,643	$118,696	$3,658,339
Lifecycle Index 2010	6,767,053	442,353	7,209,406
Lifecycle Index 2015	13,298,263	736,185	14,034,448
Lifecycle Index 2020	28,278,849	1,641,428	29,920,277
Lifecycle Index 2025	32,278,210	1,932,277	34,210,487
Lifecycle Index 2030	33,514,670	2,331,164	35,845,834
Lifecycle Index 2035	31,831,280	2,421,804	34,253,084
Lifecycle Index 2040	34,169,415	3,004,923	37,174,338
Lifecycle Index 2045	21,158,680	1,772,744	22,931,424
Lifecycle Index 2050	15,082,621	1,226,167	16,308,788
Lifecycle Index 2055	5,065,472	288,682	5,354,154
Lifecycle Index 2060	971,815	48,042	1,019,857

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund

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Notes to financial statements (unaudited)	concluded

may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

94	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of amended investment management agreement (unaudited)

Board approval of the amended investment management agreement for the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds

On July 17, 2018, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) approved an Amended and Restated Investment Management Agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust that included material changes applicable to the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”) and the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”) (collectively, the “Funds”). Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to this approval of the Agreement with respect to the Funds.

The Funds are structured as “funds of funds” that have traditionally invested in Institutional Class shares of other series of the Trust (the “Underlying Funds”) and another investment product. The Board approved a proposal by Advisors (“Restructuring Proposal”) to convert the Funds’ holdings in Institutional Class shares of the Underlying Funds to newly-launched Class W shares of the Underlying Funds and to restructure the Funds’ fee arrangements (collectively, the “Fee Restructuring”) so that the Funds directly pay their pro-rata portion of the management fees and ordinary operating expenses that otherwise would be charged to the Underlying Funds in which they invest (the “Underlying Funds Fee Rate”), as well as the investment management fees charged to the Funds for asset allocation services (the “Asset Allocation Fee Rate”). Because the Underlying Funds Fee Rate is paid by the Funds directly, investment management fees that otherwise would be charged to the Underlying Funds’ Class W shares with regard to the Funds are completely waived. The Underlying Funds Fee Rate outlined in the Agreement is not set at a fixed annual rate, but instead may fluctuate daily depending upon the Funds’ actual cost allocations to the Underlying Funds. However, the Underlying Funds Fee Rate will never exceed the investment management fees that the Underlying Funds would have incurred directly, and by extension, that the Funds would have incurred indirectly under the current fee structure. All other expenses incurred by Class W shares of the Underlying Funds are reimbursed by Advisors, other than those expenses that are not ordinary operating expenses, such as interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, Trustee expenses and extraordinary expenses, and the Funds will reimburse Advisors on a pro rata basis for these other ordinary Class W expenses. Accordingly, the Fee Restructuring would not result in any increase of the total effective expense ratio paid by the shareholders of the Funds.

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), in effect requires that material amendments to the Agreement be approved by a majority of Fund shareholders. However, the staff of the Securities and Exchange Commission has granted guidance indicating it would not recommend enforcement action to another fund company (the “No-Action Relief”) to permit amendments similar to the Fee Restructuring without a shareholder vote subject to certain

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Approval of amended investment management agreement (unaudited)

conditions and representations, including approval of the Agreement by a majority of the Board, including a majority of those Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trust, as that term is defined in the 1940 Act. None of the Trustees are interested persons of the Trust under the 1940 Act and are all deemed to be independent Trustees.

Overview of the approval process

The Board held a meeting on July 17, 2018, at which it considered the approval of the Restructuring Proposal and the Agreement with respect to each Fund. As part of this process, the Board delegated certain tasks to its Operations Committee. The Board and the Operations Committee requested information and materials from representatives of Advisors, with input from legal counsel to the Trustees and legal counsel to Advisors and the Trust, and evaluated the information produced in accordance with such guidance and requests.

Among other matters, the Board and the Operations Committee requested and reviewed reports with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced comparative expense data regarding each Fund, including data relating to each Fund’s management fee rate and total expense ratio. Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any potential profits earned by Advisors with respect to its services to each Fund pursuant to the revised fee schedules in the Agreement.

In advance of the Board meeting held on July 17, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) a description of the current and proposed investment management fees of the Funds, as well as any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified under the Agreement; (2) a legal analysis by Fund counsel of whether the No-Action Relief would apply to the Fee Restructuring and how the Agreement and the Restructuring Proposal complied with the requirements of the No-Action Relief; (3) any

96	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

“fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates under the Restructuring Proposal; (4) the costs of implementing the Restructuring Proposal and management’s representation that it would bear the Funds’ direct costs of the Restructuring Proposal; (5) disclosures to be made to Fund shareholders to notify them of the Restructuring Proposal; (6) information regarding Advisors’ ability to implement and monitor the Funds’ Fee Restructuring; (7) information as to any changes to the potential profits to be earned by Advisors under the Agreement, as compared to prior to the Fee Restructuring; (8) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (9) a comparison of the Funds’ investment management fee rates and total expenses to those of any other clients of Advisors to which it provides comparable services; and (10) a proposed narrative explanation of reasons why the Board should approve the Agreement. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to approve the Restructuring Proposal and the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) whether the nature, extent and quality of services to be provided by Advisors to the Fund would change under the Agreement; (2) whether the Fund would be charged any additional investment management fees under the Agreement than it would have been charged directly and indirectly through its investment in the Underlying Funds under its prior arrangements; (3) whether Fund shareholders would receive sufficient notice of the Fee Restructuring; (4) the costs of the services provided to the Fund and the potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund and whether Advisors’ profitability would change under the Agreement; (5) fees charged to comparable mutual funds by other advisers; (6) the extent to which direct or indirect economies of scale are anticipated to be realized as the Fund grows; (7) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (8) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (9) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to approve the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed approval of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the approval process under Section 15 of the 1940 Act and certain other legal authorities, as well as guidance from Fund counsel on assessing whether the requirements of the No-Action Relief had been met.

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Approval of amended investment management agreement (unaudited)

While the Agreement approval process included Board and Committee meetings leading up to the July 17, 2018 meeting where the information described above was considered, the Board also took into account information provided to the Board in connection with the March 2018 renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) for the Funds and the Underlying Funds, as well as relevant information provided to the Board and its Committee on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. Thus, in reaching its decisions regarding the approval of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees during the 2018 renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) and other information provided to the Board throughout the year, including since the 2018 renewal took place.

In deciding whether to approve the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for each Fund. At its meeting on July 18, 2018, all Board members voted unanimously to approve the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

One of the requirements of the No-Action Relief is that the nature, extent and qualities of services under the Agreement would remain unchanged. The Board considered Advisors’ representation and related information that it would provide the same nature, extent and quality of services under the Agreement upon the implementation of the Restructuring Proposal. The Board also acknowledged Advisors’ representation that information on Advisors’ services to the Funds that was provided to the Board related to the renewal of the Agreement (prior to its amendment and restatement in connection with the Fee Restructuring) in March 2018, including information on the Advisors’ operations, personnel, staffing, compensation, insurance and compliance functions, continued to be accurate.

The Board also considered that the nature and quality of non-portfolio management services provided by Advisors and its affiliates would not be affected by the Restructuring Proposal. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to Advisors’ services to the Funds under the revised Agreement and the Restructuring Proposal, and how that compared to the Funds’ current financial and profitability data. The Board considered Advisors’ representation that the revised Agreement and the Restructuring

98	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Proposal would not directly impact Advisors’ profitability, although Advisors could benefit indirectly if the Restructuring Proposal caused the Funds’ assets to increase and promoted economies of scale. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also noted Advisors’ waiver of the entire amount of each Lifecycle Fund’s Asset Allocation Fee Rate since their inception, which will continue through at least September 30, 2021, as well as Advisors’ total or partial waivers of its Asset Allocation Fee Rate for each of the Lifecycle Index Funds through at least September 30, 2019. The Board also acknowledged certain reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board also acknowledged Advisors’ continuing commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that, in the aggregate, Advisors’ position with respect to profitability across the Funds and the Underlying Funds would not be changed by the Restructuring Proposal.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s proposed contractual and actual management fee rates and the contractual and actual management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge. The Board determined that the management fee rate proposed to be charged to a Fund under the Agreement, without regard to the impact of any expenses charged to the Underlying Funds, typically was lower than the management fee rates charged to many or most other comparable mutual funds.

In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates proposed under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and

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Approval of amended investment management agreement (unaudited)	concluded

whether any such economies are shared with the Funds. The Board considered that Advisors has operated each Fund at a loss since inception. The Board also considered that under the Fee Restructuring the overall economics to Advisors would remain generally the same. In addition, the Board considered management’s representations that the Fee Restructuring is likely to indirectly benefit the shareholders of the Funds, because it would support their ability to maintain assets and net positive flows, and that all shareholders in the Underlying Funds stand to benefit due to increased flows/asset growth stemming from the Funds and the resulting potential for increasing economies of scale and therefore reducing expenses. The Board also considered management’s representations that any economies of scale will be shared with shareholders through breakpoints on the management fees of the Underlying Funds and/or other efficiencies. Based on all factors considered, the Board concluded that the Funds’ proposed management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors does not provide services to any other funds or other investment products that have a target date investment strategy.

Other benefits

The Board considered additional benefits to Advisors and its affiliates arising from the Restructuring Proposal and the Agreement. In this regard, the Board considered that: (1) the Fee Restructuring could indirectly benefit Advisors by facilitating the maintenance of the competitiveness of the Funds, which will support their ability to maintain assets and net positive flows; and (2) increased flows/asset growth would likely also improve Advisors’ profitability indirectly, i.e., solely as a result of realized economies of scale within the Fund Complex. Beyond this, Advisors represented that it does not anticipate significant fall-out benefits related to the Fee Restructuring, other than as discussed above with respect to the ability to maintain assets and net positive flows of the Funds and that any economies of scale and fall-out benefits due to an increase in revenue received by Advisors caused by the Fee Restructuring will be shared with shareholders through breakpoints on the management fees of the actively-managed Underlying Funds and/or other efficiencies.

Based primarily on the foregoing factors and considerations, the Board approved the proposed Agreement for each Fund.

100	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s Index

The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered

TIAA-CREF Lifecycle Index Funds ■ 2018 Semiannual Report	101

Additional information about index providers (unaudited)	concluded

trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P TARGET DATE INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

102	2018 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Semiannual Report ■ November 30, 2018 TIAA-CREF Lifestyle Funds of the TIAA-CREF Funds The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail
Fund name	Class	Class	Class	Class	Class
Lifestyle Income Fund	TSITX	TSIHX	TSIPX	TLSRX	TSILX
Lifestyle Conservative Fund	TCSIX	TLSHX	TLSPX	TSCTX	TSCLX
Lifestyle Moderate Fund	TSIMX	TSMHX	TSMPX	TSMTX	TSMLX
Lifestyle Growth Fund	TSGGX	TSGHX	TSGPX	TSGRX	TSGLX
Lifestyle Aggressive Growth Fund	TSAIX	TSAHX	TSAPX	TSARX	TSALX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019, and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019, of other matters that may be properly brought before the 2019 shareholders’ meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

Understanding this report

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	3

Letter to investors

U.S. and international financial markets delivered mixed results during the six months ended November 30, 2018. While U.S. equities posted modest gains, international stocks declined amid concerns over higher interest rates and slower global economic growth. Returns for U.S. fixed-income securities were generally negative. These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All five TIAA-CREF Lifestyle Funds posted negative returns for the period and underperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for the Institutional Class ranged from –5.1% for the Lifestyle Aggressive Growth Fund to –0.9% for the Lifestyle Income Fund.
•	Despite losses for the six months, it’s important to note that the TIAA-CREF Lifestyle Funds produced solid performance over longer periods of time.

U.S. stocks led other asset classes

The broad U.S. stock market, as represented by the Russell 3000® Index, gained 1.9% for the six months. Continued strength in the U.S. economy, combined with the lowest unemployment rate in nearly 50 years and strong consumer confidence, bolstered U.S. equity markets during the first three months of the period. However, concerns about higher interest rates, a global economic slowdown and simmering trade disputes caused volatility during the second half.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, posted a loss of –9.1% in U.S.-dollar terms. Foreign stock declines were partly attributed to concerns about slower global economic growth, although U.S.-dollar strength also proved to be a headwind. A sharp drop in crude oil prices late in the period had a negative impact on emerging-markets nations that rely heavily on oil exports.

U.S. fixed-income returns were generally negative as the Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25% (bond prices move in the opposite direction of interest rates). The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.3% for the period.

4	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Maintaining a long-term perspective

When stock market fluctuations are making headlines, it may be helpful to stay focused on the journey ahead and remember that history has shown that volatility is a normal occurrence for long-term investors. Our view is that, while past performance cannot guarantee future results, investors who have stayed the course and avoided overreacting to short-term trends have often achieved more consistent investment results over the long term.

The recent uptick in stock market volatility provides a fresh reminder about the value of not putting all your eggs in one asset class basket. The TIAA-CREF Lifestyle Funds employ dynamic diversification strategies that are designed to help mitigate the effects of market volatility. While diversification does not guarantee you will avoid market losses, maintaining exposure to a variety of asset classes through the professional portfolio management of the TIAA-CREF Lifestyle Funds may help soften some of these bumps in the road, keeping you on course to reach your long-term financial goals.

We always stand ready to assist you with any questions or concerns regarding your investments in the TIAA-CREF Lifestyle Funds. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of  Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ benchmarks

Composite benchmarks

Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Broad market indexes

The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indices and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018–November 30, 2018).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each Fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Expense examples

Six months ended November 30, 2018

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Income Fund actual return	$1,000.00	$990.62	$0.50		$2.10
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.13
Conservative Fund actual return	1,000.00	979.59	0.50		2.28
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.33
Moderate Fund actual return	1,000.00	967.96	0.49		2.42
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.48
Growth Fund actual return	1,000.00	958.07	0.49		2.55
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.64
Aggressive Growth Fund actual return	1,000.00	948.67	0.49		2.69
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.79

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Income Fund; 0.46% for the Conservative Fund; 0.49% for the Moderate Fund; 0.52% for the Growth Fund; and 0.55% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2018

Lifestyle Funds Advisor Class	Beginning account value (6/1/18)	Ending account value (11/30/18)	Expenses paid during period (6/1/18–11/30/18	* )	Effective expenses paid during period (6/1/18–11/30/18	† )
Income Fund actual return	$1,000.00	$990.58	$0.55		$2.15
5% annual hypothetical return	1,000.00	1,024.52	0.56		2.18
Conservative Fund actual return	1,000.00	979.35	0.74		2.53
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.59
Moderate Fund actual return	1,000.00	967.49	1.23		3.16
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
Growth Fund actual return	1,000.00	957.43	0.74		2.80
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.89
Aggressive Growth Fund actual return	1,000.00	948.64	1.12		3.27
5% annual hypothetical return	1,000.00	1,023.92	1.17		3.40

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.11% for the Income Fund; 0.15% for the Conservative and Growth Funds; 0.23% for the Aggressive Growth Fund; and 0.25% for the Moderate Fund for the Advisor Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.51% for the Conservative Fund; 0.57% for the Growth Fund; 0.64% for the Moderate Fund; and 0.67% for the Aggressive Growth Fund.

10	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2018

Lifestyle Funds Premier Class	Beginning account value (6/1/18)	Ending account value (11/30/18)	Expenses paid during period (6/1/18–11/30/18	* )	Effective expenses paid during period (6/1/18–11/30/18	† )
Income Fund actual return	$1,000.00	$989.91	$1.25		$2.84
5% annual hypothetical return	1,000.00	1,023.82	1.27		2.89
Conservative Fund actual return	1,000.00	979.02	1.24		3.03
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.09
Moderate Fund actual return	1,000.00	966.82	1.23		3.16
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
Growth Fund actual return	1,000.00	956.83	1.23		3.29
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40
Aggressive Growth Fund actual return	1,000.00	948.20	1.22		3.42
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Income Fund; 0.61% for the Conservative Fund; 0.64% for the Moderate Fund; 0.67% for the Growth Fund; and 0.70% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	11

Important information about expenses

Expense examples

Six months ended November 30, 2018

Lifestyle Funds Retirement Class	Beginning account value (6/1/18)	Ending account value (11/30/18)	Expenses paid during period (6/1/18–11/30/18	* )	Effective expenses paid during period (6/1/18–11/30/18	† )
Income Fund actual return	$1,000.00	$989.35	$1.75		$3.34
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.40
Conservative Fund actual return	1,000.00	978.34	1.74		3.52
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.60
Moderate Fund actual return	1,000.00	966.73	1.73		3.65
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.75
Growth Fund actual return	1,000.00	956.66	1.72		3.78
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.90
Aggressive Growth Fund actual return	1,000.00	947.90	1.71		3.91
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.05

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Income Fund; 0.71% for the Conservative Fund; 0.74% for the Moderate Fund; 0.77% for the Growth Fund; and 0.80% for the Aggressive Growth Fund.

12	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended November 30, 2018

Lifestyle Funds Retail Class	Beginning account value (6/1/18)	Ending account value (11/30/18)	Expenses paid during period (6/1/18–11/30/18	* )	Effective expenses paid during period (6/1/18–11/30/18	† )
Income Fund actual return	$1,000.00	$989.22	$1.89		$3.49
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.55
Conservative Fund actual return	1,000.00	977.43	1.83		3.62
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.70
Moderate Fund actual return	1,000.00	966.63	1.82		3.75
5% annual hypothetical return	1,000.00	1,023.21	1.88		3.85
Growth Fund actual return	1,000.00	956.58	1.86		3.92
5% annual hypothetical return	1,000.00	1,023.16	1.93		4.05
Aggressive Growth Fund actual return	1,000.00	947.27	2.00		4.15
5% annual hypothetical return	1,000.00	1,023.01	2.08		4.31

*	“Expenses paid during period” is based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.37% for the Conservative and Moderate Funds; 0.38% for the Income and Growth Funds; and 0.41% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund; 0.73% for the Conservative Fund; 0.76% for the Moderate Fund; 0.80% for the Growth Fund; and 0.85% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	13

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2018

All five Lifestyle Funds registered negative returns and underperformed their respective composite benchmarks. Institutional Class returns ranged from –5.13% for the Lifestyle Aggressive Growth Fund to –0.94% for the Lifestyle Income Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from a loss of 3.64 percentage points for the Aggressive Growth Fund to a loss of 0.87 of a percentage point for the Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

U.S. stocks rose with expanding economy, but investor caution tapered gains

The U.S. economy expanded at a robust pace during the six-month period, driven by a powerful labor market and upbeat consumer sentiment. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.4% during the third quarter of 2018, according to the government’s “third” estimate. This followed a stronger expansion of 4.2% in the second quarter. In September, the unemployment rate declined to 3.7%—its lowest level in almost 50 years—and was unchanged at period-end. Consumer confidence declined slightly in November but remained at historically high levels. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in November. The price per barrel of West Texas Intermediate crude oil declined from more than $65 on June 1, 2018, to nearly $51 on November 30, 2018. Oil prices climbed through much of the period, peaking at more than $76 per barrel at the beginning of October, but they fell sharply during the final two months.

The Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25%. The Fed has raised the rate eight times since it began to reverse economic stimulus policies in December 2015. Fed chairman Jerome Powell said in November that the benchmark interest rate was “just below” the neutral level, meaning that it should neither boost nor restrain economic growth.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 1.89%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, declined 9.07% in U.S.-dollar terms. Both domestic and foreign stocks slumped in the final three months of the period amid concerns over slower global economic growth.

14	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

U.S. investment-grade bond performance was mixed as yields on fixed-income securities of all maturities generally rose. Shorter-term rates increased most in response to the Fed’s continued gradual shift in monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.30%. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, gained 0.75%.

Equity fund returns weighed on performance

All five Lifestyle Funds declined for the six-month period. The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were hampered by lower stock prices internationally and domestically. Among foreign stock investments, the International Equity Fund declined most, followed closely by the Quant International Small-Cap Equity Fund. Within U.S. equities, the Quant Small-Cap Equity Fund was the worst performer. Conversely, the Quant Large-Cap Value Fund and the Quant Large-Cap Growth Fund both produced positive returns.

Domestic and foreign equity funds hampered relative performance

All of the Lifestyle Funds underperformed their respective composite benchmarks. This was due to the relative weakness of funds investing in domestic and international equities. For all of the Lifestyle Funds, the Large-Cap Value Fund, the Growth & Income Fund and the International Equity Fund were the largest detractors from relative performance.

Conversely, all of the funds except the Lifestyle Aggressive Growth Fund, whose target allocation is 100% equities, benefited from the relative outperformance of fixed-income investments. The Lifestyle Income Fund’s performance, compared with its composite benchmark, was driven most by the relative strength of the Short-Term Bond Fund. Relative outperformance of the Bond Plus Fund was also beneficial to all Lifestyle Funds, with the exception of the Aggressive Growth Fund. The Quant Small/Mid-Cap Equity Fund also contributed to the relative performance of all the Lifestyle Funds—particularly the Aggressive Growth, Growth and Moderate Funds. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	15

Lifestyle Income Fund

Performance as of November 30, 2018

Lifestyle Income Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since fund
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	12/9/11	–0.94%	–0.71%	2.99%		4.06%		0.68%	0.42%
Advisor Class	12/4/15	–0.94	–0.63	2.98	†	4.05	†	0.76	0.50
Premier Class	12/9/11	–1.01	–0.85	2.84		3.90		0.84	0.57
Retirement Class	12/9/11	–1.06	–0.87	2.72		3.80		0.93	0.67
Retail Class	12/9/11	–1.08	–0.90	2.69		3.76		0.95	0.69
Lifestyle Income Fund Composite Index‡	—	–0.07	0.14	2.78		3.50	§	—	—
Broad market index
Morningstar Conservative Target Risk Index	—	–0.29	–0.54	2.55		3.37	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	As of the close of business on November 30, 2018, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

Asset allocation
% of net assets
as of 11/30/2018
Equity
U.S. equity	14.72%
International equity	6.79
Fixed income
Fixed income	38.59
Short-term fixed income	39.82
Other assets & liabilities, net	0.08
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	17

Lifestyle Conservative Fund

Performance as of November 30, 2018

Lifestyle Conservative Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since fund
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	12/9/11	–2.04%	–1.06%	4.22%		6.09%		0.61%	0.46%
Advisor Class	12/4/15	–2.07	–1.17	4.20	†	6.08	†	0.64	0.54
Premier Class	12/9/11	–2.10	–1.27	4.04		5.92		0.74	0.61
Retirement Class	12/9/11	–2.17	–1.38	3.96		5.82		0.81	0.71
Retail Class	12/9/11	–2.26	–1.41	3.92		5.78		0.83	0.73
Lifestyle Conservative Fund Composite Index‡	—	–0.49	0.25	4.24		5.62	§	—	—
Broad market index
Morningstar Moderately Conservative Target Risk Index	—	–0.56	–0.19	3.95		5.44	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	As of the close of business on November 30, 2018, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Asset allocation
% of net assets
as of 11/30/2018
Equity
U.S. equity	28.80%
International equity	12.74
Fixed income
Fixed income	38.47
Short-term fixed income	19.89
Other assets & liabilities, net	0.10
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	19

Lifestyle Moderate Fund

Performance as of November 30, 2018

Lifestyle Moderate Fund				Average annual				Annual operating
		Total return		total return				expenses*#
	Inception					since fund
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	12/9/11	–3.20%	–1.67%	5.41%		8.09%		0.57%	0.49%
Advisor Class	12/4/15	–3.25	–1.75	5.37	†	8.06	†	0.65	0.57
Premier Class	12/9/11	–3.32	–1.86	5.24		7.93		0.73	0.64
Retirement Class	12/9/11	–3.33	–1.92	5.14		7.82		0.82	0.74
Retail Class	12/9/11	–3.34	–1.94	5.12		7.79		0.83	0.76
Lifestyle Moderate Fund Composite Index‡	—	–0.94	0.31	5.68		7.73	§	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	–1.10	–0.18	5.04		7.20	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	As of the close of business on November 30, 2018, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

Asset allocation
% of net assets
as of 11/30/2018
Equity
U.S. equity	42.81%
International equity	18.69
Fixed income	38.43
Other assets & liabilities, net	0.07
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	21

Lifestyle Growth Fund

Performance as of November 30, 2018

Lifestyle Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	–4.19%	–1.87%	6.25%		9.68%		0.66%	0.52%
Advisor Class	12/4/15	–4.26	–1.92	6.22	†	9.66	†	0.74	0.59
Premier Class	12/9/11	–4.32	–2.01	6.07		9.50		0.84	0.67
Retirement Class	12/9/11	–4.33	–2.08	5.99		9.40		0.91	0.77
Retail Class	12/9/11	–4.34	–2.13	5.94		9.35		0.94	0.80
Lifestyle Growth Fund Composite Index‡	—	–1.20	0.77	6.84		9.62	§	—	—
Broad market index
Morningstar Moderately Aggressive Target Risk Index	—	–1.64	–0.10	6.07		8.93	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	As of the close of business on November 30, 2018, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI ACWI ex USA IMI; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Asset allocation
% of net assets as of 11/30/2018
Equity
U.S. equity	56.87%
International equity	24.64
Fixed income	18.48
Other assets & liabilities, net	0.01
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	23

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2018

Lifestyle Aggressive Growth Fund		Total return		Average annual total return				Annual operating expenses*#
	Inception date	6 months	1 year	5 years		since fund inception		gross	net
Institutional Class	12/9/11	–5.13%	–1.88%	7.06%		11.24%		0.75%	0.55%
Advisor Class	12/4/15	–5.14	–1.97	7.04	†	11.22	†	0.83	0.63
Premier Class	12/9/11	–5.18	–2.02	6.92		11.09		0.91	0.70
Retirement Class	12/9/11	–5.21	–2.14	6.79		10.97		1.00	0.80
Retail Class	12/9/11	–5.27	–2.14	6.72		10.89		1.05	0.85
Lifestyle Aggressive Growth Fund Composite Index‡	—	–1.49	1.18	7.95		11.49	§	—	—
Broad market index
Morningstar Aggressive Target Risk Index	—	–1.97	0.18	6.93		10.27	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If these higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	As of the close of business on November 30, 2018, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index; and 30.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

24	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

Asset allocation
% of net assets as of 11/30/2018
Equity
U.S. equity	70.25%
International equity	29.80
Other assets & liabilities, net	–0.05
Total	100.00

Target allocation

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	25

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.6%
1,428,411	TIAA-CREF Bond Fund		$14,155,552	20.0%
1,323,037	TIAA-CREF Bond Plus Fund		13,190,683	18.6
	TOTAL FIXED INCOME		27,346,235	38.6

INTERNATIONAL EQUITY—6.8%
105,948	TIAA-CREF Emerging Markets Equity Fund		1,125,167	1.6
102,059	TIAA-CREF International Equity Fund		1,117,549	1.6
76,918	TIAA-CREF International Opportunities Fund		916,092	1.3
146,491	TIAA-CREF Quant International Equity Fund		1,069,381	1.5
57,010	TIAA-CREF Quant International Small-Cap Equity Fund		580,357	0.8
	TOTAL INTERNATIONAL EQUITY		4,808,546	6.8

SHORT-TERM FIXED INCOME—39.8%
2,771,718	TIAA-CREF Short-Term Bond Fund		28,216,093	39.8
	TOTAL SHORT-TERM FIXED INCOME		28,216,093	39.8

U.S. EQUITY—14.7%
153,518	TIAA-CREF Growth & Income Fund		2,233,687	3.1
112,103	TIAA-CREF Large-Cap Growth Fund		2,425,905	3.4
138,516	TIAA-CREF Large-Cap Value Fund		2,523,753	3.6
63,247	TIAA-CREF Quant Large-Cap Growth Fund		909,498	1.3
91,864	TIAA-CREF Quant Large-Cap Value Fund		946,198	1.3
50,817	TIAA-CREF Quant Small-Cap Equity Fund		959,416	1.4
34,518	TIAA-CREF Quant Small/Mid-Cap Equity Fund		434,231	0.6
	TOTAL U.S. EQUITY		10,432,688	14.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $70,201,735)	70,803,562	99.9

	TOTAL PORTFOLIO	(Cost $70,201,735)	70,803,562	99.9
	OTHER ASSETS & LIABILITIES, NET		57,288	0.1
	NET ASSETS		$70,860,850	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.5%
2,253,211	TIAA-CREF Bond Fund		$22,329,325	10.0%
6,401,948	TIAA-CREF Bond Plus Fund		63,827,420	28.5
	TOTAL FIXED INCOME		86,156,745	38.5

INTERNATIONAL EQUITY—12.7%
546,096	TIAA-CREF Emerging Markets Equity Fund		5,799,537	2.6
643,302	TIAA-CREF International Equity Fund		7,044,157	3.1
484,451	TIAA-CREF International Opportunities Fund		5,769,806	2.6
858,653	TIAA-CREF Quant International Equity Fund		6,268,164	2.8
360,623	TIAA-CREF Quant International Small-Cap Equity Fund		3,671,138	1.6
	TOTAL INTERNATIONAL EQUITY		28,552,802	12.7

SHORT-TERM FIXED INCOME—19.9%
4,373,361	TIAA-CREF Short-Term Bond Fund		44,520,819	19.9
	TOTAL SHORT-TERM FIXED INCOME		44,520,819	19.9

U.S. EQUITY—28.8%
968,111	TIAA-CREF Growth & Income Fund		14,086,009	6.3
707,754	TIAA-CREF Large-Cap Growth Fund		15,315,805	6.8
871,862	TIAA-CREF Large-Cap Value Fund		15,885,322	7.1
400,400	TIAA-CREF Quant Large-Cap Growth Fund		5,757,756	2.6
585,809	TIAA-CREF Quant Large-Cap Value Fund		6,033,834	2.7
247,393	TIAA-CREF Quant Small-Cap Equity Fund		4,670,771	2.1
218,526	TIAA-CREF Quant Small/Mid-Cap Equity Fund		2,749,053	1.2
	TOTAL U.S. EQUITY		64,498,550	28.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $216,984,377)	223,728,916	99.9

	TOTAL PORTFOLIO	(Cost $216,984,377)	223,728,916	99.9
	OTHER ASSETS & LIABILITIES, NET		222,030	0.1
	NET ASSETS		$223,950,946	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	27

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.4%
13,071,184	TIAA-CREF Bond Plus Fund		$130,319,705	38.4%
	TOTAL FIXED INCOME		130,319,705	38.4

INTERNATIONAL EQUITY—18.7%
1,145,976	TIAA-CREF Emerging Markets Equity Fund		12,170,268	3.6
1,454,703	TIAA-CREF International Equity Fund		15,928,999	4.7
1,095,600	TIAA-CREF International Opportunities Fund		13,048,600	3.9
1,908,154	TIAA-CREF Quant International Equity Fund		13,929,522	4.1
815,174	TIAA-CREF Quant International Small-Cap Equity Fund		8,298,473	2.4
	TOTAL INTERNATIONAL EQUITY		63,375,862	18.7

U.S. EQUITY—42.8%
2,191,071	TIAA-CREF Growth & Income Fund		31,880,088	9.4
1,608,552	TIAA-CREF Large-Cap Growth Fund		34,809,064	10.3
1,981,356	TIAA-CREF Large-Cap Value Fund		36,100,298	10.7
904,728	TIAA-CREF Quant Large-Cap Growth Fund		13,009,994	3.8
1,314,271	TIAA-CREF Quant Large-Cap Value Fund		13,536,988	4.0
508,697	TIAA-CREF Quant Small-Cap Equity Fund		9,604,206	2.8
496,077	TIAA-CREF Quant Small/Mid-Cap Equity Fund		6,240,644	1.8
	TOTAL U.S. EQUITY		145,181,282	42.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $320,675,024)	338,876,849	99.9

	TOTAL PORTFOLIO	(Cost $320,675,024)	338,876,849	99.9
	OTHER ASSETS & LIABILITIES, NET		232,103	0.1
	NET ASSETS		$339,108,952	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.0% (a)

FIXED INCOME—18.5%
2,926,116	TIAA-CREF Bond Plus Fund		$29,173,374	18.5%
	TOTAL FIXED INCOME		29,173,374	18.5

INTERNATIONAL EQUITY—24.6%
675,481	TIAA-CREF Emerging Markets Equity Fund		7,173,605	4.5
906,284	TIAA-CREF International Equity Fund		9,923,806	6.3
682,875	TIAA-CREF International Opportunities Fund		8,133,044	5.1
1,167,312	TIAA-CREF Quant International Equity Fund		8,521,375	5.4
505,135	TIAA-CREF Quant International Small-Cap Equity Fund		5,142,270	3.3
	TOTAL INTERNATIONAL EQUITY		38,894,100	24.6

U.S. EQUITY—56.9%
1,361,526	TIAA-CREF Growth & Income Fund		19,810,200	12.6
995,602	TIAA-CREF Large-Cap Growth Fund		21,544,830	13.7
1,230,148	TIAA-CREF Large-Cap Value Fund		22,413,297	14.2
561,523	TIAA-CREF Quant Large-Cap Growth Fund		8,074,697	5.1
816,746	TIAA-CREF Quant Large-Cap Value Fund		8,412,480	5.3
297,915	TIAA-CREF Quant Small-Cap Equity Fund		5,624,634	3.6
305,725	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,846,025	2.4
	TOTAL U.S. EQUITY		89,726,163	56.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $144,875,912)	157,793,637	100.0

	TOTAL PORTFOLIO	(Cost $144,875,912)	157,793,637	100.0
	OTHER ASSETS & LIABILITIES, NET		15,763	0.0
	NET ASSETS		$157,809,400	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	29

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.1% (a)

INTERNATIONAL EQUITY—29.8%
516,813	TIAA-CREF Emerging Markets Equity Fund		$5,488,554	4.9%
797,771	TIAA-CREF International Equity Fund		8,735,596	7.8
604,241	TIAA-CREF International Opportunities Fund		7,196,516	6.5
994,846	TIAA-CREF Quant International Equity Fund		7,262,374	6.5
445,749	TIAA-CREF Quant International Small-Cap Equity Fund		4,537,723	4.1
	TOTAL INTERNATIONAL EQUITY		33,220,763	29.8

U.S. EQUITY—70.3%
1,201,201	TIAA-CREF Growth & Income Fund		17,477,470	15.7
877,776	TIAA-CREF Large-Cap Growth Fund		18,995,065	17.1
1,084,749	TIAA-CREF Large-Cap Value Fund		19,764,121	17.7
470,859	TIAA-CREF Quant Large-Cap Growth Fund		6,770,946	6.1
686,356	TIAA-CREF Quant Large-Cap Value Fund		7,069,472	6.3
254,035	TIAA-CREF Quant Small-Cap Equity Fund		4,796,175	4.3
270,725	TIAA-CREF Quant Small/Mid-Cap Equity Fund		3,405,722	3.1
	TOTAL U.S. EQUITY		78,278,971	70.3
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $99,743,980)	111,499,734	100.1

	TOTAL PORTFOLIO	(Cost $99,743,980)	111,499,734	100.1
	OTHER ASSETS & LIABILITIES, NET		(61,214)	(0.1)
	NET ASSETS		$111,438,520	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	31

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2018

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$70,803,562	$223,728,916	$338,876,849	$157,793,637	$111,499,734
Cash	22,006	—	644,903	—	62,067
Receivable from securities transactions	322,513	1,293,888	1,590,394	855,173	315,883
Receivable from Fund shares sold	9,193	191,279	108,562	28,062	15,697
Dividends receivable	140,866	347,969	379,545	84,711	—
Due from affiliates	1,457	1,690	1,848	1,548	1,518
Other	18,657	22,458	25,711	20,067	20,105
Total assets	71,318,254	225,586,200	341,627,812	158,783,198	111,915,004
LIABILITIES
Management fees payable	582	1,834	2,764	1,289	908
Service agreement fees payable	322	896	2,210	931	1,073
Distribution fees payable	10,013	32,442	42,959	17,431	10,148
Due to affiliates	6,537	6,918	7,170	6,726	6,634
Overdraft payable	—	311,643	—	53,649	—
Payable for securities transactions	409,563	1,094,709	2,262,938	725,991	265,940
Payable for Fund shares redeemed	12,300	153,155	154,113	141,754	169,609
Payable for trustee compensation	2,862	6,840	9,409	4,432	3,177
Accrued expenses and other payables	15,225	26,817	37,297	21,595	18,995
Total liabilities	457,404	1,635,254	2,518,860	973,798	476,484
NET ASSETS	$70,860,850	$223,950,946	$339,108,952	$157,809,400	$111,438,520
NET ASSETS CONSIST OF:
Paid-in-capital	$70,086,275	$215,546,406	$317,924,103	$143,026,764	$98,567,466
Total distributable earnings (loss)	774,575	8,404,540	21,184,849	14,782,636	12,871,054
NET ASSETS	$70,860,850	$223,950,946	$339,108,952	$157,809,400	$111,438,520
INSTITUTIONAL CLASS:
Net assets	$6,299,815	$22,865,543	$33,923,640	$27,754,127	$18,924,954
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	580,411	1,871,848	2,487,943	1,840,560	1,176,582
Net asset value per share	$10.85	$12.22	$13.64	$15.08	$16.08
ADVISOR CLASS:
Net assets	$102,682	$187,552	$508,956	$186,676	$212,703
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	15,353	37,323	12,390	13,239
Net asset value per share	$10.85	$12.22	$13.64	$15.07	$16.07
PREMIER CLASS:
Net assets	$765,601	$669,187	$978,229	$1,623,165	$370,438
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	70,477	54,752	71,587	107,679	22,998
Net asset value per share	$10.86	$12.22	$13.66	$15.07	$16.11
RETIREMENT CLASS:
Net assets	$15,727,380	$42,827,383	$93,674,229	$44,363,493	$42,702,283
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,450,316	3,510,668	6,877,241	2,956,561	2,667,134
Net asset value per share	$10.84	$12.20	$13.62	$15.01	$16.01
RETAIL CLASS:
Net assets	$47,965,372	$157,401,281	$210,023,898	$83,881,939	$49,228,142
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,422,903	12,907,220	15,425,351	5,599,121	3,079,097
Net asset value per share	$10.84	$12.19	$13.62	$14.98	$15.99
‡ Affiliated investments, cost	$70,201,735	$216,984,377	$320,675,024	$144,875,912	$99,743,980

32	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2018

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
INVESTMENT INCOME
Dividends from affiliated investments	$831,471	$2,111,625	$2,399,669	$603,663	$102,886
Total income	831,471	2,111,625	2,399,669	603,663	102,886
EXPENSES
Management fees	36,303	114,587	171,510	79,720	58,521
Shareholder servicing – Institutional Class	302	1,205	307	374	655
Shareholder servicing – Advisor Class	4	51	307	54	229
Shareholder servicing – Premier Class	24	33	29	29	24
Shareholder servicing – Retirement Class	20,912	54,586	120,223	57,566	57,820
Shareholder servicing – Retail Class	7,357	16,148	19,997	14,347	13,969
Distribution fees – Premier Class	473	533	610	1,188	293
Distribution fees – Retail Class	62,282	204,211	269,725	110,415	66,152
Registration fees	43,241	42,550	43,698	39,227	41,082
Administrative service fees	21,454	22,717	23,593	22,180	21,872
Professional fees	12,871	13,318	14,295	13,103	13,016
Trustee fees and expenses	517	1,675	2,431	1,128	870
Other expenses	11,816	25,704	34,422	22,880	22,423
Total expenses	217,556	497,318	701,147	362,211	296,926
Less: Expenses reimbursed by the investment adviser	(89,715)	(107,583)	(120,160)	(99,606)	(98,535)
Net expenses	127,841	389,735	580,987	262,605	198,391
Net investment income (loss)	703,630	1,721,890	1,818,682	341,058	(95,505)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(22,686)	(15,258)	(27,234)	51,784	433,090
Realized gain (loss) from sale of unaffiliated investments	(3,426)	(7,263)	(26,304)	(32,421)	(16,209)
Net realized gain (loss) from investments	(26,112)	(22,521)	(53,538)	19,363	416,881
Net change in unrealized appreciation (depreciation) from affiliated investments	(1,471,599)	(6,885,540)	(13,894,572)	(7,950,135)	(6,592,195)
Net realized and unrealized gain (loss) from investments	(1,497,711)	(6,908,061)	(13,948,110)	(7,930,772)	(6,175,314)
Net increase (decrease) in net assets from operations	$(794,081)	$(5,186,171)	$(12,129,428)	$(7,589,714)	$(6,270,819)

34	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$703,630	$1,325,026	$1,721,890	$3,773,538	$1,818,682	$5,092,230
Net realized gain (loss) from investments		(26,112)	844,580	(22,521)	4,318,764	(53,538)	8,153,522
Net change in unrealized appreciation (depreciation) from affiliated investments		(1,471,599)	(207,023)	(6,885,540)	3,315,344	(13,894,572)	11,106,018
Net increase (decrease) in net assets from operations		(794,081)	1,962,583	(5,186,171)	11,407,646	(12,129,428)	24,351,770
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(47,432)	(63,176)	(174,391)	(391,602)	(176,416)	(574,237)
	Advisor Class	(1,111)	(3,078)	(1,574)	(3,547)	(1,918)	(5,423)
	Premier Class	(5,108)	(6,897)	(5,439)	(7,756)	(4,617)	(12,933)
	Retirement Class	(158,588)	(410,656)	(313,730)	(1,094,037)	(492,727)	(2,608,048)
	Retail Class	(462,939)	(1,342,452)	(1,163,246)	(4,407,180)	(1,078,535)	(6,065,520)
Total distributions		(675,178)	(1,826,259)	(1,658,380)	(5,904,122)	(1,754,213)	(9,266,161)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,476,452	3,064,623	9,705,240	17,648,887	17,952,907	16,229,611
	Advisor Class	—	—	25,174	61,050	577,176	—
	Premier Class	799,731	19,666	665,713	6,217	790,960	1,317,945
	Retirement Class	753,618	3,598,297	4,659,156	11,320,974	11,171,970	21,570,989
	Retail Class	3,099,129	10,230,702	11,550,725	38,501,315	17,091,582	48,694,284
Reinvestments of distributions:	Institutional Class	47,314	62,848	174,284	391,214	176,326	573,772
	Advisor Class	—	—	666	158	1,238	1,694
	Premier Class	2,909	688	3,457	368	2,968	4,233
	Retirement Class	158,484	410,356	313,639	1,093,679	492,654	2,607,618
	Retail Class	452,174	1,307,209	1,146,445	4,339,064	1,062,253	5,961,011
Redemptions:	Institutional Class	(2,591,061)	(1,053,013)	(4,590,005)	(5,100,291)	(6,999,475)	(3,703,397)
	Advisor Class	—	—	(4,168)	—	(212,857)	(8,204)
	Premier Class	(277,355)	—	(243,700)	(670)	(76,157)	(1,336,282)
	Retirement Class	(1,701,698)	(2,856,912)	(3,315,975)	(4,843,311)	(7,925,056)	(9,202,775)
	Retail Class	(5,043,970)	(9,216,581)	(13,637,608)	(23,634,150)	(13,366,540)	(25,584,652)
Net increase (decrease) from shareholder transactions		1,175,727	5,567,883	6,453,043	39,784,504	20,739,949	57,125,847
Net increase (decrease) in net assets		(293,532)	5,704,207	(391,508)	45,288,028	6,856,308	72,211,456
NET ASSETS
Beginning of period		71,154,382	65,450,175	224,342,454	179,054,426	332,252,644	260,041,188
End of period		$70,860,850	$71,154,382	$223,950,946	$224,342,454	$339,108,952	$332,252,644
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	498,849	273,044	774,774	1,412,977	1,268,002	1,156,401
	Advisor Class	—	—	1,991	4,846	41,187	—
	Premier Class	72,123	1,762	52,527	492	55,025	97,129
	Retirement Class	68,210	324,524	370,959	903,644	782,920	1,535,536
	Retail Class	281,814	919,186	921,696	3,073,181	1,209,583	3,471,729
Shares reinvested:	Institutional Class	4,283	5,672	13,799	31,316	12,297	41,048
	Advisor Class	—	—	53	12	86	121
	Premier Class	263	62	274	30	206	311
	Retirement Class	14,356	37,023	24,850	87,609	34,388	186,564
	Retail Class	40,958	117,923	90,846	347,609	74,185	426,476
Shares redeemed:	Institutional Class	(238,603)	(94,551)	(370,978)	(406,235)	(501,936)	(263,001)
	Advisor Class	—	—	(329)	—	(15,458)	(578)
	Premier Class	(24,937)	—	(19,432)	(53)	(5,434)	(97,335)
	Retirement Class	(154,865)	(257,104)	(267,677)	(385,874)	(563,460)	(653,313)
	Retail Class	(459,211)	(829,500)	(1,089,155)	(1,883,120)	(946,859)	(1,819,164)
Net increase (decrease) from shareholder transactions		103,240	498,041	504,198	3,186,434	1,444,732	4,081,924

36	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2018	May 31, 2018[a]	November 30, 2018	May 31, 2018[a]
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$341,058	$1,738,618	$(95,505)	$833,418
Net realized gain (loss) from investments		19,363	4,477,249	416,881	3,597,013
Net change in unrealized appreciation (depreciation) from affiliated investments		(7,950,135)	7,859,969	(6,592,195)	7,020,274
Net increase (decrease) in net assets from operations		(7,589,714)	14,075,836	(6,270,819)	11,450,705
DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	—	(490,813)	—	(326,149)
	Advisor Class	—	(4,531)	—	(5,676)
	Premier Class	—	(11,380)	—	(13,479)
	Retirement Class	—	(1,230,267)	—	(1,328,844)
	Retail Class	—	(2,581,249)	—	(1,581,963)
Total distributions		—	(4,318,240)	—	(3,256,111)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	16,126,701	15,795,635	8,992,137	19,531,363
	Advisor Class	—	67,925	362,050	32,200
	Premier Class	1,536,987	4,513	6,245	11,996
	Retirement Class	3,827,107	15,893,797	2,910,651	18,865,035
	Retail Class	5,642,867	19,876,120	5,625,226	18,017,853
Reinvestments of distributions:	Institutional Class	—	490,419	—	325,526
	Advisor Class	—	498	—	1,008
	Premier Class	—	1,317	—	1,483
	Retirement Class	—	1,229,774	—	1,328,253
	Retail Class	—	2,558,848	—	1,570,343
Redemptions:	Institutional Class	(5,218,209)	(3,474,297)	(4,216,964)	(9,600,145)
	Advisor Class	—	(7,169)	(271,664)	—
	Premier Class	(173,172)	—	(5,823)	(37,716)
	Retirement Class	(2,780,802)	(5,193,746)	(4,239,230)	(5,045,114)
	Retail Class	(6,976,343)	(10,527,168)	(6,043,772)	(6,640,104)
Net increase (decrease) from shareholder transactions		11,985,136	36,716,466	3,118,856	38,361,981
Net increase (decrease) in net assets		4,395,422	46,474,062	(3,151,963)	46,556,575
NET ASSETS
Beginning of period		153,413,978	106,939,916	114,590,483	68,033,908
End of period		$157,809,400	$153,413,978	$111,438,520	$114,590,483
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,005,954	1,027,400	523,839	1,171,560
	Advisor Class	—	4,376	20,926	2,061
	Premier Class	95,893	289	367	721
	Retirement Class	243,096	1,032,043	170,350	1,140,802
	Retail Class	361,298	1,294,172	331,931	1,091,990
Shares reinvested:	Institutional Class	—	31,825	—	19,801
	Advisor Class	—	32	—	61
	Premier Class	—	85	—	90
	Retirement Class	—	80,011	—	80,991
	Retail Class	—	166,701	—	95,811
Shares redeemed:	Institutional Class	(339,350)	(222,515)	(246,989)	(577,995)
	Advisor Class	—	(460)	(17,347)	—
	Premier Class	(11,104)	—	(336)	(2,361)
	Retirement Class	(175,996)	(336,271)	(251,133)	(304,742)
	Retail Class	(446,334)	(684,603)	(355,619)	(401,228)
Net increase (decrease) from shareholder transactions		733,457	2,393,085	175,989	2,317,562
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1 — organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Funds’ distributions are presented in the Financial highlights. The distribution information for the Funds as of its most recent tax year end is presented within the notes to the financial statements, Note 5 — distributions to shareholders and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1 — organization and significant accounting policies for further details.

38	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/18	#	$11.08	$0.12		$(0.23)	$(0.11)	$(0.12)	$ —	$(0.12)	$10.85	(0.94)%[b]	$ 6,300		0.36%[c]		0.10%[c]		2.20%[c]		16%[b]
	5/31/18		11.04	0.24		0.13	0.37	(0.27)	(0.06)	(0.33)	11.08	3.25	3,498		0.36		0.10		2.19		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.72	1,455		0.39		0.10		2.03		18
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89	796		0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34	1,923		0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47	1,712		0.52		0.10		1.75		16
Advisor Class:	11/30/18	#	11.07	0.12		(0.22)	(0.10)	(0.12)	—	(0.12)	10.85	(0.94)[b]	103		0.36	[c]	0.11	[c]	2.18	[c]	16	[b]
	5/31/18		11.04	0.24		0.12	0.36	(0.27)	(0.06)	(0.33)	11.07	3.24	105		0.37		0.11		2.17		19
	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70	104		0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67 [b]	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	11/30/18	#	11.09	0.11		(0.23)	(0.12)	(0.11)	—	(0.11)	10.86	(1.01)[b]	766		0.51	[c]	0.25	[c]	2.04	[c]	16	[b]
	5/31/18		11.05	0.23		0.12	0.35	(0.25)	(0.06)	(0.31)	11.09	3.10	255		0.52		0.25		2.04		19
	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46	234		0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76	215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18	1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32	1,167		0.67		0.25		1.62		16
Retirement Class:	11/30/18	#	11.06	0.11		(0.23)	(0.12)	(0.10)	—	(0.10)	10.84	(1.06)[b]	15,727		0.60	[c]	0.35	[c]	1.94	[c]	16	[b]
	5/31/18		11.03	0.21		0.12	0.33	(0.24)	(0.06)	(0.30)	11.06	3.00	16,847		0.61		0.35		1.93		19
	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44	15,646		0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56	13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09	15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23	10,981		0.76		0.35		1.51		16
Retail Class:	11/30/18	#	11.07	0.11		(0.24)	(0.13)	(0.10)	—	(0.10)	10.84	(1.08)[b]	47,965		0.63	[c]	0.38	[c]	1.91	[c]	16	[b]
	5/31/18		11.03	0.21		0.13	0.34	(0.24)	(0.06)	(0.30)	11.07	2.97	50,449		0.63		0.37		1.91		19
	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43	48,011		0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52	37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06	36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20	26,218		0.79		0.38		1.48		16

40	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/18	#	$12.58	$0.11		$(0.36)	$(0.25)	$(0.11)	$ —	$(0.11)	$12.22	(2.04)%[b]	$ 22,866		0.20%[c]		0.10%[c]		1.75%[c]		10%[b]
	5/31/18		12.22	0.26		0.49	0.75	(0.32)	(0.07)	(0.39)	12.58	6.17	18,299		0.25		0.10		2.05		13
	5/31/17		11.64	0.23		0.78	1.01	(0.28)	(0.15)	(0.43)	12.22	8.87	5,087		0.22		0.10		1.96		15
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)	2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13	4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82	3,103		0.37		0.10		1.66		9
Advisor Class:	11/30/18	#	12.58	0.11		(0.37)	(0.26)	(0.10)	—	(0.10)	12.22	(2.07)[b]	188		0.25	[c]	0.15	[c]	1.69	[c]	10	[b]
	5/31/18		12.23	0.25		0.48	0.73	(0.31)	(0.07)	(0.38)	12.58	6.07	172		0.22		0.12		2.00		13
	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107		0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25 [b]	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	11/30/18	#	12.59	0.10		(0.37)	(0.27)	(0.10)	—	(0.10)	12.22	(2.10)[b]	669		0.35	[c]	0.25	[c]	1.59	[c]	10	[b]
	5/31/18		12.23	0.24		0.49	0.73	(0.30)	(0.07)	(0.37)	12.59	5.93	269		0.38		0.25		1.91		13
	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256		0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)	243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88	1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66	1,268		0.52		0.25		1.69		9
Retirement Class:	11/30/18	#	12.57	0.09		(0.37)	(0.28)	(0.09)	—	(0.09)	12.20	(2.17)[b]	42,827		0.44	[c]	0.35	[c]	1.49	[c]	10	[b]
	5/31/18		12.21	0.23		0.49	0.72	(0.29)	(0.07)	(0.36)	12.57	5.83	42,506		0.45		0.35		1.81		13
	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907		0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)	26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79	22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59	18,039		0.61		0.35		1.49		9
Retail Class:	11/30/18	#	12.56	0.09		(0.37)	(0.28)	(0.09)	—	(0.09)	12.19	(2.26)[b]	157,401		0.46	[c]	0.37	[c]	1.47	[c]	10	[b]
	5/31/18		12.20	0.22		0.49	0.71	(0.28)	(0.07)	(0.35)	12.56	5.90	163,097		0.47		0.37		1.79		13
	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697		0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)	103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77	86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55	56,057		0.64		0.39		1.45		9

42	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/18	#	$14.18	$0.09		$(0.54)	$(0.45)	$(0.09)	$ —	$(0.09)	$13.64	(3.20)%[b]	$ 33,924		0.17%[c]		0.10%[c]		1.30%[c]		10%[b]
	5/31/18		13.44	0.26		0.94	1.20	(0.37)	(0.09)	(0.46)	14.18	9.04	24,246		0.18		0.10		1.88		10
	5/31/17		12.48	0.27		1.21	1.48	(0.30)	(0.22)	(0.52)	13.44	12.19	10,416		0.19		0.10		2.10		19
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779		0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29	2,506		0.33		0.10		1.67		17
Advisor Class:	11/30/18	#	14.18	0.08		(0.54)	(0.46)	(0.08)	—	(0.08)	13.64	(3.25)[b]	509		0.32	[c]	0.25	[c]	1.13	[c]	10	[b]
	5/31/18		13.44	0.26		0.93	1.19	(0.36)	(0.09)	(0.45)	14.18	8.96	163		0.26		0.18		1.86		10
	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161		0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	11/30/18	#	14.21	0.08		(0.55)	(0.47)	(0.08)	—	(0.08)	13.66	(3.32)[b]	978		0.33	[c]	0.25	[c]	1.15	[c]	10	[b]
	5/31/18		13.47	0.21		0.96	1.17	(0.34)	(0.09)	(0.43)	14.21	8.79	310		0.34		0.25		1.53		10
	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292		0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22	1,376		0.47		0.25		1.62		17
Retirement Class:	11/30/18	#	14.17	0.07		(0.55)	(0.48)	(0.07)	—	(0.07)	13.62	(3.33)[b]	93,674		0.42	[c]	0.35	[c]	1.05	[c]	10	[b]
	5/31/18		13.43	0.23		0.94	1.17	(0.34)	(0.09)	(0.43)	14.17	8.70	93,842		0.43		0.35		1.68		10
	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577		0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06	32,655		0.57		0.35		1.49		17
Retail Class:	11/30/18	#	14.16	0.07		(0.54)	(0.47)	(0.07)	—	(0.07)	13.62	(3.34)[b]	210,024		0.44	[c]	0.37	[c]	1.03	[c]	10	[b]
	5/31/18		13.42	0.23		0.93	1.16	(0.33)	(0.09)	(0.42)	14.16	8.76	213,691		0.44		0.37		1.67		10
	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595		0.47		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01	65,598		0.61		0.39		1.43		17

44	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/18	#	$15.75	$0.05		$(0.72)	$(0.67)	$ —	$ —	$ —	$15.08	(4.19)%[b]	$27,754		0.23%[c]		0.10%[c]		0.64%[c]		16%[b]
	5/31/18		14.53	0.25		1.49	1.74	(0.42)	(0.10)	(0.52)	15.75	12.02	18,485		0.24		0.10		1.59		18
	5/31/17		13.09	0.19		1.76	1.95	(0.17)	(0.34)	(0.51)	14.53	15.24	4,899		0.29		0.10		1.36		22
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28	1,783		0.47		0.10		1.37		16
Advisor Class:	11/30/18	#	15.74	0.05		(0.72)	(0.67)	—	—	—	15.07	(4.26)[b]	187		0.28	[c]	0.15	[c]	0.61	[c]	16	[b]
	5/31/18		14.52	0.22		1.52	1.74	(0.42)	(0.10)	(0.52)	15.74	12.03	195		0.31		0.17		1.41		18
	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123		0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	11/30/18	#	15.75	0.04		(0.72)	(0.68)	—	—	—	15.07	(4.32)[b]	1,623		0.38	[c]	0.25	[c]	0.51	[c]	16	[b]
	5/31/18		14.53	0.22		1.51	1.73	(0.41)	(0.10)	(0.51)	15.75	11.93	361		0.42		0.25		1.39		18
	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327		0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01	1,465		0.62		0.25		1.28		16
Retirement Class:	11/30/18	#	15.69	0.03		(0.71)	(0.68)	—	—	—	15.01	(4.33)[b]	44,363		0.47	[c]	0.35	[c]	0.41	[c]	16	[b]
	5/31/18		14.48	0.19		1.52	1.71	(0.40)	(0.10)	(0.50)	15.69	11.83	45,329		0.49		0.35		1.26		18
	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614		0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91	16,575		0.71		0.35		1.14		16
Retail Class:	11/30/18	#	15.67	0.03		(0.72)	(0.69)	—	—	—	14.98	(4.34)[b]	83,882		0.51	[c]	0.38	[c]	0.38	[c]	16	[b]
	5/31/18		14.46	0.19		1.51	1.70	(0.39)	(0.10)	(0.49)	15.67	11.73	89,044		0.52		0.38		1.25		18
	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977		0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81	30,360		0.76		0.41		1.07		16

46	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/18#		$16.95	$(0.00)[d]		$(0.87)	$(0.87)	$ —	$ —	$ —	$16.08	(5.13)%[b]	$18,925		0.28%[c]		0.10%[c]		0.06%[c]		16%[b]
	5/31/18		15.28	0.18		2.12	2.30	(0.44)	(0.19)	(0.63)	16.95	15.14	15,252		0.30		0.10		1.09		38
	5/31/17		13.47	0.16		2.21	2.37	(0.12)	(0.44)	(0.56)	15.28	18.09	4,376		0.40		0.10		1.13		20
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755		0.41		0.10		0.75		41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094		0.35		0.10		1.18		14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34	2,570		0.49		0.10		0.91		24
Advisor Class:	11/30/18	#	16.94	(0.01)		(0.86)	(0.87)	—	—	—	16.07	(5.14)[b]	213		0.39	[c]	0.23	[c]	(0.07	)c	16	[b]
	5/31/18		15.28	0.19		2.09	2.28	(0.43)	(0.19)	(0.62)	16.94	15.04	164		0.35		0.15		1.14		38
	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115		0.41		0.12		1.27		20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102		0.43	[c]	0.12	[c]	0.26	[c]	41
Premier Class:	11/30/18	#	16.99	(0.01)		(0.87)	(0.88)	—	—	—	16.11	(5.18)[b]	370		0.43	[c]	0.25	[c]	(0.08	)c	16	[b]
	5/31/18		15.32	0.17		2.10	2.27	(0.41)	(0.19)	(0.60)	16.99	14.93	390		0.46		0.25		1.01		38
	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375		0.56		0.25		1.08		20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269		0.56		0.25		1.11		41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699		0.50		0.25		1.01		14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16	1,559		0.64		0.25		1.09		24
Retirement Class:	11/30/18	#	16.89	(0.01)		(0.87)	(0.88)	—	—	—	16.01	(5.21)[b]	42,702		0.52	[c]	0.35	[c]	(0.17	)c	16	[b]
	5/31/18		15.24	0.15		2.09	2.24	(0.40)	(0.19)	(0.59)	16.89	14.82	46,425		0.55		0.35		0.90		38
	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905		0.65		0.35		0.95		20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752		0.66		0.35		0.81		41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900		0.59		0.35		0.89		14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00	19,483		0.73		0.35		0.77		24
Retail Class:	11/30/18	#	16.88	(0.02)		(0.87)	(0.89)	—	—	—	15.99	(5.27)[b]	49,228		0.57	[c]	0.41	[c]	(0.23	)c	16	[b]
	5/31/18		15.22	0.14		2.10	2.24	(0.39)	(0.19)	(0.58)	16.88	14.84	52,360		0.60		0.41		0.85		38
	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262		0.72		0.42		0.91		20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905		0.74		0.43		0.76		41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349		0.66		0.42		0.87		14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86	21,100		0.82		0.44		0.71		24
#	Unaudited
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	49

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares,

50	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this semi-annual report. This implementation did not have a material impact on the Funds’ financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT,

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	51

Notes to financial statements (unaudited)

and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation will not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule is effective November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

52	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

The Funds’ distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$(52,938)	$(319,280)	$(458,099)	$(399,829)	$(227,918)
Advisor Class	(2,535)	(2,913)	(4,292)	(3,677)	(3,954)
Premier Class	(5,612)	(6,242)	(10,884)	(9,180)	(9,258)
Retirement Class	(333,249)	(871,812)	(2,035,108)	(987,326)	(906,499)
Retail Class	(1,081,659)	(3,505,749)	(4,719,845)	(2,064,532)	(1,071,298)
From realized gains:
Institutional Class	(10,238)	(72,322)	(116,138)	(90,984)	(98,231)
Advisor Class	(543)	(634)	(1,131)	(854)	(1,722)
Premier Class	(1,285)	(1,514)	(2,049)	(2,200)	(4,221)
Retirement Class	(77,407)	(222,225)	(572,940)	(242,941)	(422,345)
Retail Class	(260,793)	(901,431)	(1,345,675)	(516,717)	(510,665)
Total distributions	$(1,826,259)	$(5,904,122)	$(9,266,161)	$(4,318,240)	$(3,256,111)

For the prior fiscal period, the following Undistributed net investment income (loss) included in net assets were disclosed:

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
Undistributed net investment income (loss) included in net assets	$211,975	$507,762	$499,326	$205,076	$(40,542)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	53

Notes to financial statements (unaudited)

judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of November 30, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For

54	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

the period ended November 30, 2018, there were no transactions with affiliated entities.

The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2018:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Aggressive Growth	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/18	Purchases cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$14,209	$1,735	$1,512	$(49)	$(227)	$233	$14,156
Bond Plus	12,727	2,284	1,562	(26)	(232)	219	13,191
Emerging Markets Equity	965	431	149	(30)	(92)	—	1,125
Growth & Income	2,204	326	265	27	(58)	12	2,234
International Equity	1,109	303	98	(11)	(185)	—	1,118
International Opportunities	906	197	62	(1)	(124)	—	916
Large-Cap Growth	2,602	372	541	96	(103)	—	2,426
Large-Cap Value	2,332	538	277	5	(74)	—	2,524
Quant International Equity	1,476	254	535	(32)	(94)	—	1,069
Quant International Small-Cap Equity	606	121	44	(5)	(98)	—	580
Quant Large-Cap Growth	1,115	229	427	33	(40)	—	910
Quant Large-Cap Value	1,018	286	372	(7)	21	—	946
Quant Small-Cap Equity	585	685	276	6	(41)	—	959
Quant Small/Mid-Cap Equity	470	55	79	9	(21)	—	434
Short-Term Bond	28,741	3,701	4,084	(38)	(104)	367	28,216
	$71,065	$11,517	$10,283	$(23)	$(1,472)	$831	$70,804

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	55

Notes to financial statements (unaudited)

					Change in
				Realized	unrealized
	Value at	Purchases	Sales	gain	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	(loss )	(depreciation )	income	11/30/18
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$22,405	$1,998	$1,636	$(75)	$(363)	$368	$22,329
Bond Plus	62,517	6,955	4,368	(195)	(1,082)	1,080	63,827
Emerging Markets Equity	5,181	1,672	398	(90)	(565)	—	5,800
Growth & Income	13,889	1,412	1,010	95	(300)	79	14,086
International Equity	6,970	1,554	239	(32)	(1,209)	—	7,044
International Opportunities	5,733	1,008	189	5	(787)	—	5,770
Large-Cap Growth	16,373	1,495	2,487	360	(425)	—	15,316
Large-Cap Value	14,670	2,594	928	19	(470)	—	15,885
Quant International Equity	7,515	840	1,385	(109)	(593)	—	6,268
Quant International Small-Cap Equity	3,811	575	64	(9)	(642)	—	3,671
Quant Large-Cap Growth	6,572	713	1,509	80	(98)	—	5,758
Quant Large-Cap Value	5,965	1,070	1,106	(24)	129	—	6,034
Quant Small-Cap Equity	3,673	2,121	912	4	(215)	—	4,671
Quant Small/Mid-Cap Equity	2,960	204	333	32	(114)	—	2,749
Short-Term Bond	45,866	4,748	5,865	(76)	(152)	585	44,521
	$224,100	$28,959	$22,429	$(15)	$(6,886)	$2,112	$223,729
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$127,212	$16,830	$11,090	$(522)	$(2,110)	$2,223	$130,320
Emerging Markets Equity	10,851	3,554	859	(170)	(1,206)	—	12,170
Growth & Income	30,837	3,226	1,640	131	(674)	177	31,880
International Equity	15,458	3,523	243	(23)	(2,786)	—	15,929
International Opportunities	12,708	2,274	155	(2)	(1,776)	—	13,049
Large-Cap Growth	36,350	3,019	4,344	665	(881)	—	34,809
Large-Cap Value	32,569	6,233	1,622	8	(1,088)	—	36,100
Quant International Equity	15,364	1,912	1,822	(171)	(1,353)	—	13,930
Quant International Small-Cap Equity	8,449	1,595	271	(44)	(1,431)	—	8,298
Quant Large-Cap Growth	14,275	1,563	2,789	105	(144)	—	13,010
Quant Large-Cap Value	12,919	2,267	1,875	(57)	283	—	13,537
Quant Small-Cap Equity	8,158	3,428	1,509	(5)	(468)	—	9,604
Quant Small/Mid-Cap Equity	6,578	556	690	58	(261)	—	6,241
	$331,728	$49,980	$28,909	$(27)	$(13,895)	$2,400	$338,877

56	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

					Change in
				Realized	unrealized
	Value at	Purchases	Sales	gain	appreciation	Dividend	Value at
Issue	5/31/18	cost	proceeds	(loss )	(depreciation )	income	11/30/18
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$28,054	$5,499	$3,792	$(175)	$(413)	$496	$29,173
Emerging Markets Equity	6,463	2,239	696	(132)	(700)	—	7,174
Growth & Income	18,952	2,512	1,253	81	(482)	108	19,810
International Equity	9,504	2,527	332	(35)	(1,740)	—	9,924
International Opportunities	7,811	1,796	352	4	(1,126)	—	8,133
Large-Cap Growth	22,361	2,986	3,597	458	(663)	—	21,545
Large-Cap Value	20,020	4,369	1,239	(13)	(724)	—	22,413
Quant International Equity	9,049	1,531	1,113	(106)	(840)	—	8,521
Quant International Small-Cap Equity	5,196	1,146	271	(51)	(878)	—	5,142
Quant Large-Cap Growth	8,669	1,103	1,655	41	(83)	—	8,075
Quant Large-Cap Value	7,837	1,591	1,136	(49)	170	—	8,413
Quant Small-Cap Equity	5,017	1,927	1,014	(18)	(287)	—	5,625
Quant Small/Mid-Cap Equity	4,042	610	669	47	(184)	—	3,846
	$152,975	$29,836	$17,119	$52	$(7,950)	$604	$157,794
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$5,505	$1,472	$792	$(144)	$(552)	$—	$5,489
Growth & Income	17,674	1,487	1,388	124	(420)	103	17,477
International Equity	8,899	2,015	582	(63)	(1,533)	—	8,736
International Opportunities	7,315	1,371	481	(14)	(994)	—	7,197
Large-Cap Growth	20,862	1,830	3,574	452	(575)	—	18,995
Large-Cap Value	18,701	3,286	1,617	10	(616)	—	19,764
Quant International Equity	7,328	1,215	507	(29)	(745)	—	7,262
Quant International Small-Cap Equity	4,863	786	272	(37)	(802)	—	4,538
Quant Large-Cap Growth	7,796	764	1,802	102	(89)	—	6,771
Quant Large-Cap Value	7,020	1,225	1,313	(17)	154	—	7,069
Quant Small-Cap Equity	4,693	1,337	974	(3)	(257)	—	4,796
Quant Small/Mid-Cap Equity	3,776	374	633	52	(163)	—	3,406
	$114,432	$17,162	$13,935	$433	$(6,592)	$103	$111,500
^	Some amounts represent less than $1,000.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	57

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

		Gross	Gross	Net unrealized
		unrealized	unrealized	appreciation
Fund	Tax cost	appreciation	(depreciation )	(depreciation	)
Lifestyle Income	$70,925	$1,599	$(1,720)	$(121)
Lifestyle Conservative	219,201	9,580	(5,052)	4,528
Lifestyle Moderate	324,535	20,756	(6,414)	14,342
Lifestyle Growth	147,238	12,178	(1,622)	10,556
Lifestyle Aggressive Growth	101,499	10,549	(548)	10,001

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2018 were as follows (dollar amounts are in thousands):

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Lifestyle Income	$12,687	$11,450
Lifestyle Conservative	30,282	23,745
Lifestyle Moderate	54,762	33,665
Lifestyle Growth	38,825	26,076
Lifestyle Aggressive Growth	21,417	18,174

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2018 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Lifestyle Income	$1,480,445	$345,814	$1,826,259
Lifestyle Conservative	4,769,177	1,134,945	5,904,122
Lifestyle Moderate	7,373,208	1,892,953	9,266,161
Lifestyle Growth	3,464,544	853,696	4,318,240
Lifestyle Aggressive Growth	2,221,964	1,034,147	3,256,111

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

58	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	59

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Morningstar Index

©2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither

60	2018 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Lifestyle Funds ■ 2018 Semiannual Report	61

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fidu-ciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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679244	A13443 (1/19)

Semiannual Report ■ November 30, 2018 TIAA-CREF Managed Allocation Fund of the TIAA-CREF Funds The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Retirement Class	Retail Class
Managed Allocation Fund	TIMIX	TITRX	TIMRX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker-dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Proposals for action at the 2019 shareholder meeting

We anticipate that the next meeting of shareholders of the TIAA-CREF Funds will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of shareholders pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 shareholder meeting must be received by the TIAA-CREF Funds’ Corporate Secretary no earlier than January 2, 2019, and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in TIAA-CREF Funds’ proxy statement or presentation at the meeting. Unless TIAA-CREF Funds is notified by April 24, 2019, of other matters that may be properly brought before the 2019 shareholders’ meeting by or on behalf of shareholders, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

Understanding this report

This semiannual report contains information about the Managed Allocation Fund and describes the Fund’s results for the six months ended November 30, 2018. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA-CREF Managed Allocation Fund, please read the Fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	3

Letter to investors

U.S. and international financial markets delivered mixed results during the six months ended November 30, 2018. While U.S. equities posted modest gains, international stocks declined amid concerns over higher interest rates and slower global economic growth. Returns for U.S. fixed-income securities were generally negative. These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying TIAA-CREF Funds.

•	The Fund’s Institutional Class posted a loss of –2.9%, trailing the –0.9% return of its composite benchmark.
•	Relative underperformance of the Fund’s underlying mutual funds, within U.S. and international equities, detracted from results.
•	Despite losses for the six months, it’s important to note that the TIAA-CREF Managed Allocation Fund has produced solid performance over longer periods of time.

U.S. stocks led other asset classes

The broad U.S. stock market, as represented by the Russell 3000® Index, gained 1.9% for the six months. Continued strength in the U.S. economy, combined with the lowest unemployment rate in nearly 50 years and strong consumer confidence, bolstered U.S. equity markets during the first three months of the period. However, concerns about higher interest rates, a global economic slowdown and simmering trade disputes caused volatility during the second half.

The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, posted a loss of –9.1% in U.S.-dollar terms. Foreign stock declines were partly attributed to concerns about slower global economic growth, although U.S.-dollar strength also proved to be a headwind. A sharp drop in crude oil prices late in the period had a negative impact on emerging-markets nations that rely heavily on oil exports.

U.S. fixed-income returns were generally negative as the Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25% (bond prices move in the opposite direction of interest rates). The domestic investment-grade fixed-rate bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.3% for the period.

4	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Maintaining a long-term perspective

When stock market fluctuations are making headlines, it may be helpful to stay focused on the journey ahead and remember that history has shown that volatility is a normal occurrence for long-term investors. Our view is that, while past performance cannot guarantee future results, investors who have stayed the course and avoided overreacting to short-term trends have often achieved more consistent investment results over the long term.

The recent uptick in stock market volatility provides a fresh reminder about the value of not putting all your eggs in one asset class basket. The TIAA-CREF Managed Allocation Fund employs a dynamic diversification strategy that is designed to help mitigate the effects of market volatility. While diversification does not guarantee you will avoid market losses, maintaining exposure to a variety of asset classes through the professional portfolio management of the TIAA-CREF Managed Allocation Fund may help soften some of these bumps in the road, keeping you on course to reach your long-term financial goals.

We always stand ready to assist you with any questions or concerns regarding your investment in the TIAA-CREF Managed Allocation Fund. You may reach us online by visiting TIAA.org or by calling a TIAA financial consultant at 800-842-2252.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 13 of this report. You can obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s under -lying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the Fund’s benchmarks

Composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Broad market index

The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indices and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-asset class exposure and a similar risk profile as the Fund.

Russell 3000 is a trademark and service mark of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018–November 30, 2018).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2018

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
	value	value	during period	*	during period	†
Managed Allocation Fund	(6/1/18)	(11/30/18)	(6/1/18–11/30/18)		(6/1/18–11/30/18)
Institutional Class
Actual return	$1,000.00	$970.92	$0.00		$1.88
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.93
Retirement Class
Actual return	1,000.00	969.67	1.23		3.11
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19
Retail Class
Actual return	1,000.00	969.77	1.23		3.11
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the Fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the Fund’s performance lower.
†	“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Institutional Class, 0.63% for the Retirement Class and 0.63% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	9

Managed Allocation Fund

Performance for the six months ended November 30, 2018

The Managed Allocation Fund returned –2.91% for the Institutional Class, compared with the –0.94% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2018, the Fund returned –1.46%, versus 0.31% for the index. The table on page 12 shows returns for all share classes of the Fund.

U.S. stocks rose with expanding economy, but investor caution tapered gains

The U.S. economy expanded at a robust pace during the six-month period, driven by a powerful labor market and upbeat consumer sentiment. Real U.S. gross domestic product (GDP), which measures the value of all goods and services produced in the United States, advanced at an annualized rate of 3.4% during the third quarter of 2018, according to the government’s “third” estimate. This followed a stronger expansion of 4.2% in the second quarter. In September, the unemployment rate declined to 3.7%—its lowest level in almost 50 years—and was unchanged at period-end. Consumer confidence declined slightly in November but remained at historically high levels. Annual core inflation, which includes all items except food and energy, was moderate at 2.2% in November. The price per barrel of West Texas Intermediate crude oil declined from more than $65 on June 1, 2018, to nearly $51 on November 30, 2018. Oil prices climbed through much of the period, peaking at more than $76 per barrel at the beginning of October, but they fell sharply during the final two months.

The Federal Reserve raised the federal funds target rate twice during the six-month period, increasing the key short-term interest-rate measure to 2.00%–2.25%. The Fed has raised the rate eight times since it began to reverse economic stimulus policies in December 2015. Fed chairman Jerome Powell said in November that the benchmark interest rate was “just below” the neutral level, meaning that it should neither boost nor restrain economic growth.

For the six-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 1.89%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, declined 9.07% in U.S.-dollar terms. Both domestic and foreign stocks slumped in the final three months of the period amid concerns over slower global economic growth.

10	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

U.S. investment-grade bonds struggled as yields on fixed-income securities of all maturities generally rose. Shorter-term rates increased most in response to the Fed’s continued gradual shift in monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned –0.30%.

Equity fund returns weighed on performance

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The Fund does this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the six-month period, the Fund’s absolute return—that is, without regard to the performance of its respective composite benchmark—was hampered by lower stock prices internationally and domestically. Among foreign stock investments, the International Equity Fund declined most, followed closely by the Quant International Small-Cap Equity Fund. Within U.S. equities, the Quant Small-Cap Equity Fund was the worst performer. Conversely, the Quant Large-Cap Value Fund and the Quant Large-Cap Growth Fund both produced positive returns.

Domestic and foreign equity funds hampered relative performance

For the period, the Fund underperformed its composite benchmark mostly due to the relative weakness of funds investing in domestic and international equities. The Large-Cap Value Fund, the Growth & Income Fund and the International Equity Fund were the largest detractors from relative performance.

Among other funds in the U.S. equity sector, the Large-Cap Growth Fund also diminished relative returns. However, its impact was offset slightly by the relative outperformance of the Quant Small/Mid-Cap Equity Fund. In the foreign equity sector, the International Opportunities Fund was also a sizable detractor from relative returns.

The Fund’s relative performance got a boost from the Bond Plus Fund, which outperformed its benchmark for the period. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	11

Managed Allocation Fund

Performance as of November 30, 2018

Managed Allocation Fund				Average annual		Annual operating
		Total return		total return		expenses*#
	Inception date	6 months	1 year	5 years	10 years	gross	net
Institutional Class	3/31/06	–2.91%	–1.46%	5.56%	9.52%	0.42%	0.39%
Retirement Class	3/31/06	–3.03	–1.71	5.29	9.25	0.67	0.64
Retail Class	3/31/06	–3.02	–1.71	5.30	9.29	0.70	0.64
Managed Allocation Fund Composite Index†	—	–0.94	0.31	5.68	9.08	—	—
Broad market index
Morningstar Moderate Target Risk Index	—	–1.10	–0.18	5.04	8.71	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	As of the close of business on November 30, 2018, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Asset allocation
% of net assets as of 11/30/2018
Equity
U.S. equity	38.41%
International equity	18.70
Fixed income	42.84
Other assets & liabilities, net	0.05
Total	100.00

Target allocation

12	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2018

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)

FIXED INCOME—38.4%
32,171,458	TIAA-CREF Bond Plus Fund		$320,749,432	38.4%
	TOTAL FIXED INCOME		320,749,432	38.4

INTERNATIONAL EQUITY—18.7%
2,820,639	TIAA-CREF Emerging Markets Equity Fund		29,955,191	3.6
2,986,365	TIAA-CREF International Equity Fund		32,700,691	3.9
2,698,962	TIAA-CREF International Opportunities Fund		32,144,636	3.8
5,593,510	TIAA-CREF Quant International Equity Fund		40,832,625	4.9
2,011,887	TIAA-CREF Quant International Small-Cap Equity Fund		20,481,011	2.5
	TOTAL INTERNATIONAL EQUITY		156,114,154	18.7

U.S. EQUITY—42.8%
5,051,982	TIAA-CREF Growth & Income Fund		73,506,337	8.8
2,979,061	TIAA-CREF Large-Cap Growth Fund		64,466,886	7.7
3,633,075	TIAA-CREF Large-Cap Value Fund		66,194,630	7.9
3,922,217	TIAA-CREF Quant Large-Cap Growth Fund		56,401,481	6.8
5,696,603	TIAA-CREF Quant Large-Cap Value Fund		58,675,008	7.0
1,275,468	TIAA-CREF Quant Small-Cap Equity Fund		24,080,833	2.9
1,142,548	TIAA-CREF Quant Small/Mid-Cap Equity Fund		14,373,252	1.7
	TOTAL U.S. EQUITY		357,698,427	42.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $722,451,729)	834,562,013	99.9

	TOTAL PORTFOLIO	(Cost $722,451,729)	834,562,013	99.9
	OTHER ASSETS & LIABILITIES, NET		467,997	0.1
	NET ASSETS		$835,030,010	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	13

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2018

ASSETS
Affiliated investments, at value‡	$834,562,013
Cash	386,081
Receivable from securities transactions	4,552,294
Receivable from Fund shares sold	57,379
Dividends receivable	935,271
Due from affiliates	4,357
Other	78,161
Total assets	840,575,556

LIABILITIES
Service agreement fees payable	1,507
Distribution fees payable	151,662
Due to affiliates	6,354
Payable for securities transactions	5,007,077
Payable for Fund shares redeemed	186,574
Payable for trustee compensation	80,481
Accrued expenses and other payables	111,891
Total liabilities	5,545,546
NET ASSETS	$835,030,010

NET ASSETS CONSIST OF:
Paid-in-capital	$702,961,806
Total distributable earnings (loss)	132,068,204
NET ASSETS	$835,030,010

INSTITUTIONAL CLASS:
Net assets	$20,581,678
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,657,713
Net asset value per share	$12.42

RETIREMENT CLASS:
Net assets	$73,815,025
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,953,673
Net asset value per share	$12.40

RETAIL CLASS:
Net assets	$740,633,307
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,503,148
Net asset value per share	$12.45
‡ Affiliated investments, cost	$722,451,729

14	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2018

INVESTMENT INCOME
Dividends from affiliated investments	$6,033,421
Total income	6,033,421

EXPENSES
Shareholder servicing – Institutional Class	111
Shareholder servicing – Retirement Class	92,342
Shareholder servicing – Retail Class	159,230
Distribution fees – Retail Class	966,823
Administrative service fees	20,284
Trustee fees and expenses	6,290
Other expenses	96,396
Total expenses	1,341,476
Less: Expenses reimbursed by the investment adviser	(282,358)
Net expenses	1,059,118
Net investment income (loss)	4,974,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from investments	6,124,237
Net change in unrealized appreciation (depreciation) from affiliated investments	(37,895,029)
Net realized and unrealized gain (loss) from investments	(31,770,792)
Net increase (decrease) in net assets from operations	$(26,796,489)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	15

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2018	May 31, 2018[a]
		(unaudited )
OPERATIONS
Net investment income (loss)		$4,974,303	$15,627,961
Net realized gain (loss) from investments		6,124,237	29,619,031
Net change in unrealized appreciation (depreciation) from affiliated investments		(37,895,029)	25,914,003
Net increase (decrease) in net assets from operations		(26,796,489)	71,160,995

DISTRIBUTIONS TO SHAREHOLDERS[b,c]
	Institutional Class	(130,779)	(620,617)
	Retirement Class	(419,441)	(2,708,934)
	Retail Class	(4,379,387)	(30,360,877)
Total distributions		(4,929,607)	(33,690,428)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,956,637	8,267,218
	Retirement Class	8,730,858	15,733,928
	Retail Class	17,036,627	44,541,240
Reinvestments of distributions:	Institutional Class	128,320	596,715
	Retirement Class	419,441	2,708,934
	Retail Class	4,161,509	29,027,492
Redemptions:	Institutional Class	(1,213,935)	(5,370,488)
	Retirement Class	(5,555,694)	(12,384,956)
	Retail Class	(31,455,248)	(66,084,061)
Net increase (decrease) from shareholder transactions		(2,791,485)	17,036,022
Net increase (decrease) in net assets		(34,517,581)	54,506,589

NET ASSETS
Beginning of period		869,547,591	815,041,002
End of period		$835,030,010	$869,547,591

16	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2018	May 31, 2018
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	387,097	647,616
	Retirement Class	685,479	1,227,245
	Retail Class	1,322,024	3,463,611
Shares reinvested:	Institutional Class	9,848	46,856
	Retirement Class	32,229	212,807
	Retail Class	318,556	2,271,545
Shares redeemed:	Institutional Class	(94,716)	(417,225)
	Retirement Class	(435,233)	(974,623)
	Retail Class	(2,445,309)	(5,147,609)
Net increase (decrease) from shareholder transactions		(220,025)	1,330,223
[a]	Prior period amounts have been conformed to current year presentation. See notes to financial statements, Note 1—organization and significant accounting policies for further details.
[b]	The composition and per share amounts of the Fund’s distributions are presented in the Financial highlights. The distribution information for the Fund as of its most recent tax year end is presented within the notes to the financial statements, Note 5—distributions to shareholders and other tax items.
[c]	For the fiscal year ended May 31, 2018, the distributions to shareholders were characterized as “From net investment income” and “From realized gains.” See notes to financial statements, Note 1—organization and significant accounting policies for further details.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	17

Financial highlights

Managed Allocation Fund

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	11/30/18	#	$12.89	$0.09		$(0.47)		$(0.38)	$(0.09)	$ —	$(0.09)	$12.42	(2.91)%[b]	$20,582		0.03%[c]		0.00%[c]		1.39%[c]		7%[b]
	5/31/18		12.32	0.27		0.84		1.11	(0.36)	(0.18)	(0.54)	12.89	9.04	17,468		0.03		0.00		2.09		12
	5/31/17		11.52	0.24		1.14		1.38	(0.29)	(0.29)	(0.58)	12.32	12.39	13,288		0.03		0.00		2.02		21
	5/31/16		12.42	0.25		(0.44)		(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625		0.03		0.00		2.12		17
	5/31/15		12.32	0.23		0.57		0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14		11.43	0.22		1.16		1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
Retirement Class:	11/30/18	#	12.87	0.07		(0.47)		(0.40)	(0.07)	—	(0.07)	12.40	(3.03)[b]	73,815		0.28	[c]	0.25	[c]	1.14	[c]	7	[b]
	5/31/18		12.31	0.23		0.84		1.07	(0.33)	(0.18)	(0.51)	12.87	8.70	72,981		0.28		0.25		1.83		12
	5/31/17		11.51	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068		0.28		0.25		1.82		21
	5/31/16		12.41	0.21		(0.43)		(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15		12.31	0.21		0.56		0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14		11.42	0.19		1.16		1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
Retail Class:	11/30/18	#	12.92	0.07		(0.47)		(0.40)	(0.07)	—	(0.07)	12.45	(3.02)[b]	740,633		0.32	[c]	0.25	[c]	1.14	[c]	7	[b]
	5/31/18		12.35	0.23		0.85		1.08	(0.33)	(0.18)	(0.51)	12.92	8.75	779,099		0.31		0.25		1.83		12
	5/31/17		11.55	0.21		1.14		1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685		0.32		0.25		1.80		21
	5/31/16		12.45	0.21		(0.43)		(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15		12.35	0.20		0.57		0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14		11.45	0.19		1.17		1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15

#	Unaudited
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term and long-term capital gain distributions received from the Underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

18	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	19

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

20	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this semi-annual report. This implementation did not have a material impact on the Fund’s financial statements and various filings. Refer to Note 2 for further details.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	21

Notes to financial statements (unaudited)

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation will not have a material impact on the Fund’s financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Fund’s financial statements and various filings.

In August 2018, the Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that have become redundant or outdated in light of other Commission disclosure requirements, U.S. GAAP or changes in the information environment. This rule eliminates the requirements for funds to present the components of distributable earnings on the balance sheet and parenthetically on the statement of changes in net assets. This final rule is effective November 5, 2018. Management has implemented the above changes for the current reporting period. In addition, certain amounts within each Fund’s Statement of changes in net assets for the prior fiscal period have been modified to conform to the current year’s presentation of distributable earnings. This change did not impact the total amount of distributable earnings from the prior period.

22	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

The Fund’s distributions from the prior fiscal period were paid from net investment income and realized gains as indicated in the following table:

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Institutional Class	$ (411,517)
Retirement Class	(1,744,919)
Retail Class	(19,548,071)
From realized gains:
Institutional Class	(209,100)
Retirement Class	(964,015)
Retail Class	(10,812,806)
Total distributions	$(33,690,428)

For the prior fiscal period, the following Undistributed net investment income (loss) was included in net assets:

Undistributed net investment income included in net assets	$1,940,911

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	23

Notes to financial statements (unaudited)

As of November 30, 2018, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2018, there were no transactions with affiliated entities.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

24	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

Issue	Value at 5/31/18	Purchase cost	Sales proceeds	Realized gain (loss )	Change in unrealized appreciation (depreciation )	Dividend income	Value at 11/30/18
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$333,222	$16,461	$22,285	$ (725)	$ (5,924)	$5,609	$320,749
Emerging Markets Equity	28,434	6,839	1,773	(329)	(3,216)	—	29,955
Growth & Income	75,757	3,094	4,344	930	(1,931)	424	73,506
International Equity	33,767	5,009	238	(22)	(5,815)	—	32,701
International Opportunities	33,275	3,741	480	81	(4,472)	—	32,145
Large-Cap Growth	71,391	2,462	9,237	2,933	(3,082)	—	64,467
Large-Cap Value	64,003	6,790	2,732	119	(1,985)	—	66,195
Quant International Equity	47,037	3,005	4,780	(310)	(4,119)	—	40,833
Quant International Small-Cap Equity	22,155	2,259	241	(15)	(3,677)	—	20,481
Quant Large-Cap Growth	64,090	1,492	9,375	2,673	(2,479)	—	56,401
Quant Large-Cap Value	57,837	4,632	4,956	(15)	1,177	—	58,675
Quant Small-Cap Equity	21,855	7,288	3,914	496	(1,644)	—	24,081
Quant Small/Mid-Cap Equity	16,125	426	1,758	308	(728)	—	14,373
	$868,948	$63,498	$66,113	$6,124	$(37,895)	$6,033	$834,562

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$729,405	$115,614	$(10,457)		$105,157

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended November 30, 2018 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales
$63,498	$66,113

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	25

Notes to financial statements (unaudited)

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2018 was as follows:

Ordinary income	Long-term capital gains	Total
$22,000,115	$11,690,313	$33,690,428

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Fund participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2018, there were no borrowings under this credit facility by the Fund.

26	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 8—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	27

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Bloomberg Barclays Indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

28	2018 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Morningstar Index

©2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Managed Allocation Fund ■ 2018 Semiannual Report	29

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How to reach us

Websites

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 16, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 16, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: January 16, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer